UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 61.6%
Argentina – 1.5%
Republic of Argentina (NR/NR)
EUR	7,446,097	7.820%		12/31/33	$5,970,802
	$4,080,333	8.280		12/31/33	2,774,627
EUR	91,145,341	6.055	(a)	12/15/35	7,338,749
	$19,240,000	6.266	(a)	12/15/35	1,385,280
EUR	9,650,247	7.820		12/31/33	7,833,779

					25,303,237

Belarus – 0.6%
Republic of Belarus (B-/B3)
	$4,819,000	8.750		08/03/15	4,957,546
	5,570,000	8.950		01/26/18	5,730,138

					10,687,684

Belize(b) – 0.1%
Government of Belize (D/Ca)
	2,520,000	8.500		02/20/29	1,083,600

Bolivia(c) – 0.2%
Plurinational State of Bolivia (BB-/Ba3)
	3,400,000	4.875		10/29/22	3,403,602

Brazil – 0.1%
Federal Republic of Brazil (BBB/Baa2)
	50,000	8.250		01/20/34	83,875
	1,350,000	5.625		01/07/41	1,765,125

					1,849,000

Chile – 0.9%
Republic of Chile (AA-/Aa3)
	1,750,000	3.875		08/05/20	1,973,457
	9,231,000	3.250		09/14/21	10,017,209
	3,560,000	3.625		10/30/42	3,488,800

					15,479,466

Colombia – 3.6%
Republic of Colombia (BBB-/Baa3)
	3,540,000	8.250		12/22/14	4,044,450
	3,368,000	7.375		01/27/17	4,151,060
	21,630,000	7.375		03/18/19	28,443,450
	4,540,000	7.375		09/18/37	7,037,000
	12,517,000	6.125		01/18/41	17,210,875

					60,886,835

Costa Rica – 0.7%
Banco Central de Costa Rica (BB+/Baa3)
	150,000	9.995		08/01/20	205,500
Republic of Costa Rica (BB+/Baa3)
	11,150,000	4.250	(c)	01/26/23	11,205,750

					11,411,250

Dominican Republic – 2.7%
Dominican Republic (B+/B1)
	6,208,109	9.040		01/23/18	7,046,203
	3,320,000	7.500	(c)	05/06/21	3,867,800

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic (B+/B1) – (continued)
	$29,092,000	7.500%		05/06/21	$33,892,180

					44,806,183

Egypt – 0.5%
Republic of Egypt (B-/B2)
	7,130,000	5.750		04/29/20	7,058,700
	990,000	6.875		04/30/40	945,450

					8,004,150

El Salvador(c) – 0.3%
Republic of El Salvador (BB-/Ba3)
	5,630,000	5.875		01/30/25	5,658,150

Gabon – 0.3%
Republic of Gabon (BB-/NR)
	3,380,000	8.200		12/12/17	4,106,700
	590,000	8.200	(c)	12/12/17	716,850

					4,823,550

Ghana – 0.3%
Republic of Ghana (B/NR)
	3,659,000	8.500		10/04/17	4,226,145

Guatemala(c) – 0.2%
Republic of Guatemala (BB/Ba1)
	3,300,000	5.750		06/06/22	3,663,000

Hungary – 0.3%
Hungary Government Bond (BB/Ba1)
EUR	990,000	3.500		07/18/16	1,259,381
	2,950,000	4.375		07/04/17	3,830,580
	170,000	6.000		01/11/19	233,648
	237,000	3.875		02/24/20	289,366

					5,612,975

Indonesia – 7.2%
Perusahaan Penerbit SBSN (BB+/Baa3)
	$1,850,000	4.000	(c)	11/21/18	1,981,720
	5,125,000	4.000		11/21/18	5,489,900
Republic of Indonesia (BB+/Baa3)
	4,650,000	6.750		03/10/14	4,934,813
	820,000	7.500		01/15/16	958,375
	580,000	6.875		03/09/17	691,650
	5,750,000	11.625	(c)	03/04/19	8,725,625
	9,454,000	11.625		03/04/19	14,346,445
	11,870,000	5.875		03/13/20	14,288,512
	11,881,000	4.875		05/05/21	13,633,448
	9,980,000	3.750	(c)	04/25/22	10,611,498
	5,480,000	3.750		04/25/22	5,842,776
	2,190,000	8.500		10/12/35	3,520,425
	3,440,000	6.625		02/17/37	4,626,800
	3,198,000	7.750	(c)	01/17/38	4,828,980
	15,554,000	7.750		01/17/38	23,486,540
	2,000,000	5.250	(c)	01/17/42	2,332,500

					120,300,007

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Iraq – 0.7%
Republic of Iraq (NR/NR)
	$12,410,000	5.800%		01/15/28	$ 11,727,450

Ivory Coast – 2.5%
Republic of Ivory Coast (NR/NR)
	45,915,000	3.750		12/31/32	42,127,012

Lithuania – 0.1%
Lithuania Government Bond (BBB/Baa1)
	1,900,000	6.125		03/09/21	2,331,585

Malaysia – 0.4%
Federation of Malaysia (A-/A3)
	5,060,000	4.646		07/06/21	5,862,516

Mexico – 7.8%
Mexican Cetes (NR/NR)(d)
MXN	618,840,410	0.000		04/04/13	47,320,708
	251,204,300	0.000		06/27/13	19,025,709
United Mexican States (BBB/Baa1)
	$10,570,000	5.875		01/15/14	11,045,650
	250,000	6.625		03/03/15	278,750
	3,544,000	3.625		03/15/22	3,866,504
	9,760,000	6.050		01/11/40	13,078,400
	24,360,000	4.750		03/08/44	27,526,800
United Mexican States (BBB/WR)
	7,740,000	6.375		01/16/13	7,751,610

					129,894,131

Morocco(c) – 0.2%
Morocco Government Bond (BBB-/NR)
	3,020,000	4.250		12/11/22	3,053,975

Nigeria – 0.6%
Republic of Nigeria (BB-/NR)
	800,000	6.750	(c)	01/28/21	948,000
	8,350,000	6.750		01/28/21	9,894,750

					10,842,750

Pakistan – 0.3%
Islamic Republic of Pakistan (B-/Caa1)
	1,070,000	6.875	(c)	06/01/17	973,700
	1,950,000	6.875		06/01/17	1,774,500
	1,420,000	7.875		03/31/36	1,065,000
	1,480,000	7.875		03/31/36	1,110,000

					4,923,200

Panama – 2.4%
Republic of Panama (BBB/Baa2)
	6,810,000	7.250		03/15/15	7,661,250
	4,147,000	8.875		09/30/27	6,718,140
	3,610,000	9.375		04/01/29	6,173,100

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Panama – (continued)
Republic of Panama (BBB/Baa2) – (continued)
	$14,450,000	6.700%		01/26/36	$ 20,446,750

					40,999,240

Peru – 1.7%
Republic of Peru (BBB/Baa2)
	7,152,000	7.350		07/21/25	10,352,520
	7,554,000	8.750		11/21/33	13,125,075
	700,000	6.550		03/14/37	1,013,250
	3,710,000	5.625		11/18/50	4,813,725

					29,304,570

Philippines – 2.9%
Republic of Philippines (BB+/Ba1)
	720,000	9.375		01/18/17	946,800
	3,480,000	9.875		01/15/19	5,024,250
	5,869,000	8.375		06/17/19	8,099,220
	9,160,000	6.500		01/20/20	11,724,800
	2,490,000	9.500		10/21/24	4,021,350
	3,990,000	5.500		03/30/26	5,047,350
	3,417,000	7.750		01/14/31	5,245,095
	6,500,000	6.375		01/15/32	8,921,250

					49,030,115

Romania – 0.9%
Republic of Romania (BB+/Baa3)
EUR	2,097,000	6.500		06/18/18	3,141,608
	$4,720,000	6.750	(c)	02/07/22	5,734,800
	5,020,000	6.750		02/07/22	6,099,300

					14,975,708

Russia – 2.9%
Russian Federation (BBB/Baa1)
	1,200,000	3.250	(c)	04/04/17	1,278,000
	900,000	5.000		04/29/20	1,064,250
	27,200,000	4.500	(c)	04/04/22	31,178,000
	11,353,750	7.500	(b)	03/31/30	14,532,800

					48,053,050

Serbia – 0.4%
Republic of Serbia (BB-/NR)
	3,760,000	5.250	(c)	11/21/17	3,901,000
	1,200,000	7.250	(c)	09/28/21	1,375,500
	2,120,001	6.750	(b)	11/01/24	2,141,201

					7,417,701

Slovenia – 3.1%
Republic of Slovenia (A/Baa2)
	3,990,000	5.500		10/26/22	4,204,463
	26,850,000	5.500	(c)	10/26/22	28,293,187
EUR	13,743,000	4.625		09/09/24	16,329,620
	2,100,000	5.125		03/30/26	2,504,688

					51,331,958

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
South Korea – 0.6%
Republic of Korea (A+/Aa3)
	$7,919,000	7.125%		04/16/19	$10,297,689

Sri Lanka – 0.3%
Republic of Sri Lanka (B+/NR)
	540,000	7.400	(c)	01/22/15	584,550
	274,000	7.400		01/22/15	296,605
Republic of Sri Lanka (B+/B1)(c)
	1,170,000	6.250		07/27/21	1,272,375
	2,600,000	5.875		07/25/22	2,771,689

					4,925,219

Turkey – 6.4%
Republic of Turkey (NR/NR)
TRY	29,500,000	0.000	(d)	09/11/13	15,836,392
Republic of Turkey (BB/Ba1)
	$6,120,000	7.000		09/26/16	7,168,050
	1,060,000	7.500		07/14/17	1,294,525
	6,930,000	6.750		04/03/18	8,393,963
	11,650,000	7.000		03/11/19	14,518,812
	12,517,000	5.625		03/30/21	14,863,937
	6,740,000	6.250		09/26/22	8,408,150
	9,090,000	7.375		02/05/25	12,316,950
	6,080,000	6.875		03/17/36	8,215,600
	5,300,000	7.250		03/05/38	7,532,625
	910,000	6.750		05/30/40	1,233,050
	5,490,000	6.000		01/14/41	6,835,050

					106,617,104

Ukraine – 2.6%
Financing of Infrastrucural Projects State Enterprise (NR/B3)
	10,520,000	9.000	(c)	12/07/17	10,521,746
	1,830,000	7.400		04/20/18	1,683,817
Ukraine Government Bond (B/B3)
	18,380,000	9.250		07/24/17	19,942,300
	11,660,000	7.800	(c)	11/28/22	11,747,450

					43,895,313

Uruguay – 1.0%
Republic of Uruguay (BBB-/Baa3)
	654,193	8.000		11/18/22	951,851
	3,066,000	6.875		09/28/25	4,292,400
	7,926,000	7.625		03/21/36	12,285,300

					17,529,551

Venezuela – 3.8%
Republic of Venezuela (B+/B2)
	4,781,000	6.000		12/09/20	3,992,135
	19,240,000	9.000		05/07/23	18,566,600
	26,720,000	8.250		10/13/24	24,448,800
	4,920,000	7.650		04/21/25	4,305,000
	3,160,000	11.750		10/21/26	3,555,000
	5,330,000	9.250		09/15/27	5,330,000

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Venezuela – (continued)
Republic of Venezuela (B+/B2) – (continued)
	$2,940,000	11.950%		08/05/31	$3,344,250

					63,541,785

Vietnam – 0.2%
Socialist Republic of Vietnam (BB-/B2)
	2,110,000	6.875		01/15/16	2,315,725
	310,000	6.750		01/29/20	354,175

					2,669,900

Zambia(c) – 0.3%
Republic of Zambia (B+/NR)
	4,430,000	5.375		09/20/22	4,413,387

TOTAL SOVEREIGN DEBT OBLIGATIONS					$1,032,963,743

Foreign Debt Obligations – 1.3%
Supranational – 1.3%
Corporacion Andina de Fomento (AA-/Aa3)
	$10,149,000	3.750%		01/15/16	$10,711,115
	9,664,000	4.375		06/15/22	10,485,440

TOTAL FOREIGN DEBT OBLIGATIONS					$21,196,555

Corporate Obligations – 28.1%
Austria(e) – 0.1%
OGX Austria GMBH (B/B1)
	$1,580,000	8.375	%(c)	04/01/22	$1,317,608
	281,000	8.375		04/01/22	234,572

					1,552,180

Azerbaijan – 0.3%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
	5,040,000	5.450		02/09/17	5,581,223

Bangladesh(c)(e) – 0.3%
Digicel Group Ltd. (NR/Caa1)
	4,710,000	8.250		09/30/20	5,169,225

Brazil – 2.6%
Banco do Brasil SA (BBB/Baa1)
	17,710,000	3.875		10/10/22	17,817,058
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
	7,920,000	7.375	(c)	02/02/22	8,690,588
	2,720,000	7.375		02/02/22	2,987,885
CCL Finance Ltd. (BBB/Baa3)(e)
	5,458,000	9.500		08/15/14	6,044,728
Companhia Energetica de Sao Paulo (NR/Ba1)
BRL	2,496,258	9.750		01/15/15	1,307,265
Independencia International Ltd. (NR/NR)(c)(e)(f)
	1,277,436	12.000		12/30/16	—
Petrobras International Finance Co. (BBB/A3)(e)
	4,340,000	5.750		01/20/20	4,927,641
	1,343,000	5.375		01/27/21	1,508,994

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Brazil – (continued)
Raizen Energy Finance Ltd. (BBB/Baa3)(e)
$450,000	7.000%		02/01/17	$508,500

				43,792,659

British Virgin Islands – 0.6%
PCCW Capital No 4 Ltd. (NR/NR)
1,590,000	5.750		04/17/22	1,744,548
Talent Yield Investments Ltd. (A-/Baa1)
5,000,000	4.500	(c)	04/25/22	5,445,222
1,890,000	4.500		04/25/22	2,076,921

				9,266,691

Canada – 1.1%
Eldorado Gold Corp. (BB/Ba3)(c)(e)
5,080,000	6.125		12/15/20	5,181,600
Nexen, Inc. (BBB-/Baa3)(e)
1,155,000	6.400		05/15/37	1,494,776
PTT Exploration and Production Public Co. Ltd. (BBB+/Baa1)
3,805,000	5.692		04/05/21	4,395,536
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
3,080,000	5.692	(c)	04/05/21	3,545,175
1,150,000	6.350	(c)	06/12/42	1,434,945
2,130,000	6.350		06/12/42	2,668,464

				18,720,496

Chile – 3.1%
AES Gener SA (BBB-/Baa3)(e)
1,320,000	5.250	(c)	08/15/21	1,468,971
2,960,000	5.250		08/15/21	3,294,057
Banco de Credito e Inversiones (NR/A1)(e)
2,940,000	3.000		09/13/17	2,935,952
14,250,000	3.000	(c)	09/13/17	14,230,419
Banco del Estado de Chile (AA-/Aa3)(e)
4,670,000	4.125	(c)	10/07/20	5,121,327
770,000	4.125		10/07/20	844,416
2,340,000	3.875	(c)	02/08/22	2,489,691
510,000	3.875		02/08/22	543,304
Banco Santander Chile (A/Aa3)(c)
4,760,000	3.875		09/20/22	4,918,388
Corporacion Nacional del Cobre (A/A1)
1,980,000	7.500		01/15/19	2,508,597
1,160,000	3.750	(c)	11/04/20	1,254,924
2,410,000	3.750		11/04/20	2,609,151
2,320,000	3.875		11/03/21	2,529,978
1,448,000	6.150		10/24/36	1,890,639
Corporacion Nacional del Cobre de Chile, Inc. (A/A1)
2,600,000	4.250	(c)	07/17/42	2,638,264
E.CL SA (BBB-/NR)(e)
2,490,000	5.625	(c)	01/15/21	2,785,751
430,000	5.625		01/15/21	481,074

				52,544,903

Colombia – 2.3%
Banco de Bogota SA (BBB-/Baa2)(e)
1,450,000	5.000	(c)	01/15/17	1,567,647
5,534,000	5.000		01/15/17	5,983,124
Bancolombia SA (NR/Baa2)
2,500,000	5.950	(e)	06/03/21	2,884,668

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Colombia – (continued)
Bancolombia SA (NR/Baa3)
	$4,940,000	5.125%		09/11/22	$ 5,115,723
Colombia Telecomunicaciones SA ESP (BB/NR)(c)(e)
	2,890,000	5.375		09/27/22	2,914,390
Empresa de Energia de Bogota SA (BB+/Baa3)(e)
	4,100,000	6.125	(c)	11/10/21	4,596,282
	4,627,000	6.125		11/10/21	5,192,549
Empresas Publicas de Medellin ESP (NR/Baa3)(e)
	3,289,000	7.625		07/29/19	4,127,969
Transportadora de Gas Internacional SA (BB/Baa3)(e)
	1,660,000	5.700		03/20/22	1,834,691
Transportadora de Gas Internacional SA ESP (BB/Baa3)(e)
	3,250,000	5.700	(c)	03/20/22	3,587,597

					37,804,640

Croatia(c) – 0.1%
Hrvatska Elektroprivreda (BB-/Ba2)
	2,290,000	6.000		11/09/17	2,375,875

Dominican Republic(c)(e) – 0.5%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba3)
	8,100,000	9.250		11/13/19	8,545,500

Guatemala(e) – 0.1%
Central American Bottling Corp. (BB/Ba2)
	480,000	6.750	(c)	02/09/22	523,756
	874,000	6.750		02/09/22	953,672

					1,477,428

Hong Kong – 0.4%
China Resources Gas Group Ltd. (NR/Baa1)
	2,200,000	4.500	(c)	04/05/22	2,409,013
	1,870,000	4.500		04/05/22	2,069,716
Country Garden Holdings Co. Ltd. (BB-/Ba3)(g)
CNY	6,700,000	2.500		02/22/13	1,296,909
Zijin International Finance Co., Ltd. (NR/A1)
	$1,260,000	4.250		06/30/16	1,326,906

					7,102,544

Ireland – 2.6%
MTS International Funding Ltd. (BB/Ba2)
	10,860,000	8.625		06/22/20	13,656,450
Rosneft Oil Co via Rosneft International Finance Ltd. (BBB-/Baa1)(c)
	27,500,000	4.199		03/06/22	28,015,625
VIP Finance Ireland Ltd. for OJSC Vimpel
Communications (BB/Ba3)
	270,000	9.125		04/30/18	326,025
	1,850,000	7.748	(c)	02/02/21	2,143,687

					44,141,787

Kazakhstan – 1.9%
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)
	700,000	6.375	(c)	10/06/20	848,750
	330,000	6.375		10/06/20	400,125
	1,100,000	6.950		07/10/42	1,380,500
	5,240,000	6.950	(c)	07/10/42	6,558,271

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Kazakhstan – (continued)
Kazatomprom (NR/Baa3)
	$700,000	6.250	%(c)	05/20/15	$759,500
	1,780,000	6.250		05/20/15	1,931,300
KazMunaiGaz Finance Sub BV (BBB-/Baa3)
	2,100,000	11.750	(c)	01/23/15	2,504,250
	2,620,000	11.750		01/23/15	3,124,350
	1,080,000	7.000	(c)	05/05/20	1,344,600
KazMunayGas National Co. (BBB-/Baa3)
	2,000,000	9.125		07/02/18	2,645,000
	2,130,000	7.000		05/05/20	2,651,850
	2,530,000	6.375	(c)	04/09/21	3,099,250
	3,170,000	6.375		04/09/21	3,883,250

					31,130,996

Luxembourg – 2.8%
Gaz Capital SA for Gazprom (BBB/Baa1)
	6,318,000	9.250	(g)	04/23/19	8,316,067
	10,240,000	5.999		01/23/21	11,801,600
	1,270,000	4.950		07/19/22	1,360,488
GPN Capital SA for Gazprom (BBB-/Baa3)(c)
	3,910,000	4.375		09/19/22	3,995,334
SB Capital SA (NR/Baa1)(c)
	2,730,000	5.125		10/29/22	2,774,362
TNK-BP Finance SA (BBB-/Baa2)
	340,000	7.500		07/18/16	393,550
	1,180,000	6.625	(c)	03/20/17	1,343,725
	1,030,000	6.625		03/20/17	1,172,913
	7,150,000	7.875		03/13/18	8,687,250
	3,540,000	7.250		02/02/20	4,301,100
Wind Acquisition Finance SA (B+/B3)(e)
	1,040,000	11.750	(c)	07/15/17	1,089,400
	1,000,000	11.750		07/15/17	1,047,500

					46,283,289

Mexico – 2.0%
America Movil SAB de CV (A-/A2)
	538,000	3.125		07/16/22	548,772
MXN	22,930,000	6.450		12/05/22	1,829,016
Cemex Finance LLC (B-/NR)(c)(e)
	$3,040,000	9.375		10/12/22	3,408,977
GEO Maquinaria (NR/NR)(e)
	1,075,250	9.625	(c)	05/02/21	1,010,597
	1,094,800	9.625		05/02/21	1,028,991
Grupo KUO SAB de CV (BB/NR)(c)(e)
	1,640,000	6.250		12/04/22	1,730,200
Mexichem SAB de CV (BBB-/Ba1)(c)(e)
	1,820,000	4.875		09/19/22	1,957,991
Pemex Project Funding Master Trust (BBB/Baa1)
	10,320,000	6.625	(e)	06/15/35	13,080,600
Petroleos Mexicanos (NR/Baa1)(e)
	1,920,000	5.500	(c)	06/27/44	2,111,040
Petroleos Mexicanos (BBB/Baa1)(e)
	512,000	8.000		05/03/19	668,160
	5,130,000	5.500		01/21/21	5,989,275
	630,000	6.500		06/02/41	789,075

					34,152,694

Netherlands – 1.3%
Ajecorp BV (BB/NR)(c)(e)
	1,700,000	6.500		05/14/22	1,844,473

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Netherlands – (continued)
Arcos Dorados Holdings, Inc. (NR/Ba2)(e)
	$1,229,000	7.500%		10/01/19	$1,320,542
Listrindo Capital BV (BB-/Ba2)(e)
	1,290,000	6.950	(c)	02/21/19	1,438,283
	3,560,000	6.950		02/21/19	3,969,400
Metinvest BV (NR/B3)
	200,000	8.750		02/14/18	193,000
Republic of Angola Via Northern Lights III BV (BB-/Ba3)
	4,800,000	7.000		08/16/19	5,310,000
VimpelCom Holdings BV (BB/Ba3)
	1,180,000	7.504	(c)	03/01/22	1,349,625
	4,860,000	7.504		03/01/22	5,558,625

					20,983,948

Paraguay(c)(e) – 0.2%
Banco Continental SAECA (BB-/Ba2)
	1,900,000	8.875		10/15/17	2,033,000
Telefonica Celular del Paraguay SA (NR/Ba3)
	1,850,000	6.750		12/13/22	1,933,523

					3,966,523

Peru(e) – 0.5%
Corp Financiera de Desarrollo SA (BBB/NR)
	1,339,000	4.750	(c)	02/08/22	1,469,086
	1,888,000	4.750		02/08/22	2,073,933
Corp Lindley S.A. (BB+/NR)
	880,000	6.750	(c)	11/23/21	1,015,443
	1,600,000	6.750		11/23/21	1,847,713
Volcan Cia Minera SAA (BBB-/Baa3)
	496,000	5.375	(c)	02/02/22	546,279
	623,000	5.375		02/02/22	686,153

					7,638,607

Philippines – 0.2%
Development Bank of Philippines (BB+/NR)
	1,610,000	5.500		03/25/21	1,835,400
Energy Development Corp. (NR/NR)
	1,820,000	6.500		01/20/21	2,033,850

					3,869,250

Qatar(e) – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II (A/Aa3)
	2,272,875	5.298		09/30/20	2,554,143
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/Aa3)
	180,000	5.500	(c)	09/30/14	193,500
	161,600	5.832		09/30/16	176,750

					2,924,393

Singapore(e) – 0.0%
Berau Capital Resources Pte, Ltd. (BB-/B1)
	120,000	12.500		07/08/15	129,300

South Africa – 0.7%
Peermont Proprietary Global Ltd. (CCC+/Caa1)(e)
EUR	5,700,000	7.750		04/30/14	7,316,817

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
South Africa – (continued)
Transnet SOC Ltd. (BBB/A3)(c)
	$4,440,000	4.000%		07/26/22	$4,467,750

					11,784,567

Turkey – 1.4%
Anadolu Efes Biracilik ve Malt Sanayii AS (BBB-/Baa3)(c)
	8,425,000	3.375		11/01/22	8,309,157
Export Credit Bank of Turkey (BB/Ba1)
	2,150,000	5.375	(c)	11/04/16	2,335,975
	2,240,000	5.375		11/04/16	2,433,760
	1,780,000	5.875	(c)	04/24/19	2,028,822
	600,000	5.875		04/24/19	683,250
Turkiye Halk Bankasi AS (NR/Baa2)
	5,260,000	4.875		07/19/17	5,595,325
	2,490,000	4.875	(c)	07/19/17	2,652,567

					24,038,856

Ukraine – 0.3%
Financing of Infrastructural Projects State Enterprise (NR/B3)
	4,990,000	8.375		11/03/17	4,740,500

United Arab Emirates – 0.8%
Dolphin Energy Ltd. (NR/A1)
	356,974	5.888	(c)(e)	06/15/19	401,595
	4,030,983	5.888	(e)	06/15/19	4,534,856
	2,210,000	5.500		12/15/21	2,577,965
Dubai Holding Commercial Operations MTN Ltd. (NR/B2)
EUR	1,050,000	4.750		01/30/14	1,359,962
GBP	1,450,000	6.000		02/01/17	2,273,011
National Bank of Abu Dhabi (A+/Aa3)
	$1,530,000	3.000		08/13/19	1,550,655

					12,698,044

United Kingdom – 0.0%
Ferrexpo Finance PLC (B/Caa1)
	850,000	7.875		04/07/16	824,500

Venezuela(e) – 1.7%
Petroleos de Venezuela SA (B+/NR)
	8,841,900	5.250		04/12/17	7,626,139
	2,550,000	8.500		11/02/17	2,511,750
	15,690,000	9.000		11/17/21	14,866,275
	3,720,000	5.375		04/12/27	2,585,400
	310,000	5.500		04/12/37	210,800

					27,800,364

TOTAL CORPORATE OBLIGATIONS					$471,040,982

Structured Notes – 3.1%
Brazil – 1.2%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau) (NR/NR)
BRL	8,441,337	6.000%		08/19/40	$5,593,605

Principal Amount		Interest Rate	Maturity Date	Value
Structured Notes – (continued)
Brazil – (continued)
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
	$21,547,624	6.000%	08/15/40	$14,278,412

				19,872,017

Nigeria(c)(d) – 0.5%
Nigeria Government International Bond (Issuer HSBC Corp.) (NR/NR)
NGN	1,491,000,000	0.000	08/12/13	8,870,982

Russia – 1.4%
Russian Federation (Issuer Citigroup Funding, Inc.) (NR/NR)
RUB	565,400,000	7.500	02/27/19	19,469,702
Russian Federation (Issuer Credit Suisse Nassau) (NR/NR)
	96,200,000	8.150	02/05/27	3,481,218

				22,950,920

TOTAL STRUCTURED NOTES				$51,693,919

U.S. Treasury Obligation(h) – 1.1%
United States – 1.1%
United States Treasury Note (NR/NR)
	$19,100,000	0.125%	12/31/13	$19,088,159

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS				$1,595,983,358

Short-term Investments – 3.8%
Certificates of Deposit – 0.3%
Banco del Estado de Chile (NR/NR)
	$4,700,000	0.200%	02/22/13	$4,700,000

Repurchase Agreement(i) – 3.5%
Joint Repurchase Agreement Account II
	59,800,000	0.221	01/02/13	59,800,000

TOTAL SHORT-TERM INVESTMENTS – 3.8%				$64,500,000

TOTAL INVESTMENTS – 99.0%				$1,660,483,358

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%				15,953,694

NET ASSETS – 100.0%				$1,676,437,052

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2012.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $362,840,611, which represents approximately 21.6% of net assets as of December 31, 2012.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PHP	—	Philippine Peso
RUB	—	Russian Ruble
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar

Investment Abbreviations:
KWCDC	—	South Korean Won Certificate of Deposit
MTN	—	Medium Term Note
NR	—	Not Rated
TIIE	—	La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	CNY/USD	03/29/13	$13,437,347	$9,347
	EUR/USD	03/20/13	2,087,023	4,058
	INR/USD	01/22/13	20,251,645	165,736
	TWD/USD	02/04/13	4,160,581	8,581
Citibank NA	CLP/USD	01/17/13	7,629,904	31,821
	EUR/USD	03/20/13	4,270,472	77,520
	IDR/USD	01/14/13	4,218,826	10,826
	KRW/USD	02/04/13	4,222,326	70,326
	PHP/USD	02/19/13	13,472,833	60,222
	RUB/USD	01/14/13	5,466,691	52,308
	RUB/USD	01/17/13	21,555,592	598,458
	USD/JPY	03/21/13	5,782,624	215,155
Credit Suisse International (London)	CLP/USD	01/07/13	8,414,006	48,006
	COP/USD	01/17/13	2,901,509	84,441
	USD/BRL	01/31/13	4,685,619	4,904
	USD/MXN	03/20/13	2,050,823	27,177
Deutsche Bank AG (London)	KRW/USD	02/04/13	12,511,134	142,927
	MYR/USD	01/29/13	5,290,468	9,154
	MYR/USD	01/31/13	8,800,046	28,398
	MYR/USD	02/04/13	4,076,875	6,822
	USD/EUR	03/20/13	2,080,419	8,039
	USD/INR	01/22/13	4,196,391	4,609
HSBC Bank PLC	BRL/USD	01/17/13	4,145,936	54,223
	CNY/USD	02/04/13	7,049,477	81,477
	MYR/USD	01/17/13	9,839,351	23,112
	USD/JPY	03/21/13	4,025,387	136,613
	USD/MXN	04/04/13	36,140,759	515,752
JPMorgan Securities, Inc.	BRL/USD	01/07/13	3,920,159	64,122
	MYR/USD	01/31/13	5,894,514	22,850
	TRY/USD	03/20/13	6,328,859	26,859
	USD/TRY	03/20/13	4,203,597	8,403
Morgan Stanley Capital Services, Inc.	EUR/USD	03/20/13	2,093,628	14,385
	MYR/USD	01/17/13	5,918,770	15,443
	TRY/USD	03/20/13	4,213,405	12,405
	USD/MXN	03/20/13	12,464,511	55,489
Royal Bank of Canada	USD/MXN	03/20/13	2,049,300	36,700
Royal Bank of Scotland PLC	INR/USD	01/29/13	2,098,855	47,855
	USD/INR	01/22/13	4,151,647	36,353
Standard Chartered Bank	USD/INR	01/22/13	4,148,151	3,849
State Street Bank	MXN/USD	01/25/13	5,112,276	15,125
	MXN/USD	03/20/13	2,103,861	5,861
	USD/JPY	03/21/13	6,033,672	209,328
UBS AG (London)	BRL/USD	01/03/13	4,154,106	103,106
	BRL/USD	01/31/13	4,205,468	102,468
	INR/USD	01/29/13	4,178,428	73,428
	RUB/USD	01/10/13	4,268,181	70,181
	RUB/USD	01/18/13	2,116,994	35,994
	RUB/USD	01/22/13	4,212,834	41,834
	TWD/USD	01/14/13	12,041,025	28,078
	TWD/USD	02/04/13	8,113,559	24,841
	USD/BRL	01/17/13	19,380,670	11,354

TOTAL				$3,546,323

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	CNY/USD	02/04/13	$4,811,901	$(6,699)
	CNY/USD	02/05/13	8,021,935	(8,065)
Barclays Bank PLC	CNY/USD	02/05/13	16,042,620	(12,304)
	IDR/USD	02/20/13	7,927,299	(120,247)
	JPY/USD	03/21/13	2,095,039	(11,961)
	MYR/USD	02/04/13	4,138,190	(13,810)
	USD/BRL	01/31/13	1,122,401	(32,828)
	USD/INR	01/29/13	4,205,732	(32,232)
	USD/PHP	01/18/13	4,214,446	(5,446)
Citibank NA	JPY/USD	03/21/13	6,077,852	(181,148)
	MXN/USD	03/20/13	2,088,319	(15,681)
	MYR/USD	01/29/13	9,350,882	(9,118)
	USD/EUR	02/08/13	54,812,601	(69,773)
	USD/MYR	01/29/13	3,370,303	(3,303)
	USD/PHP	02/04/13	8,369,982	(37,982)
	USD/RUB	01/10/13	4,258,931	(56,931)
	USD/RUB	01/14/13	4,198,544	(32,544)
	USD/RUB	01/17/13	3,430,374	(62,272)
Credit Suisse International (London)	BRL/USD	01/07/13	4,700,780	(5,094)
	MXN/USD	03/20/13	10,401,314	(106,686)
	USD/COP	01/17/13	2,901,509	(100,886)
	USD/RUB	01/17/13	19,286,372	(326,986)
	USD/RUB	01/18/13	2,111,702	(27,702)
Deutsche Bank AG (London)	CNY/USD	02/04/13	5,423,268	(5,732)
	EUR/USD	03/20/13	2,084,381	(2,682)
	ILS/USD	03/20/13	2,099,614	(2,386)
	INR/USD	01/22/13	719,881	(3,629)
	JPY/USD	03/21/13	4,124,239	(68,761)
	MXN/USD	03/20/13	23,101,917	(302,317)
	PHP/USD	02/04/13	9,219,879	(17,713)
	USD/EUR	03/20/13	18,933,313	(163,987)
	USD/KRW	02/04/13	4,216,331	(43,331)
	USD/MXN	03/20/13	4,275,075	(25,425)
	USD/TRY	09/27/13	14,946,843	(281,156)
HSBC Bank PLC	CNY/USD	02/04/13	5,938,979	(4,021)
	USD/BRL	01/03/13	4,154,106	(54,508)
	USD/MYR	01/29/13	8,384,736	(37,736)
JPMorgan Securities, Inc.	TRY/USD	03/20/13	4,159,430	(8,570)
	USD/CNY	02/04/13	3,315,531	(43,450)
	USD/MXN	06/27/13	18,690,656	(50,733)
Morgan Stanley Capital Services, Inc.	EUR/USD	03/20/13	2,076,456	(3,229)
Royal Bank of Scotland PLC	USD/TRY	03/20/13	10,498,098	(45,344)
Standard Chartered Bank	PHP/USD	01/18/13	8,100,546	(9,702)
State Street Bank	EUR/USD	02/08/13	7,706,283	(39,227)
	MXN/USD	03/20/13	2,073,955	(30,045)
	USD/MXN	01/25/13	1,769,430	(4,148)
	USD/MXN	03/20/13	2,122,471	(15,346)
UBS AG (London)	RUB/USD	01/31/13	4,192,575	(3,425)
	USD/BRL	01/07/13	8,620,939	(278,939)
	USD/BRL	01/31/13	4,222,424	(51,424)
	USD/RUB	01/14/13	4,210,374	(37,374)

TOTAL				$(2,914,038)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	227	March 2013	$36,908,781	$(420,018)
2 Year U.S. Treasury Notes	223	March 2013	49,164,531	10,695
5 Year U.S. Treasury Notes	1,893	March 2013	235,515,821	255,569
10 Year U.S. Treasury Notes	(682)	March 2013	(90,556,812)	54,268
30 Year U.S. Treasury Bonds	149	March 2013	21,977,500	(193,850)

TOTAL				$(293,336)

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty		Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payment Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	4,310		01/02/17	8.695%	1 month Brazilian Interbank Deposit Average	$—	$17,829
		19,280		01/02/17	8.360	1 month Brazilian Interbank Deposit Average	—	(12,833)
		65,360		01/02/17	8.300	1 month Brazilian Interbank Deposit Average	—	(68,234)
	MXN	34,360		11/17/22	5.850	Mexico Interbank TIIE 28 Days	(74)	7,298
Barclays Bank PLC	BRL	1,810		01/02/17	8.650	1 month Brazilian Interbank Deposit Average	—	6,504
	MXN	312,540		11/05/32	6.747	Mexico Interbank TIIE 28 Days	(3,823)	195,509
Citibank NA	BRL	14,980		01/02/17	8.350	1 month Brazilian Interbank Deposit Average	—	(11,953)
Deutsche Bank Securities, Inc.		41,860		01/02/17	8.330	1 month Brazilian Interbank Deposit Average	—	(26,651)
	KRW	21,700,000	(a)	12/21/22	3 month KWCDC	3.390%	—	(2,702)
JPMorgan Securities, Inc.	BRL	21,390		01/02/17	8.370	1 month Brazilian Interbank Deposit Average	—	(11,407)
Morgan Stanley Capital Services, Inc.	KRW	6,983,920	(a)	12/11/22	3 month KWCDC	3.260	—	32,457
		36,256,940	(a)	12/12/22	3 month KWCDC	3.290	—	128,144
		18,128,470	(a)	12/13/22	3 month KWCDC	3.300	—	57,467

TOTAL							$(3,897)	$311,428

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	Federal Republic of Brazil, 12.250%, 03/06/30	$4,680	1.000%	12/20/22	1.459%	$(189,782)	$2,142
	United Mexican States, 5.950%, 03/19/19	900	1.000	12/20/22	1.339	(32,246)	5,405
Credit Suisse International (London)	Federal Republic of Brazil, 12.250%, 03/06/30	29,210	0.000	03/20/13	1.459	(33,431)	16,063
JPMorgan Securities, Inc.	Federal Republic of Brazil, 12.250%, 03/06/30	3,780	1.000	12/20/22	1.459	(125,524)	(26,031)
Morgan Stanley Capital Services, Inc.	Federal Republic of Brazil, 12.250%, 03/06/30	7,730	1.000	12/20/22	1.459	(312,538)	2,611
UBS AG (London)	United Mexican States, 5.950%, 03/19/19	3,520	1.000	12/20/22	1.339	(124,639)	19,660

TOTAL						$(818,160)	$19,850

(b)	Credit Spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,565,041,497

Gross unrealized gain	108,936,934
Gross unrealized loss	(13,495,073)

Net unrealized security gain	$95,441,861

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 93.9%
Aerospace – 0.4%
Silver II Borrower/Silver II US Holdings LLC (CCC+/Caa1)(a)
	$7,050,000	7.750%		12/15/20	$ 7,293,186
Spirit AeroSystems, Inc. (BB-/Ba3)
	3,000,000	7.500		10/01/17	3,210,000
	10,350,000	6.750		12/15/20	11,074,500

					21,577,686

Airlines(a) – 0.4%
Air Canada (B+/B2)
	20,500,000	9.250		08/01/15	21,525,000

Automotive – 0.8%
Ford Motor Credit Co. LLC (BB+/Baa3)
	8,000,000	12.000		05/15/15	9,837,413
	20,000,000	8.000		12/15/16	24,104,198
General Motors Financial Co., Inc. (BB-/Ba3)
	5,400,000	4.750	(a)	08/15/17	5,670,000
	8,250,000	6.750		06/01/18	9,466,875
General Motors Liquidation Co. (NR/NR)(b)
	7,125,000	7.125		07/15/13	—
	2,000,000	7.700		04/15/16	—
	1,000,000	8.800		03/01/49	—
	14,500,000	8.375		07/15/49	—

					49,078,486

Automotive Parts – 1.1%
Accuride Corp. (B-/B3)
	16,350,000	9.500		08/01/18	15,736,875
American Axle & Manufacturing Holdings, Inc. (B/B2)
	100,000	7.875		03/01/17	103,500
American Axle & Manufacturing, Inc. (B/B2)
	7,500,000	7.750		11/15/19	8,193,750
	6,250,000	6.625		10/15/22	6,375,000
American Tire Distributors Holdings, Inc. (CCC+/B2)
	8,650,000	9.750		06/01/17	9,169,000
Mark IV USA Lux SCA/Mark IV USA SCA (BB-/Ba3)
EUR	4,050,000	8.875		12/15/17	5,733,372
Meritor, Inc. (B-/NR)(c)(d)
	$2,150,000	4.000		02/15/19	1,610,296
Navistar International Corp. (CCC+/B3)
	14,000,000	8.250		11/01/21	13,510,000
Tomkins LLC/Tomkins, Inc. (BB-/B1)
	3,786,000	9.000		10/01/18	4,259,250

					64,691,043

Banks – 1.5%
Bank of America Corp. (BB+/B1)(e)
	8,050,000	8.000		01/30/49	8,855,000
BNP Paribas SA (BBB/Ba2)(a)(e)
	13,700,000	5.186		06/29/49	13,220,500
Citigroup, Inc. (BB/B1)(e)
	8,400,000	5.900		12/29/49	8,463,000
LBG Capital No.2 PLC (BB+/NR)
	7,500,000	7.875		03/19/20	8,100,000
Merrill Lynch & Co., Inc. (BBB+/Baa3)
	14,900,000	6.110		01/29/37	16,306,679
	18,500,000	7.750		05/14/38	23,981,540

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. (BBB+/Baa2)
$8,850,000	4.875%	11/01/22	$ 9,148,427

			88,075,146

Building Materials – 0.6%
Ainsworth Lumber Co., Ltd. (B/B2)(a)
3,250,000	7.500	12/15/17	3,412,500
Associated Materials LLC/AMH New Finance, Inc. (B-/Caa1)
6,100,000	9.125	11/01/17	6,222,000
PLY Gem Industries, Inc. (B-/Caa1)
15,500,000	8.250	02/15/18	16,778,750
PLY Gem Industries, Inc. (CCC/Caa3)(a)
1,500,000	9.375	04/15/17	1,627,500
USG Corp. (BB-/B2)(a)
5,250,000	9.750	08/01/14	5,709,375

			33,750,125

Capital Goods – 0.6%
Dynacast International LLC/Dynacast Finance, Inc. (B/B2)
11,335,000	9.250	07/15/19	12,128,450
RBS Global, Inc./Rexnord LLC (B/B3)
16,250,000	8.500	05/01/18	17,610,937
Thermon Industries, Inc. (BB-/B1)
3,010,000	9.500	05/01/17	3,359,913

			33,099,300

Chemicals – 2.6%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
17,950,000	8.875	02/01/18	18,443,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/NR)
9,950,000	9.000	11/15/20	9,054,500
Huntsman International LLC (B+/B2)
3,000,000	8.625	03/15/20	3,390,000
11,325,000	8.625	03/15/21	12,853,875
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B+/B1)
13,350,000	6.750	03/01/19	13,817,250
Momentive Performance Materials, Inc. (CC/Caa1)
4,250,000	9.000	01/15/21	3,102,500
Momentive Performance Materials, Inc. (CCC+/B1)(a)
25,850,000	8.875	10/15/20	26,173,125
Omnova Solutions, Inc. (B-/B2)
14,775,000	7.875	11/01/18	15,236,719
Polymer Group, Inc. (B/B1)
14,987,000	7.750	02/01/19	16,073,557
Polypore International, Inc. (B+/B3)
10,130,000	7.500	11/15/17	11,016,375
PQ Corp. (B-/Caa1)(a)
15,700,000	8.750	05/01/18	16,485,000
Rockwood Specialties Group, Inc. (BB/Ba2)
9,500,000	4.625	10/15/20	9,832,500

			155,479,026

Conglomerates – 0.3%
Park-Ohio Industries, Inc. (CCC+/B3)
15,032,000	8.125	04/01/21	16,009,080

Construction Machinery – 1.4%
Case New Holland, Inc. (BB+/Ba2)
465,000	7.750	09/01/13	483,600
10,850,000	7.875	12/01/17	12,830,125
Cleaver-Brooks, Inc. (B/B2)(a)
5,150,000	8.750	12/15/19	5,291,625

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Construction Machinery – (continued)
CNH America LLC (BB+/Ba2)
$953,000	7.250%	01/15/16	$ 1,072,125
Dematic SA (B/WR)(a)
10,400,000	8.750	05/01/16	11,131,536
Dematic SA/DH Services Luxembourg Sarl (CCC+/Caa1)(a)
15,975,000	7.750	12/15/20	15,975,056
Mcron Finance Sub LLC (B+/B1)(a)
5,700,000	8.375	05/15/19	5,856,750
Terex Corp. (B+/B3)
9,900,000	6.000	05/15/21	10,395,000
The Manitowoc Co., Inc. (B+/B3)
5,200,000	9.500	02/15/18	5,785,000
6,200,000	8.500	11/01/20	6,959,500
3,750,000	5.875	10/15/22	3,773,437

			79,553,754

Consumer Products - Household & Leisure – 2.4%
Affinion Group, Inc. (CCC/Caa1)
19,550,000	7.875	12/15/18	14,662,500
Alphabet Holding Co., Inc. (B-/Caa1)(a)(f)
23,850,000	7.750	11/01/17	24,565,500
Armored Autogroup, Inc. (CCC/Caa2)
8,800,000	9.250	11/01/18	7,458,000
Elizabeth Arden, Inc. (BB-/B1)
5,000,000	7.375	03/15/21	5,587,500
Jarden Corp. (B/B2)
18,050,000	7.500	05/01/17	20,328,812
Jarden Corp. (BB-/Ba3)
2,375,000	8.000	05/01/16	2,523,438
Radio Systems Corp. (B-/B3)(a)
10,300,000	8.375	11/01/19	10,763,500
Serta Simmons Holdings LLC (CCC+/Caa1)(a)
15,150,000	8.125	10/01/20	15,150,000
Spectrum Brands Escrow Corp. (B-/B3)(a)
3,750,000	6.625	11/15/22	4,050,000
Spectrum Brands Escrow Corp. (NR/B3)(a)
3,750,000	6.375	11/15/20	3,984,375
Spectrum Brands, Inc. (B/Ba3)
18,000,000	9.500	06/15/18	20,385,000
Visant Corp. (B-/Caa2)
13,550,000	10.000	10/01/17	12,195,000

			141,653,625

Consumer Products - Industrial(a) – 1.2%
ADS Waste Holdings, Inc. (CCC+/Caa1)
17,550,000	8.250	10/01/20	18,427,500
HD Supply, Inc. (B+/B1)
5,050,000	8.125	04/15/19	5,763,313
HD Supply, Inc. (CCC+/Caa1)
32,050,000	11.000	04/15/20	37,819,000
10,100,000	11.500	07/15/20	11,337,250

			73,347,063

Consumer Products - Non Durable – 0.9%
313 Group, Inc. (B/B1)(a)
5,000,000	6.375	12/01/19	4,950,000
Constellation Brands, Inc. (BB+/Ba1)
4,500,000	8.375	12/15/14	5,017,500
9,443,000	7.250	05/15/17	11,071,918
2,750,000	4.625	03/01/23	2,873,750
Prestige Brands, Inc. (B-/B3)
2,700,000	8.125	02/01/20	3,003,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products - Non Durable – (continued)
Prestige Brands, Inc. (BB-/Ba3)
$6,000,000	8.250%		04/01/18	$ 6,600,000
Sally Holdings LLC (BB+/Ba3)
7,150,000	6.875		11/15/19	7,900,750
11,300,000	5.750		06/01/22	12,260,500

				53,678,168

Defense – 0.2%
ADS Tactical, Inc. (B/B3)(a)
7,532,000	11.000		04/01/18	7,682,640
Huntington Ingalls Industries, Inc. (B+/Ba3)
4,000,000	6.875		03/15/18	4,350,000

				12,032,640

Emerging Markets(a) – 0.5%
Digicel Group Ltd. (NR/Caa1)
5,500,000	10.500		04/15/18	6,173,750
13,900,000	8.250		09/30/20	15,255,250
Digicel Ltd. (NR/B1)
400,000	8.250		09/01/17	430,000
7,800,000	7.000		02/15/20	8,365,500

				30,224,500

Energy - Coal – 1.2%
Arch Coal, Inc. (B-/B3)
20,550,000	7.000		06/15/19	19,008,750
7,950,000	9.875	(a)	06/15/19	8,248,125
Peabody Energy Corp. (B+/Ba3)
7,250,000	4.750		12/15/41	6,902,000
Peabody Energy Corp. (BB+/Ba1)
2,500,000	7.375		11/01/16	2,875,000
14,600,000	6.000		11/15/18	15,476,000
8,750,000	6.250		11/15/21	9,275,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. (B/B2)
7,050,000	8.250		04/15/18	7,525,875

				69,310,750

Energy - Exploration & Production – 7.3%
Berry Petroleum Co. (B+/B1)
12,500,000	6.375		09/15/22	13,031,250
Chaparral Energy, Inc. (B-/B3)
10,300,000	9.875		10/01/20	11,716,250
6,400,000	8.250		09/01/21	6,960,000
6,250,000	7.625		11/15/22	6,578,125
Chaparral Energy, Inc. (NR/B3)
4,800,000	7.625	(a)	11/15/22	5,052,000
Chesapeake Energy Corp. (BB-/Ba3)(c)
18,550,000	2.500		05/15/17	16,663,465
850,000	2.250		12/15/18	691,285
Concho Resources, Inc. (BB+/B1)
760,000	7.000		01/15/21	845,500
4,650,000	6.500		01/15/22	5,103,375
8,850,000	5.500		04/01/23	9,314,625
Continental Resources, Inc. (BB+/Ba2)
4,103,000	7.375		10/01/20	4,636,390
11,250,000	5.000		09/15/22	12,093,750
Copano Energy LLC/ Copano Energy Finance Corp. (B/B1)
2,800,000	7.125		04/01/21	3,003,000
Denbury Resources, Inc. (BB/B1)
4,150,000	9.750		03/01/16	4,399,000
5,000,000	8.250		02/15/20	5,637,500
3,500,000	6.375		08/15/21	3,850,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. (B/B3)
$5,300,000	8.375%		06/01/19	$ 5,406,000
Encore Acquisition Co. (BB/B1)
3,750,000	9.500		05/01/16	4,012,500
Gulfmark Offshore, Inc. (BB-/B1)(a)
9,250,000	6.375		03/15/22	9,504,375
Halcon Resources Corp. (CCC+/B3)(a)
7,150,000	9.750		07/15/20	7,722,000
11,700,000	8.875		05/15/21	12,402,000
Key Energy Services, Inc. (BB-/B1)
2,000,000	6.750		03/01/21	2,000,000
Kodiak Oil & Gas Corp. (B-/B3)
14,550,000	8.125		12/01/19	16,077,750
Laredo Petroleum, Inc. (B-/B3)
15,850,000	9.500		02/15/19	17,791,625
2,750,000	7.375		05/01/22	2,990,625
Linn Energy LLC/Linn Energy Finance Corp. (B/B2)
4,000,000	6.500		05/15/19	4,040,000
5,850,000	6.250	(a)	11/01/19	5,806,125
2,850,000	7.750		02/01/21	3,035,250
Magnum Hunter Resources Corp. (NR/Caa1)(a)
300,000	9.750		05/15/20	308,250
MEG Energy Corp. (BB/B1)(a)
15,600,000	6.500		03/15/21	16,419,000
26,124,000	6.375		01/30/23	27,299,580
Newfield Exploration Co. (BBB-/Ba1)
2,800,000	5.750		01/30/22	3,087,000
2,600,000	5.625		07/01/24	2,808,000
NFR Energy LLC/NFR Energy Finance Corp. (CCC+/Caa2)
6,250,000	9.750		02/15/17	6,000,000
Petroleos de Venezuela SA (B+/NR)
15,000,000	5.250		04/12/17	12,937,500
Plains Exploration & Production Co. (B/B1)
9,150,000	6.125		06/15/19	9,973,500
5,400,000	8.625		10/15/19	6,129,000
8,850,000	6.625		05/01/21	9,779,250
5,000,000	6.750		02/01/22	5,625,000
QEP Resources, Inc. (BB+/Ba1)
11,700,000	5.250		05/01/23	12,431,250
Quicksilver Resources, Inc. (CCC+/B3)
10,000,000	11.750		01/01/16	9,875,000
Range Resources Corp. (BB/Ba3)
1,000,000	6.750		08/01/20	1,095,000
2,950,000	5.000		08/15/22	3,090,125
Resolute Energy Corp. (B-/B3)(a)
9,500,000	8.500		05/01/20	9,571,250
Samson Investment Co. (B-/B3)(a)
13,100,000	9.750		02/15/20	13,853,250
SandRidge Energy, Inc. (B/B2)
2,650,000	9.875		05/15/16	2,865,312
6,925,000	8.000	(a)	06/01/18	7,340,500
3,250,000	8.750		01/15/20	3,566,875
9,125,000	7.500		03/15/21	9,763,750
12,250,000	8.125		10/15/22	13,413,750
5,100,000	7.500		02/15/23	5,457,000
SM Energy Co. (BB/B1)
6,050,000	6.500		11/15/21	6,473,500
Stone Energy Corp. (B-/B3)
11,575,000	8.625		02/01/17	12,370,781
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/Caa1)
9,100,000	7.875		04/01/20	9,418,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Whiting Petroleum Corp. (BB+/Ba3)
$5,000,000	7.000%	02/01/14	$ 5,250,000

			426,565,688

Energy - Services – 1.8%
Atwood Oceanics, Inc. (BB/Ba3)
6,750,000	6.500	02/01/20	7,256,250
Basic Energy Services, Inc. (B+/B2)
12,000,000	7.750	02/15/19	11,940,000
Bristow Group, Inc. (BB/Ba3)
4,450,000	6.250	10/15/22	4,761,500
CVR Refining LLC/Coffeyville Finance, Inc. (B+/Ba3)(a)
9,000,000	6.500	11/01/22	8,955,000
Key Energy Services, Inc. (BB-/B1)(a)
4,000,000	6.750	03/01/21	4,000,000
Offshore Group Investment Ltd. (B-/B3)(a)
19,500,000	7.500	11/01/19	19,640,019
OGX Austria GMBH (B/B1)(a)
8,800,000	8.375	04/01/22	7,338,579
OGX Petroleo e Gas Participacoes SA (B/B1)(a)
7,600,000	8.500	06/01/18	6,839,678
Pioneer Drilling Co. (B+/B2)
7,000,000	9.875	03/15/18	7,542,500
SESI LLC (BBB-/Ba2)
2,550,000	6.875	06/01/14	2,543,625
6,200,000	7.125	12/15/21	6,913,000
Trinidad Drilling Ltd. (BB-/B1)(a)
18,453,000	7.875	01/15/19	19,560,136

			107,290,287

Entertainment & Leisure – 0.9%
AMC Entertainment, Inc. (CCC+/Caa1)
5,000,000	9.750	12/01/20	5,775,000
Carmike Cinemas, Inc. (B/B2)
7,650,000	7.375	05/15/19	8,262,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (B/B2)
4,275,000	9.125	08/01/18	4,809,375
GWR Operating Partnership LLP (BB-/B3)
8,167,000	10.875	04/01/17	9,289,962
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. (B-/B2)(a)
2,225,000	8.875	04/15/17	2,341,813
Six Flags Entertainment Corp. (BB-/B3)(a)
16,850,000	5.250	01/15/21	16,850,000
Viking Cruises Ltd. (B+/B3)(a)
3,200,000	8.500	10/15/22	3,448,000

			50,776,150

Environmental – 0.2%
Casella Waste Systems, Inc. (B-/Caa1)
7,500,000	7.750	02/15/19	7,125,000
Casella Waste Systems, Inc. (NR/Caa1)(a)
8,000,000	7.750	02/15/19	7,600,000

			14,725,000

Finance – 6.3%
Aircastle Ltd. (BB+/Ba3)(a)
6,250,000	6.250	12/01/19	6,515,625
Ally Financial, Inc. (B+/B1)
8,000,000	4.625	06/26/15	8,320,000
34,080,000	6.250	12/01/17	37,786,200
10,050,000	8.000	03/15/20	12,311,250
9,850,000	8.000	11/01/31	12,460,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Finance – (continued)
American General Finance Corp. (CCC/Caa1)
	$12,164,000	6.900%		12/15/17	$ 10,886,780
CIT Group, Inc. (BB-/B1)
	5,500,000	5.250	(a)	04/01/14	5,720,000
	8,000,000	4.750	(a)	02/15/15	8,360,000
	13,200,000	5.000		05/15/17	13,992,000
	9,400,000	4.250		08/15/17	9,705,500
	9,950,000	5.250		03/15/18	10,696,250
	27,350,000	5.500	(a)	02/15/19	29,674,750
	4,600,000	5.000		08/15/22	4,933,500
GMAC International Finance BV (B+/B1)
EUR	7,200,000	7.500		04/21/15	10,407,442
Harbinger Group, Inc. (B/B3)(a)
	$15,700,000	7.875		07/15/19	15,543,000
International Lease Finance Corp. (BBB-/Ba2)(a)
	1,000,000	6.750		09/01/16	1,130,000
	4,900,000	7.125		09/01/18	5,684,000
International Lease Finance Corp. (BBB-/Ba3)
	12,125,000	8.625		09/15/15	13,640,625
	20,950,000	5.750		05/15/16	22,049,875
	5,000,000	8.750		03/15/17	5,775,000
	550,000	6.250		05/15/19	589,875
National Money Mart Co. (B+/B2)
	8,800,000	10.375		12/15/16	9,702,000
Nationstar Mortgage LLC (NR/B2)(a)
	3,050,000	7.875		10/01/20	3,225,375
Nuveen Investments, Inc. (CCC/Caa2)(a)
	19,250,000	9.500		10/15/20	19,153,750
Oppenheimer Holdings, Inc. (B+/B2)
	2,000,000	8.750		04/15/18	2,075,000
Provident Funding Associates (B/B2)(a)
	7,075,000	10.125		02/15/19	7,464,125
Provident Funding Associates (BB/Ba3)(a)
	2,750,000	10.250		04/15/17	3,025,000
RBS Capital Trust I (BB/B1)(e)
	6,375,000	4.709		12/29/49	4,956,563
RBS Capital Trust III (BB/B1)(e)
	22,750,000	5.512		09/29/49	17,745,000
Regions Bank (BBB-/Ba1)
	4,550,000	7.500		05/15/18	5,420,187
Royal Bank of Scotland Group PLC (BB/Ba3)(a)(e)
	8,415,000	6.990		10/29/49	7,910,100
Royal Bank of Scotland PLC (BBB-/NR)(e)
	8,850,000	9.500		03/16/22	10,393,440
Speedy Cash, Inc. (B/B3)(a)
	11,000,000	10.750		05/15/18	11,715,000
Studio City Finance Ltd. (B-/B3)(a)
	15,750,000	8.500		12/01/20	16,498,125
Synovus Financial Corp. (B/B2)
	4,650,000	7.875		02/15/19	5,138,250

					370,603,837

Finance Insurance – 0.7%
AXA SA (BBB-/Baa1)(a)(e)
	7,300,000	6.463		12/14/49	7,154,000
Hub International Ltd. (CCC+/Caa2)(a)
	4,850,000	8.125		10/15/18	4,983,375
Liberty Mutual Group, Inc. (BB/Baa3)(a)
	14,625,000	7.800		03/15/37	16,489,687
Towergate Finance PLC (NR/Ba3)
GBP	6,250,000	8.500		02/15/18	10,609,689

					39,236,751

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food – 1.1%
Bumble Bee Acquisition Corp. (B/B2)(a)
	$5,921,000	9.000%		12/15/17	$ 6,379,878
Bumble Bee Holdco SCA (CCC+/Caa1)(a)(f)
	10,375,000	9.625		03/15/18	10,297,187
Del Monte Corp. (CCC+/B3)
	11,300,000	7.625		02/15/19	11,780,250
Pilgrim’s Pride Corp. (B-/Caa1)
	9,850,000	7.875		12/15/18	9,985,438
Post Holdings, Inc. (B+/B1)(a)
	5,600,000	7.375		02/15/22	6,146,000
Shearer’s Foods LLC/Chip Finance Corp. (B/B3)(a)
	6,050,000	9.000		11/01/19	6,352,500
US Foods, Inc. (CCC+/Caa2)(a)
	15,950,000	8.500		06/30/19	16,269,000

					67,210,253

Gaming – 5.9%
Boyd Acquisition Sub LLC (CCC+/Caa1)(a)
	9,250,000	8.375		02/15/18	9,666,250
Caesars Entertainment Operating Co., Inc. (B/B2)
	14,700,000	11.250		06/01/17	15,729,000
Caesars Entertainment Operating Co., Inc. (CCC/Caa2)
	7,050,000	12.750		04/15/18	5,217,000
Caesars Entertainment Operating Co., Inc. (CCC/Caa3)
	2,564,000	5.625		06/01/15	2,243,500
	6,850,000	10.750		02/01/16	5,531,375
Caesars Entertainment Operating Co., Inc. (CCC/NR)
	14,750,000	10.000		12/15/15	13,016,875
	24,950,000	10.000		12/15/18	16,467,000
Caesars Operating Escrow LLC/Caesars Escrow Corp. (B/B2)(a)
	11,500,000	9.000		02/15/20	11,557,500
CCM Merger, Inc. (CCC+/Caa2)(a)
	12,150,000	9.125		05/01/19	12,210,750
Chester Downs & Marina LLC (B+/B3)(a)
	4,000,000	9.250		02/01/20	3,930,000
CityCenter Holdings LLC/CityCenter Finance Corp. (CCC/Caa2)(f)
	24,450,000	10.750		01/15/17	26,528,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/B3)(a)
	7,000,000	10.500		07/01/19	7,577,500
Gala Group Finance PLC (B+/B3)
GBP	4,300,000	8.875		09/01/18	7,369,317
Gateway Casinos & Entertainment Ltd. (BB-/Caa1)(a)
CAD	6,375,000	8.875		11/15/17	6,729,416
Graton Economic Development Authority (B/B3)(a)
	$8,974,000	9.625		09/01/19	9,647,050
Marina District Finance Co., Inc. (B+/B2)
	2,900,000	9.500		10/15/15	2,813,000
	3,850,000	9.875		08/15/18	3,686,375
MCE Finance Ltd. (BB-/B1)
	10,875,000	10.250		05/15/18	12,370,312
MGM Resorts International (B+/B3)
	5,500,000	4.250		04/15/15	5,804,975
	24,950,000	6.625		07/15/15	26,634,125
	20,000,000	6.875		04/01/16	21,100,000
	3,600,000	7.500		06/01/16	3,861,000
	10,000,000	10.000		11/01/16	11,525,000
	7,800,000	7.625		01/15/17	8,346,000
	6,000,000	11.375		03/01/18	7,260,000
	5,400,000	6.750	(a)	10/01/20	5,494,500
	5,300,000	6.625		12/15/21	5,326,500
	3,100,000	7.750		03/15/22	3,301,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gaming – (continued)
Mohegan Tribal Gaming Authority (CCC/NR)(a)
	$16,000,000	10.500%		12/15/16	$ 15,720,000
	1,555,000	11.000		09/15/18	1,232,338
Peermont Proprietary Global Ltd. (CCC+/Caa1)
EUR	10,050,000	7.750		04/30/14	12,900,704
Pinnacle Entertainment, Inc. (B/B3)
	$7,375,000	8.750		05/15/20	7,928,125
	4,400,000	7.750		04/01/22	4,686,000
Pinnacle Entertainment, Inc. (BB-/B1)
	8,768,000	8.625		08/01/17	9,447,520
Shingle Springs Tribal Gaming Authority (CCC/Caa2)(a)
	7,650,000	9.375		06/15/15	7,439,625
Snoqualmie Entertainment Authority (B/B3)(a)
	4,050,000	4.476	(e)	02/01/14	3,999,375
	9,988,000	9.125		02/01/15	10,062,910

					344,360,667

Health Care - Medical Products – 1.3%
Catalent Pharma Solutions, Inc. (B/Caa1)
	586,819	9.500		04/15/15	600,022
	9,300,000	7.875	(a)	10/15/18	9,323,250
ConvaTec Healthcare E SA (B/Caa1)(a)
	4,007,000	10.500		12/15/18	4,397,683
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)
	5,150,000	7.750		04/15/18	4,956,875
	38,000,000	9.875	(a)	04/15/18	39,140,000
Fresenius Medical Care US Finance, Inc. (BB+/Ba2)
	4,100,000	6.875		07/15/17	4,694,191
	1,000,000	6.500	(a)	09/15/18	1,117,500
	8,200,000	5.750	(a)	02/15/21	8,815,000
PSS World Medical, Inc. (BB-/Ba3)
	5,450,000	6.375		03/01/22	6,431,000

					79,475,521

Health Care - Pharmaceuticals – 0.9%
Endo Pharmaceuticals Holdings, Inc. (BB/Ba3)
	10,600,000	7.250		01/15/22	11,368,500
Valeant Pharmaceuticals International (BB-/B1)(a)
	8,000,000	6.500		07/15/16	8,410,000
	13,642,000	6.875		12/01/18	14,699,255
	14,900,000	6.375		10/15/20	15,980,250
	50,000	7.250		07/15/22	54,625

					50,512,630

Health Care - Services – 6.9%
American Renal Associates Holdings Inc. (CCC+/Caa1)(f)
	20,866,814	9.750		03/01/16	21,962,322
American Renal Holdings Co., Inc. (B/B1)
	15,726,000	8.375		05/15/18	16,551,615
CDRT Holding Corp. (B-/Caa1)(a)(f)
	24,550,000	9.250		10/01/17	25,163,750
Community Health Systems, Inc. (B/B3)
	12,750,000	8.000		11/15/19	13,801,875
	9,750,000	7.125		07/15/20	10,408,125
Community Health Systems, Inc. (BB/Ba3)
	22,700,000	5.125		08/15/18	23,664,750
DaVita HealthCare Partners, Inc. (B/B2)
	12,200,000	6.375		11/01/18	13,084,500
	13,300,000	5.750		08/15/22	13,998,250
HCA Holdings, Inc. (B-/B3)
	4,750,000	6.250		02/15/21	4,868,750
HCA, Inc. (B-/B3)
	1,000,000	6.375		01/15/15	1,080,000
	41,000,000	7.500		02/15/22	46,945,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – (continued)
HCA, Inc. (BB/B2)
$1,625,000	9.875%		02/15/17	$ 1,718,437
HCA, Inc. (BB/Ba3)
41,500,000	6.500		02/15/20	46,687,500
15,275,000	7.875		02/15/20	17,031,625
28,150,000	7.250		09/15/20	31,246,500
Health Management Associates, Inc. (B-/B3)
17,100,000	7.375		01/15/20	18,425,250
Health Management Associates, Inc. (BB-/NR)
2,700,000	6.125		04/15/16	2,922,750
HEALTHSOUTH Corp. (BB-/B1)
4,320,000	7.250		10/01/18	4,708,800
6,000,000	8.125		02/15/20	6,615,000
5,805,000	7.750		09/15/22	6,385,500
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba1)
25,000,000	6.875		05/01/21	27,125,000
12,500,000	6.375		02/15/22	13,218,750
Radiation Therapy Services, Inc. (CCC+/Caa2)
10,725,000	9.875		04/15/17	7,534,312
Tenet Healthcare Corp. (B+/B1)
15,000,000	6.250		11/01/18	16,500,000
United Surgical Partners International, Inc. (CCC+/Caa1)
9,400,000	9.000		04/01/20	10,410,500
US Oncology, Inc. (NR/NR)
32,250,000	9.125		08/15/17	604,688

				402,663,549

Home Construction – 1.6%
Beazer Homes USA, Inc. (B/B3)(a)
6,900,000	6.625		04/15/18	7,348,500
Beazer Homes USA, Inc. (CCC/Caa3)
6,350,000	9.125		06/15/18	6,619,875
Brookfield Residential Properties, Inc. (BB-/B2)(a)
18,600,000	6.500		12/15/20	19,111,500
Lennar Corp. (B+/B1)(a)
10,050,000	4.750		11/15/22	9,899,250
Meritage Homes Corp. (B+/B1)
5,851,000	7.150		04/15/20	6,406,845
13,850,000	7.000		04/01/22	15,131,125
Ryland Group Co. (BB-/B1)
10,950,000	5.375		10/01/22	11,251,125
Toll Brothers Finance Corp. (BB+/Ba1)
5,000,000	5.875		02/15/22	5,681,250
William Lyon Homes, Inc. (B-/Caa2)(a)
12,150,000	8.500		11/15/20	12,696,750

				94,146,220

Lodging – 1.0%
Felcor Lodging LP (B-/B2)
5,802,000	10.000		10/01/14	6,686,805
10,000,000	6.750		06/01/19	10,625,000
7,300,000	5.625	(a)	03/01/23	7,309,125
Host Hotels & Resorts LP (BB+/Baa3)
2,539,000	6.750		06/01/16	2,602,475
8,300,000	6.000		11/01/20	9,109,250
9,000,000	6.000		10/01/21	10,417,500
4,000,000	5.250		03/15/22	4,420,000
6,700,000	4.750		03/01/23	7,135,500

				58,305,655

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery – 0.6%
Constellation Enterprises LLC (B/B2)(a)
	$7,750,000	10.625%		02/01/16	$ 8,185,938
Dresser-Rand Group, Inc. (B+/Ba3)
	11,500,000	6.500		05/01/21	12,132,500
Mirror PIK SA (CCC+/Caa1)(a)(f)
	17,600,000	9.000		11/01/16	17,776,000

					38,094,438

Media - Broadcasting & Radio – 1.7%
Entercom Radio LLC (B-/Caa1)
	9,725,000	10.500		12/01/19	10,721,812
Gray Television, Inc. (CCC+/Caa2)(a)
	14,400,000	7.500		10/01/20	14,688,000
LIN Television Corp. (B-/B3)
	6,600,000	8.375		04/15/18	7,227,000
	4,550,000	6.375	(a)	01/15/21	4,777,500
Local TV Finance LLC (CCC+/Caa2)(a)
	4,150,000	9.250		06/15/15	4,196,688
Nexstar Broadcasting, Inc. (B-/Caa1)(a)
	11,300,000	6.875		11/15/20	11,526,000
Salem Communications Corp. (B/B2)
	2,545,000	9.625		12/15/16	2,812,225
Univision Communications, Inc. (B+/B2)(a)
	16,500,000	6.875		05/15/19	17,160,000
	1,100,000	7.875		11/01/20	1,188,000
	18,250,000	6.750		09/15/22	18,843,125
Univision Communications, Inc. (CCC+/Caa2)(a)
	6,350,000	8.500		05/15/21	6,588,125

					99,728,475

Media - Cable – 3.2%
Adelphia Communications Corp. (NR/WR)
	2,000,000	10.250		06/15/49	13,000
Cablevision Systems Corp. (B+/B1)
	12,600,000	7.750		04/15/18	13,986,000
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	6,050,000	7.000		01/15/19	6,534,000
	5,500,000	7.375		06/01/20	6,105,000
	15,000,000	6.500		04/30/21	16,181,250
	12,150,000	6.625		01/31/22	13,304,250
CSC Holdings LLC (BB+/Ba3)
	1,561,000	7.875		02/15/18	1,814,663
	1,750,000	7.625		07/15/18	2,034,375
	5,100,000	8.625		02/15/19	6,120,000
	7,650,000	6.750	(a)	11/15/21	8,529,750
DISH DBS Corp. (BB-/Ba2)
	6,650,000	7.750		05/31/15	7,448,000
	9,850,000	7.125		02/01/16	11,007,375
	800,000	7.875		09/01/19	948,000
	26,800,000	6.750		06/01/21	30,485,000
	6,550,000	5.875		07/15/22	7,041,250
	9,150,000	5.000	(a)	03/15/23	9,195,750
Harron Communications LP/Harron Finance Corp. (B-/Caa1)(a)
	7,480,000	9.125		04/01/20	8,190,600
Unitymedia GmbH (B-/B3)
EUR	750,000	9.625		12/01/19	1,111,306
UPC Holding BV (B-/B2)
	12,950,000	8.375		08/15/20	19,098,057
	10,900,000	6.375	(a)	09/15/22	14,675,213
Virgin Media Finance PLC (BB-/Ba2)
	$4,000,000	8.375		10/15/19	4,555,000

					188,377,839

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Diversified – 0.4%
Quebecor Media, Inc. (B+/B2)(a)
CAD	12,875,000	7.375%		01/15/21	$ 13,979,089
Videotron Ltd. (BB/Ba2)
	$8,450,000	5.000		07/15/22	8,872,500

					22,851,589

Media - Non Cable(a) – 0.6%
Griffey Intermediate, Inc./Griffey Finance Sub LLC (CCC+/Caa1)
	37,200,000	7.000		10/15/20	38,223,000

Metals – 1.8%
AK Steel Corp. (B-/B3)
	6,750,000	7.625		05/15/20	5,838,750
	6,900,000	8.375		04/01/22	5,968,500
Aleris International, Inc. (B/B2)(a)
	15,700,000	7.875		11/01/20	15,700,000
ArcelorMittal (BB+/Ba1)
	4,500,000	5.500		03/01/21	4,545,911
	10,950,000	6.250		02/25/22	11,492,189
Calcipar SA (BB/B1)
EUR	4,150,000	1.421	(e)	07/01/14	5,395,629
	$17,950,000	6.875	(a)	05/01/18	18,311,275
Edgen Murray Corp. (B+/Caa1)(a)
	10,350,000	8.750		11/01/20	10,401,750
GrafTech International Ltd. (BB+/Ba2)(a)
	4,700,000	6.375		11/15/20	4,858,625
JW Aluminum Co. (NR/NR)(a)
	12,000,000	11.500		11/15/17	11,640,000
Novelis, Inc. (B/B2)
	5,900,000	8.750		12/15/20	6,563,750
Steel Dynamics, Inc. (BB+/Ba2)(a)
	4,050,000	6.125		08/15/19	4,282,875
	3,350,000	6.375		08/15/22	3,559,375

					108,558,629

Mining – 0.8%
FMG Resources (August 2006) Pty Ltd. (B+/B1)(a)
	6,400,000	6.375		02/01/16	6,624,000
	2,550,000	6.000		04/01/17	2,607,375
	14,950,000	6.875		02/01/18	15,361,125
	2,650,000	8.250		11/01/19	2,828,875
New Gold, Inc. (BB-/B2)(a)
	4,700,000	6.250		11/15/22	4,864,500
Thompson Creek Metals Co., Inc. (B/B1)
	5,250,000	9.750		12/01/17	5,565,000
Thompson Creek Metals Co., Inc. (CCC-/Caa2)
	12,210,000	7.375		06/01/18	10,012,200

					47,863,075

Packaging – 3.8%
ARD Finance SA (CCC+/Caa1)(a)(f)
	844,500	11.125		06/01/18	890,948
Ardagh Glass Finance PLC (CCC+/B3)
EUR	6,000,000	8.750		02/01/20	8,325,590
Ardagh Packaging Finance PLC (B+/Ba3)
	$2,200,000	7.375	(a)	10/15/17	2,392,500
EUR	3,000,000	7.375		10/15/17	4,336,038
Ardagh Packaging Finance PLC (CCC+/B3)
	$11,375,000	9.125	(a)	10/15/20	12,357,750
EUR	1,900,000	9.250		10/15/20	2,743,023

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging – (continued)
Ball Corp. (BB+/Ba1)
	$2,650,000	5.750%		05/15/21	$ 2,868,625
	2,750,000	5.000		03/15/22	2,942,500
Berry Plastics Corp. (B+/B1)(e)
	11,450,000	5.090		02/15/15	11,450,000
Beverage Packaging Holdings Luxembourg II SA (CCC+/Caa2)
EUR	9,500,000	8.000		12/15/16	12,758,974
	22,375,000	9.500		06/15/17	30,715,255
BOE Merger Corp. (NR/Caa1)(a)(f)
	$14,650,000	9.500		11/01/17	14,650,000
Crown Americas LLC (BB/Ba2)
	4,200,000	7.625		05/15/17	4,436,250
Crown Cork & Seal Co., Inc. (BB-/Ba3)
	1,000,000	7.375		12/15/26	1,110,000
Kloeckner Penta Plast GMBH & Co. (CCC/Caa1)(a)
EUR	5,700,000	11.625		07/15/17	8,276,091
Owens-Brockway Glass Container, Inc. (BB/Ba3)(a)
	$9,000,000	3.000		06/01/15	8,911,467
Reynolds Group Holding Ltd. (CCC+/Caa2)
	11,300,000	9.875		08/15/19	12,147,500
Reynolds Group Issuer, Inc. (B+/B1)
	7,125,000	7.125		04/15/19	7,677,187
	10,200,000	7.875		08/15/19	11,347,500
	9,100,000	5.750	(a)	10/15/20	9,384,375
	1,625,000	6.875		02/15/21	1,750,938
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	7,600,000	9.000		04/15/19	7,866,000
	24,100,000	8.250		02/15/21	24,461,500
Sealed Air Corp. (BB-/B1)(a)
	5,250,000	8.125		09/15/19	5,906,250
	8,900,000	6.500		12/01/20	9,612,000
	5,450,000	8.375		09/15/21	6,226,625

					225,544,886

Paper – 1.5%
Boise Cascade LLC/Boise Cascade Finance Corp. (B+/B2)(a)
	3,050,000	6.375		11/01/20	3,141,500
Clearwater Paper Corp. (BB/Ba3)
	8,014,000	7.125		11/01/18	8,755,295
Longview Fibre Paper & Packaging, Inc. (B+/B2)(a)
	14,000,000	8.000		06/01/16	14,665,000
NewPage Corp. (NR/WR)(b)
	10,050,000	11.375		12/31/14	4,522,500
Sappi Papier Holding GmbH (B/B2)(a)
	3,875,000	7.500		06/15/32	3,293,750
Sappi Papier Holding GmbH (BB/Ba2)(a)
	15,400,000	7.750		07/15/17	16,709,000
	8,525,000	6.625		04/15/21	8,397,125
Stone Container Finance Co. of Canada II (NR/WR)(b)
	2,250,000	7.375		07/15/14	—
Verso Paper Holdings LLC/Verso Paper, Inc. (B+/Ba3)
	3,550,000	11.750		01/15/19	3,709,750
Weyerhaeuser Co. (BBB-/Ba1)
	17,865,000	7.375		03/15/32	22,573,857

					85,767,777

Printing(a) – 0.2%
Checkout Holding Corp. (CCC+/Caa1)(g)
	6,375,000	0.000		11/15/15	4,398,750
Logo Merger Sub Corp. (CCC+/Caa1)
	9,000,000	8.375		10/15/20	9,045,000

					13,443,750

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Publishing – 0.3%
ProQuest LLC/ProQuest Notes Co. (B-/Caa1)(a)
	$15,705,000	9.000%		10/15/18	$ 14,841,225
Truvo Subsidiary Corp. (NR/WR)(b)
EUR	16,750,000	8.500		12/01/14	773,821

					15,615,046

Real Estate – 0.8%
CB Richard Ellis Services, Inc. (B+/Ba1)
	$6,150,000	6.625		10/15/20	6,718,875
CB Richard Ellis Services, Inc. (B+/Ba2)
	9,900,000	11.625		06/15/17	10,865,250
Crescent Resources LLC (B/Caa2)(a)
	3,000,000	10.250		08/15/17	3,165,000
Evergrande Real Estate Group Ltd. (BB-/B2)
	4,800,000	13.000		01/27/15	5,184,000
	400,000	13.000	(a)	01/27/15	432,000
Realogy Corp. (CCC+/Caa1)(a)
	12,000,000	9.000		01/15/20	13,560,000
Realogy Corp. (CCC+/Caa2)
	4,250,000	11.500		04/15/17	4,579,375

					44,504,500

Restaurants – 0.3%
DineEquity, Inc. (B-/B3)
	13,300,000	9.500		10/30/18	15,112,125

Retailers – 1.2%
Burlington Coat Factory Warehouse Corp. (CCC/Caa1)
	11,000,000	10.000		02/15/19	11,852,500
Claire’s Stores, Inc. (B/B2)(a)
	4,400,000	9.000		03/15/19	4,730,000
Claire’s Stores, Inc. (CCC/Caa2)
	14,800,000	8.875		03/15/19	13,986,000
Jo-Ann Stores, Inc. (CCC+/Caa1)(a)
	3,788,000	8.125		03/15/19	3,877,965
Limited Brands, Inc. (BB+/Ba1)
	14,337,000	6.625		04/01/21	16,487,550
	7,050,000	5.625		02/15/22	7,702,125
Toys R Us, Inc. (CCC+/B3)
	9,750,000	10.375		08/15/17	10,140,000

					68,776,140

Retailers - Food & Drug – 1.4%
Ingles Markets, Inc. (BB-/B1)
	6,000,000	8.875		05/15/17	6,405,000
Rite Aid Corp. (B+/B2)
	1,250,000	8.000		08/15/20	1,428,125
Rite Aid Corp. (B-/Caa1)
	2,500,000	10.375		07/15/16	2,643,750
	9,000,000	7.500		03/01/17	9,225,000
Rite Aid Corp. (CCC/Caa2)
	24,050,000	9.500		06/15/17	25,072,125
	18,285,000	9.250		03/15/20	19,427,813
Supervalu, Inc. (B-/Caa1)
	5,375,000	7.500		11/15/14	5,213,750
	5,500,000	8.000		05/01/16	5,238,750
The Pantry, Inc. (B+/Caa1)(a)
	6,100,000	8.375		08/01/20	6,374,500

					81,028,813

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Business Services – 1.1%
CoreLogic, Inc. (B+/Ba3)
	$16,150,000	7.250%	06/01/21	$ 17,583,312
Equinix, Inc. (BB-/Ba2)
	1,900,000	8.125	03/01/18	2,097,125
iPayment, Inc. (CCC+/B3)
	4,950,000	10.250	05/15/18	4,034,250
Lender Process Services, Inc. (BB+/Ba2)
	7,100,000	5.750	04/15/23	7,348,500
Sabre, Inc. (B/B1)(a)
	3,700,000	8.500	05/15/19	3,931,250
Sitel LLC / Sitel Finance Corp. (B/B1)(a)
	500,000	11.000	08/01/17	507,500
Sitel LLC / Sitel Finance Corp. (B-/Caa2)
	11,225,000	11.500	04/01/18	7,885,563
SPL Logistics Escrow LLC (B+/B2)(a)
	7,550,000	8.875	08/01/20	8,059,625
The Geo Group, Inc. (B+/B1)
	11,425,000	6.625	02/15/21	12,681,750

				64,128,875

Services Cyclical - Rental Equipment – 2.2%
Algeco Scotsman Global Finance PLC (B+/B1)(a)
	31,400,000	8.500	10/15/18	32,453,998
Algeco Scotsman Global Finance PLC (B-/B3)(a)
	17,400,000	10.750	10/15/19	17,131,875
BakerCorp International, Inc. (NR/Caa1)
	13,000,000	8.250	06/01/19	13,000,000
HDTFS, Inc. (B/B2)(a)
	3,400,000	5.875	10/15/20	3,553,000
	7,900,000	6.250	10/15/22	8,433,250
Maxim Crane Works LP (B/Caa2)(a)
	6,507,000	12.250	04/15/15	6,685,942
NESCO LLC (B-/Caa1)(a)
	11,350,000	11.750	04/15/17	12,059,375
United Rentals North America, Inc. (B+/B3)
	5,250,000	8.250	02/01/21	5,919,375
	5,800,000	6.125	06/15/23	6,133,500
United Rentals North America, Inc. (B-/Caa1)
	3,000,000	8.375	09/15/20	3,322,500
UR Financing Escrow Corp. (B+/B3)(a)
	7,250,000	7.375	05/15/20	7,938,750
	8,700,000	7.625	04/15/22	9,722,250
UR Financing Escrow Corp. (BB/Ba3)(a)
	2,900,000	5.750	07/15/18	3,124,750

				129,478,565

Technology - Hardware – 1.8%
Alcatel-Lucent USA, Inc. (CCC+/WR)
	14,550,000	6.450	03/15/29	11,094,375
Brightstar Corp. (BB-/B1)(a)
	2,600,000	9.500	12/01/16	2,769,000
CDW LLC/CDW Finance Corp. (B-/B3)
	20,300,000	8.500	04/01/19	21,974,750
CDW LLC/CDW Finance Corp. (B-/Caa1)
	6,676,000	12.535	10/12/17	7,134,975
CommScope, Inc. (B/B3)(a)
	15,000,000	8.250	01/15/19	16,387,500
EN Germany Holdings BV (CCC+/B3)
EUR	10,037,000	10.750	11/15/15	11,923,511
Freescale Semiconductor, Inc. (B/B1)(a)
	$5,300,000	10.125	03/15/18	5,843,250

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
Freescale Semiconductor, Inc. (CCC+/Caa1)
	$3,800,000	10.750%		08/01/20	$ 4,075,500
Global Generations Merger Sub, Inc. (NR/Caa1)(a)
	8,250,000	11.000		12/15/20	8,394,375
MEMC Electronic Materials, Inc. (B+/Caa1)
	16,450,000	7.750		04/01/19	13,818,000

					103,415,236

Technology - Software/Services – 3.6%
Aspect Software, Inc. (CCC+/Caa1)
	5,585,000	10.625		05/15/17	5,054,425
CyrusOne LP/CyrusOne Finance Corp. (B+/B2)(a)
	9,450,000	6.375		11/15/22	9,851,625
Equinix, Inc. (BB-/Ba2)
	11,331,000	7.000		07/15/21	12,577,410
Fidelity National Information Services, Inc. (BB+/Ba2)
	6,100,000	7.625		07/15/17	6,649,000
	11,250,000	7.875		07/15/20	12,712,500
First Data Corp. (B+/B1)(a)
	10,750,000	7.375		06/15/19	11,153,125
First Data Corp. (B-/Caa1)
	16,400,000	10.550		09/24/15	16,851,000
	36,350,000	8.250	(a)	01/15/21	36,350,000
	15,850,000	12.625		01/15/21	16,682,125
	40,100,000	8.750	(a)(f)	01/15/22	41,202,750
Infor (US), Inc. (B-/Caa1)
	10,000,000	9.375		04/01/19	11,200,000
EUR	680,000	10.000		04/01/19	998,543
Nuance Communications, Inc. (BB-/Ba3)(a)
	$12,900,000	5.375		08/15/20	13,480,500
Sabre Holdings Corp. (CCC+/Caa1)
	11,650,000	8.350		03/15/16	12,436,375
SunGard Data Systems, Inc. (B/Caa1)
	5,000,000	7.375		11/15/18	5,356,250

					212,555,628

Telecommunications – 3.4%
Frontier Communications Corp. (BB/Ba2)
	3,720,000	6.625		03/15/15	4,036,200
	17,100,000	7.875		04/15/15	19,152,000
	37,900,000	8.250		04/15/17	43,679,750
	21,800,000	8.125		10/01/18	25,070,000
	5,200,000	8.500		04/15/20	5,967,000
Level 3 Communications, Inc. (CCC/Caa2)(a)
	7,200,000	8.875		06/01/19	7,668,000
Level 3 Financing, Inc. (CCC/B3)
	14,500,000	4.469	(e)	02/15/15	14,500,000
	14,500,000	10.000		02/01/18	16,167,500
	3,650,000	9.375		04/01/19	4,088,000
	11,600,000	8.125		07/01/19	12,615,000
PAETEC Holding Corp. (NR/WR)
	6,800,000	9.875		12/01/18	7,786,000
Telefonica Celular del Paraguay SA (NR/Ba3)(a)
	2,000,000	6.750		12/13/22	2,090,295
tw telecom holdings, Inc. (BB-/B1)(a)
	4,500,000	5.375		10/01/22	4,713,750
Windstream Corp. (B/Ba3)
	5,000,000	8.125		08/01/13	5,187,500
	7,375,000	7.875		11/01/17	8,278,438
	1,750,000	8.125		09/01/18	1,903,125
	11,525,000	7.750		10/15/20	12,447,000
	3,500,000	7.500		06/01/22	3,710,000

					199,059,558

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – 4.2%
Crown Castle International Corp. (B-/B1)
	$4,300,000	7.125%		11/01/19	$ 4,751,500
	7,850,000	5.250	(a)	01/15/23	8,360,250
SBA Telecommunications, Inc. (B+/B1)(a)
	7,400,000	5.750		07/15/20	7,844,000
Sprint Capital Corp. (B+/B3)
	14,100,000	6.900		05/01/19	15,369,000
	41,900,000	8.750		03/15/32	51,327,500
Sprint Nextel Corp. (B+/B3)
	9,918,000	6.000		12/01/16	10,761,030
	30,050,000	8.375		08/15/17	34,858,000
	21,050,000	7.000		08/15/20	22,997,125
	20,000,000	11.500		11/15/21	27,200,000
	12,150,000	6.000		11/15/22	12,484,125
Sprint Nextel Corp. (BB-/Ba3)(a)
	15,450,000	9.000		11/15/18	19,080,750
Wind Acquisition Finance SA (B+/B3)(a)
	3,800,000	11.750		07/15/17	3,980,500
Wind Acquisition Finance SA (BB-/Ba3)(a)
	25,425,000	7.250		02/15/18	25,693,550

					244,707,330

Telecommunications - Satellites – 2.2%
Intelsat Jackson Holdings SA (B/B3)
	6,800,000	7.250		10/15/20	7,361,000
	8,520,000	7.250	(a)	10/15/20	9,201,600
	10,100,000	7.500		04/01/21	11,034,250
Intelsat Jackson Holdings SA (CCC+/Caa2)(a)
	6,050,000	6.625		12/15/22	6,246,625
Intelsat Luxembourg SA (CCC+/Caa3)
	7,500,000	11.250		02/04/17	7,931,250
	77,050,000	11.500	(f)	02/04/17	81,480,375
Unitymedia Hessen GmbH & Co. KG (BB-/Ba3)(a)
	3,750,000	7.500		03/15/19	4,139,024

					127,394,124

Textiles & Apparel – 0.6%
Hanesbrands, Inc. (BB-/B1)
	14,000,000	6.375		12/15/20	15,400,000
Quiksilver, Inc. (B-/B1)
EUR	2,825,000	8.875		12/15/17	3,915,304
The Jones Group, Inc. (B+/Ba3)
	$13,000,000	6.875		03/15/19	13,455,000

					32,770,304

Transportation – 0.6%
ACL I Corp. (B-/Caa1)(f)
	2,950,000	10.625		02/15/16	2,979,500
Aguila 3 SA (B/B2)(a)
	18,400,000	7.875		01/31/18	19,504,000
Commercial Barge Line Co. (BB-/B2)
	2,700,000	12.500		07/15/17	2,983,500
Florida East Coast Holdings Corp. (CCC/Caa3)(f)
	8,609,881	10.500		08/01/17	8,523,782
Florida East Coast Railway Corp. (B-/B3)
	1,650,000	8.125		02/01/17	1,749,000

					35,739,782

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Distribution – 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
$8,100,000	6.750%	05/20/20	$ 8,889,750
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
3,000,000	6.250	08/20/19	3,217,500
Ferrellgas LP/Ferrellgas Finance Corp. (B-/B2)
1,950,000	9.125	10/01/17	2,106,000
3,900,000	6.500	05/01/21	3,856,125
Ferrellgas Partners LP/Ferellgas Partners Finance Corp. (CCC+/B3)
1,250,000	8.625	06/15/20	1,243,750

			19,313,125

Utilities - Electric – 2.9%
Calpine Corp. (BB-/B1)(a)
4,900,000	7.250	10/15/17	5,218,500
9,000,000	7.500	02/15/21	9,945,000
CMS Energy Corp. (BB+/Ba1)
5,000,000	5.050	03/15/22	5,587,500
DPL, Inc. (BB-/Ba1)
10,850,000	6.500	10/15/16	11,473,875
38,050,000	7.250	10/15/21	40,713,500
NRG Energy, Inc. (BB-/B1)
11,750,000	7.625	01/15/18	12,983,750
11,600,000	7.875	05/15/21	12,847,000
6,450,000	6.625 (a)	03/15/23	6,901,500
NV Energy, Inc. (BB+/Ba1)
11,000,000	6.250	11/15/20	13,007,500
Puget Energy, Inc. (BB+/Ba1)
16,200,000	6.000	09/01/21	17,743,584
The AES Corp. (BB-/Ba3)
10,650,000	8.000	10/15/17	12,300,750
9,650,000	8.000	06/01/20	11,097,500
9,250,000	7.375	07/01/21	10,267,500

			170,087,459

Utilities - Pipelines – 0.4%
Crosstex Energy LP/Crosstex Energy Finance Corp. (B+/B2)
5,000,000	8.875	02/15/18	5,400,000
El Paso Corp. (BB/Ba2)
2,944,000	7.800	08/01/31	3,451,840
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (BB/Ba3)
3,000,000	5.500	02/15/23	3,251,250
Regency Energy Partners LP (BB/B1)
8,250,000	6.500	07/15/21	9,033,750
1,800,000	5.500	04/15/23	1,921,500
Targa Resources Partners LP (BB/Ba3)
2,725,000	11.250	07/15/17	2,997,500

			26,055,840

TOTAL CORPORATE OBLIGATIONS			$ 5,507,153,508

Senior Term Loans(h) – 3.8%
Airlines – 0.3%
Delta Air Lines, Inc. (BB-/Ba2)
$16,544,767	5.500%	04/20/17	$ 16,679,111

Automotive – 0.3%
Chrysler Group LLC (BB/Ba2)
16,424,937	6.000	05/24/17	16,748,836

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(h) – (continued)
Consumer Products - Industrial – 0.5%
CPM Acquisition Corp. (B+/B1)
$10,673,250	6.250%	08/29/17	$ 10,726,616
CPM Acquisition Corp. (B+/Caa1)
7,570,000	10.250	02/28/18	7,626,775
HD Supply, Inc. (B+/B2)
10,348,000	7.250	10/12/17	10,611,046

			28,964,437

Diversified Manufacturing – 0.1%
Air Distribution Technologies, Inc. (NR/Caa1)
4,420,000	9.250	05/01/20	4,508,400

Energy – 0.1%
Frac Tech International LLC (CCC+/B3)
7,328,742	8.500	05/06/16	6,068,198
Samson Investment Co. (B+/B1)
2,800,000	6.000	09/25/18	2,824,500

			8,892,698

Food & Beverages – 0.4%
Blue Buffalo Co., Ltd. (B+/B1)
21,695,625	6.500	08/08/19	21,813,215

Gaming – 0.1%
Caesars Entertainment Operating Co. (B/B2)
3,750,000	3.210	01/28/15	3,686,550

Health Care - Pharmaceuticals – 0.1%
Catalent Pharma Solutions, Inc. (BB-/Ba3)
9,935,545	5.250	09/15/17	10,047,320

Health Care - Services – 0.1%
U.S. Renal Care, Inc. (B+/B1)
7,064,500	6.250	07/02/19	7,152,806

Media - Broadcasting & Radio – 0.4%
Clear Channel Communications, Inc. (CCC+/Caa1)
28,022,577	3.862	01/29/16	23,096,768

Media - Cable – 0.1%
Foxco Acquisition Sub LLC (B+/B2)
5,536,125	5.500	07/14/17	5,605,327

Metals & Mining – 0.1%
Kleopatra Acquisition Corp. (B/Ba3)
4,673,938	5.750	12/21/16	4,718,715

Real Estate – 0.6%
istar Financial, Inc. (B+/B2)
21,207,832	5.750	09/28/17	21,349,289
Realogy Corp. (B+/B1)
15,391,150	4.461	10/10/16	15,423,164
1,113,303	4.464	10/10/16	1,115,619

			37,888,072

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(h) – (continued)
Retailers – 0.1%
BJ’s Wholesale Club, Inc. (CCC+/Caa1)
$4,175,000	9.750%	03/26/20	$ 4,274,156

Services Cyclical - Consumer Services – 0.1%
Lonestar Intermediate Super Holdings LLC (B-/Ba3)
2,850,000	11.000	09/02/19	3,021,000

Services Cyclical - Rental Equipment – 0.1%
Ahern Rentals, Inc. (NR/WR)
3,962,721	16.000	01/15/13	3,962,721

Technology - Software/Services – 0.1%
Lawson Software, Inc. (B+/Ba3)
7,103,192	5.250	04/05/18	7,161,509

Telecommunications - Internet & Data – 0.2%
Level 3 Financing, Inc. (B+/Ba3)
5,600,000	4.750	08/01/19	5,623,352
7,675,000	5.250	08/01/19	7,739,777

			13,363,129

TOTAL SENIOR TERM LOANS			$ 221,584,770

Shares	Rate	Value
Preferred Stocks – 0.1%
Ally Financial, Inc.(a)
3,070	7.000%	$ 3,015,220
Lucent Technologies Capital Trust I
3,050	7.750	2,530,493
Spanish Broadcasting Systems, Inc.(c)(f)
3,074	10.750	1,229,600

TOTAL PREFERRED STOCKS		$ 6,775,313

Shares	Description	Value
Common Stocks – 0.2%
300,000	Cablevision Systems Corp. Class A	$ 4,482,000
40	Dawn Holdings, Inc.	—
112,122	General Motors Co.(b)	3,232,477
328,512	Houghton Mifflin Harcourt	6,241,728
4,906	LyondellBasell Industries NV Class A	278,511
6,252	Masonite Worldwide Holdings(b)	206,316
28,148	Motors Liquidation Co.(b)	596,737
10	Nycomed(b)	—
3,874	Panolam Holdings Co.(b)	39
2,500	Port Townsend Holdings Co., Inc.(b)	—
2,874	Rock-Tenn Co. Class A	200,930

TOTAL COMMON STOCKS		$ 15,238,738

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Units	Description		Expiration Date	Value
Warrants(b) – 0.1%
General Motors Co.
	101,928		07/10/16	$ 1,987,596
	101,928		07/10/19	1,273,081
Masonite Worldwide Holdings, Inc.
	30,311		05/20/14	22,733
	22,734		05/20/16	36,829
Nortek, Inc.
	11,520		12/07/14	149,760

TOTAL WARRANTS				$ 3,469,999

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$5,754,222,328

Principal Amount		Interest Rate	Maturity Date	Value
Short-term Investment(i) – 0.7%
Repurchase Agreement – 0.7%
Joint Repurchase Agreement Account II
	$42,900,000	0.221%	01/02/13	$ 42,900,000

TOTAL INVESTMENTS – 98.8%				$5,797,122,328

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%				68,099,542

NET ASSETS – 100.0%				$5,865,221,870

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,925,250,168, which represents approximately 32.8% of net assets as of December 31, 2012.

(b)	Security is currently in default and/or non-income producing.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(d)	Coupon decreases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2012.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(f)	Pay-in-kind securities.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2012. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

As a % of Net Assets
Investments Industry Classifications†
Aerospace	0.4%
Airlines	0.7
Auto Manufacturers	0.1
Automotive	1.1
Automotive Parts	1.1
Banks	1.5
Building Materials	0.6
Capital Goods	0.6
Chemicals	2.7
Conglomerates	0.3
Construction Machinery	1.4
Consumer Products	5.0
Defense	0.2
Emerging Markets	0.5
Energy	10.4
Entertainment & Leisure	0.9
Environmental	0.2
Finance	7.0
Food	1.5
Gaming	6.0
Health Care	9.3
Home Construction	1.6
Lodging	1.0
Machinery	0.6
Media	6.6
Metals	1.9
Mining	0.8
Packaging	3.8
Paper	1.5
Printing	0.2
Publishing	0.3
Real Estate	1.4
Restaurants	0.3
Retailers	2.7
Services Cyclical	3.5
Short-term Investments#	1.9
Technology	5.6
Telecommunications	10.0
Textiles & Apparel	0.6
Transportation	0.6
Utilities	3.6
TOTAL INVESTMENTS	100.0%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENT — At December 31, 2012, the Fund had an unfunded loan commitment which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Spectrum Brands, Inc., due 10/10/13	$11,125,000	$11,125,000	$—

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG (London)	USD/CAD	01/04/13	$19,601,188	$3,383

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/GBP	01/04/13	$16,889,212	$(176,710)
State Street Bank	USD/EUR	01/04/13	178,629,631	(2,095,758)

TOTAL				$(2,272,468)

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notiona lAmount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America High Yield Index 19	$ 25,000	5.000%	12/20/17	4.866%	$105,423	$77,041
Citibank NA	CDX North America High Yield Index 19	25,000	5.000	12/20/17	4.866	(99,802)	282,266
JPMorgan Securities, Inc.	CDX North America High Yield Index 19	100,000	5.000	12/20/17	4.866	(172,694)	902,551

TOTAL						$(167,073)	$1,261,858

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,534,962,784

Gross unrealized gain	350,513,930
Gross unrealized loss	(88,354,386)

Net unrealized security gain	$262,159,544

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – 81.6%
Aerospace – 1.1%
Hamilton Sundstrand Industrial (B+/B1)
$5,000,000	5.000%	12/13/19	$5,043,750
Transdigm, Inc. (BB-/Ba2)
5,509,964	4.000	02/14/17	5,538,974

			10,582,724

Airlines – 2.2%
Delta Air Lines, Inc. (BB-/Ba2)
8,330,693	5.500	04/20/17	8,398,338
Delta Air Lines, Inc. (B+/Ba2)
5,500,000	5.250	10/18/18	5,539,875
Flying Fortress, Inc. (BBB-/Ba2)
4,850,000	5.000	06/30/17	4,886,375
United Airlines, Inc. (BB-/Ba3)
2,215,636	2.250	02/03/14	2,208,258

			21,032,846

Automotive – 1.0%
Casco Automotive Group, Inc. (B+/B1)
3,500,000	6.250	11/15/18	3,469,375
Chrysler Group LLC (BB/Ba2)
4,673,130	6.000	05/24/17	4,765,284
Meritor, Inc. (BB-/Ba2)
1,588,592	4.500	04/21/17	1,564,763

			9,799,422

Automotive - Parts – 1.9%
Allison Transmission, Inc. (BB-/Ba3)
1,676,084	2.710	08/07/14	1,682,018
4,779,147	4.250	08/23/19	4,814,226
Delphi Corp. (BBB/Baa2)
1,462,745	3.500	03/31/17	1,468,845
Remy International, Inc. (B+/B1)
3,830,278	6.250	12/16/16	3,849,430
Tomkins LLC (BB/Ba2)
358,338	4.250	09/29/15	359,233
5,959,702	4.250	09/29/16	5,988,249

			18,162,001

Building Materials – 1.7%
Armstrong World Industries, Inc. (BB-/B1)
2,724,452	4.000	03/09/18	2,742,324
CPG International,Inc. (B/B1)
4,688,250	5.750	09/18/19	4,708,784
Custom Building Products, Inc. (NR/NR)
7,109,322	6.000	12/12/19	7,091,549
Tube City IMS Corp. (B+/B1)
1,538,375	5.750	03/20/19	1,553,759

			16,096,416

Capital Goods - Others – 1.7%
Alliance Laundry Systems LLC (B/B2)
4,500,000	5.500	12/10/18	4,533,750
Alliance Laundry Systems LLC (CCC+/Caa2)
3,750,000	9.500	12/10/19	3,787,500
Colfax, Corp. (BB+/Ba2)
2,475,000	4.500	01/11/19	2,490,073

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Capital Goods - Others – (continued)
Dematic SA (NR/NR)
$5,350,000	5.250%	12/11/19	$5,350,000

			16,161,323

Chemicals – 2.3%
Ashland, Inc. (BB+/Baa3)
2,947,857	3.750	08/23/18	2,977,336
Chemtura Corp. (BB+/Ba1)
1,000,000	5.500	08/27/16	1,011,250
Houghton Mifflin Harcourt Publishing Co. (B/B2)
4,500,000	7.250	06/01/18	4,536,585
PQ Corp. (B+/B2)
4,700,000	5.250	05/08/17	4,722,842
Rockwood Specialties Group, Inc. (BBB-/Ba3)
1,720,262	3.500	02/09/18	1,733,474
Univar, Inc. (B+/B2)
6,771,836	5.000	06/30/17	6,743,394

			21,724,881

Consumer Products - Household & Leisure – 2.8%
ACCO Brands Corp. (BB+/Baa1)
907,639	4.250	04/30/19	914,446
Armored Autogroup, Inc. (B-/B1)
2,188,512	6.000	11/04/16	2,112,593
B&G Foods, Inc. (NR/Ba2)
1,236,877	4.000	11/30/18	1,239,969
Huish Detergents, Inc. (B+/Ba3)
7,705,336	2.220	04/25/14	7,531,965
Huish Detergents, Inc. (CCC/B3)
1,000,000	4.470	10/26/14	951,250
Prestige Brands, Inc. (BB-/Ba3)
792,803	5.250	01/31/19	801,230
Renfro Corp. (B/B2)
2,236,745	5.500	05/23/17	2,236,745
Spectrum Brands, Inc. (B/Ba3)
1,250,000	4.500	12/17/19	1,261,325
Tempur-Pedic International, Inc. (BB/Ba3)
4,100,000	0.000	12/12/19	4,146,863
Visant Holding Corp. (BB-/B1)
3,889,828	5.250	12/22/16	3,525,157
Yankee Candle Co., Inc. (B+/B1)
1,940,560	5.250	04/02/19	1,956,939

			26,678,482

Consumer Products - Industrial – 1.2%
CPM Acquisition Corp. (B+/B1)
4,289,250	6.250	08/29/17	4,310,696
CPM Acquisition Corp. (B+/Caa1)
2,150,000	10.250	02/28/18	2,166,125
Harbor Freight Tools USA, Inc. (B+/B1)
1,995,000	5.500	11/14/17	2,014,950
Schaeffler AG (B+/B1)
3,000,000	6.000	01/27/17	3,022,920

			11,514,691

Diversified Manufacturing – 1.3%
Air Distribution Technologies, Inc. (NR/Caa1)
500,000	9.250	05/01/20	510,000
Manitowoc Co., Inc. (BB/Ba2)
405,000	4.250	11/13/17	407,151
QS0001 Corp. (NR/B1)
3,750,000	5.000	11/01/18	3,780,487
Rexnord Corp. (BB/Ba2)
7,231,875	4.500	04/02/18	7,283,077

			11,980,715

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Educational Services – 0.3%
Laureate Education, Inc. (B/B1)
$2,728,577	5.250%	06/18/18	$2,701,292

Energy – 2.2%
AES Corp. (BB+/Ba1)
6,159,294	4.250	06/01/18	6,219,901
Frac Tech International LLC (CCC+/B3)
4,461,593	8.500	05/06/16	3,694,199
Plains Exploration & Production Co. (BB/Ba1)
5,900,000	4.000	11/30/19	5,918,467
Samson Investment Co. (B+/B1)
1,925,000	6.000	09/25/18	1,941,844
Vantage Drilling (NR/B3)
2,962,500	6.250	10/26/17	2,949,554

			20,723,965

Energy - Coal – 0.9%
Walter Energy, Inc. (B+/Ba3)
8,200,509	5.750	04/02/18	8,238,068

Entertainment – 1.8%
Bombardier Recreational Products, Inc. (B+/B1)
4,000,000	4.510	06/28/16	4,012,520
EMI Music Publishing, Ltd. (BB-/Ba3)
2,338,250	5.500	06/29/18	2,364,555
Rovi Solutions Corp. (BB/Ba2)
8,568,417	4.000	03/29/19	8,536,286
WMG Acquisition Corp. (BB-/Ba2)
2,250,000	5.250	11/01/18	2,273,917

			17,187,278

Environmental – 0.6%
EnergySolutions LLC (BB-/B2)
5,844,548	6.250	08/12/16	5,623,274

Finance – 1.9%
iPayment, Inc. (B+/Ba2)
2,575,809	5.750	05/08/17	2,560,792
Local TV Finance LLC (B+/B1)
3,250,000	4.220	05/07/15	3,250,812
Nuveen Investments, Inc. (B-/B2)
1,500,000	5.811	05/13/17	1,505,250
Nuveen Investments, Inc. (CCC/Caa1)
1,000,000	8.250	02/28/19	1,016,880
ROC Finance LLC (BB-/B1)
1,466,667	8.500	08/19/17	1,510,667
SBA Finance (BB/Ba2)
4,500,000	3.750	09/27/19	4,516,875
TCW Group, Inc. (NR/NR)
3,500,000	4.000	12/20/19	3,500,000

			17,861,276

Food & Beverages – 4.4%
AdvancePierre Foods, Inc. (B/B1)
2,000,000	5.750	07/10/17	2,020,000

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Food & Beverages – (continued)
Blue Buffalo Co., Ltd. (B+/B1)
$4,488,750	6.500%	08/08/19	$4,513,079
Burger King Corp. (BB/Ba3)
1,296,750	3.750	09/27/19	1,300,965
Del Monte Foods Co. (B/Ba3)
5,308,409	4.500	03/08/18	5,311,754
Dole Food Company Inc. (BB-/Ba2)
1,657,611	5.000	07/06/18	1,658,904
2,966,257	6.000	07/06/18	2,968,570
Michael Foods Group, Inc. (B+/Ba3)
9,391,407	4.250	02/23/18	9,438,364
NBTY, Inc. (BB-/Ba3)
3,862,216	4.250	10/02/17	3,896,474
Pinnacle Foods Finance LLC (B/Ba3)
1,990,000	4.750	10/17/18	2,006,159
Pinnacle Foods Finance LLC (B+/Ba3)
2,481,250	4.750	10/17/18	2,498,073
US Foods, Inc. (B/B3)
5,638,638	5.750	03/31/17	5,633,338

			41,245,680

Gaming – 1.9%
Caesars Entertainment Operating Co. (B/B2)
2,000,000	3.210	01/28/15	1,966,160
Caesars Entertainment Operating Co. (B/Caa1)
4,000,000	3.210	01/28/15	3,932,320
CCM Merger, Inc. (B+/B2)
4,661,732	6.000	03/01/17	4,667,466
MGM Resorts International (B+/B2)
7,000,000	4.250	12/20/19	7,068,250

			17,634,196

Health Care – 3.6%
Community Health Systems, Inc. (BB/Ba3)
2,080,281	3.811	01/25/17	2,091,452
Convatec, Inc. (B+/Ba3)
3,007,154	5.000	12/22/16	3,039,721
HCA, Inc. (BB/Ba3)
10,000,000	3.561	03/31/17	10,023,400
3,000,000	8.500	05/01/18	3,006,240
Health Management Associates, Inc. (BB-/Ba3)
2,671,514	4.500	11/16/18	2,690,268
MedAssets, Inc. (BB-/Ba3)
1,950,000	4.000	11/30/19	1,949,025
Multiplan, Inc. (B/Ba3)
11,479,551	4.750	08/26/17	11,551,298

			34,351,404

Health Care - Medical Products – 1.9%
Biomet, Inc. (BB-/B1)
1,956,502	4.008	07/25/17	1,966,011
Grifols, Inc. (BB+/Ba2)
1,998,794	4.500	06/01/17	2,016,004
Hologic, Inc. (BBB-/Ba2)
13,740,625	4.500	08/01/19	13,892,733

			17,874,748

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care - Pharmaceuticals – 1.1%
Aptalis Pharma, Inc. (B+/B2)
$1,223,133	5.500%	02/10/17	$1,228,234
Catalent Pharma Solutions, Inc. (BB-/Ba3)
4,974,937	5.250	09/15/17	5,030,905
Valeant Pharmaceuticals International (BBB-/Ba1)
1,500,000	4.250	12/11/19	1,507,185
Warner Chilcott Co. LLC (BBB-/Ba3)
574,059	4.250	03/15/18	578,605
Warner Chilcott Corp. (BBB-/Ba3)
2,373,470	4.250	03/15/18	2,392,267

			10,737,196

Health Care - Services – 2.9%
DaVita, Inc. (BB-/Ba2)
7,499,696	4.500	10/20/16	7,538,544
6,500,000	4.000	11/01/19	6,534,515
Emergency Medical Services Corp. (B+/Ba3)
1,822,369	5.250	05/25/18	1,835,053
Radnet Management, Inc. (B+/Ba3)
3,714,661	5.500	09/30/18	3,716,221
U.S. Renal Care, Inc. (B+/B1)
2,487,500	6.250	07/02/19	2,518,594
U.S. Renal Care, Inc. (CCC+/Caa1)
3,400,000	10.250	12/27/19	3,451,000
Universal Health Services, Inc. (BB+/Ba2)
2,146,706	3.750	11/15/16	2,158,342

			27,752,269

Lodging – 0.6%
Peninsula Gaming LLC (B+/B1)
4,000,000	5.750	11/14/17	4,045,000
Pinnacle Entertainment, Inc. (BB+/Ba1)
1,240,625	4.000	03/19/19	1,246,828

			5,291,828

Media - Broadcasting & Radio – 4.5%
Cumulus Media, Inc. (BB-/Ba2)
1,831,526	4.500	09/17/18	1,835,537
Cumulus Media, Inc. (CCC+/B2)
4,000,000	7.500	09/16/19	4,115,000
Entercom Radio LLC (BB-/Ba3)
3,780,000	6.250	11/23/18	3,802,453
Getty Images, Inc. (B/B1)
12,500,000	4.750	10/18/19	12,500,000
Hubbard Radio LLC (B+/Ba3)
2,596,286	5.250	04/28/17	2,615,758
Hubbard Radio LLC (CCC+/Caa1)
2,750,000	8.750	04/30/18	2,791,250
Sinclair Television Group, Inc. (BB+/Ba1)
4,453,172	4.000	10/28/16	4,472,054
SuperMedia, Inc. (D/Caa3)
572,980	11.000	12/31/15	409,921
Telesat Canada (BB-/Ba3)
3,980,000	4.250	03/28/19	4,007,860
Univision Communications, Inc. (B+/B2)
1,441,177	2.212	09/29/14	1,438,483
4,346,860	4.462	03/31/17	4,271,485

			42,259,801

Media - Cable – 3.0%
Atlantic Broadband Finance LLC (B-/Caa1)
1,100,000	4.500	11/29/19	1,108,525
Charter Communications Operating LLC (BB+/Baa3)
2,573,832	3.470	09/06/16	2,583,149
2,679,750	4.000	05/15/19	2,700,518

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Media - Cable – (continued)
Clear Channel Communications, Inc. (CCC+/Caa1)
$8,085,803	3.609%	07/30/14	$7,845,978
5,000,000	3.862	01/29/16	4,121,100
Foxco Acquisition Sub LLC (B+/B2)
1,695,750	5.500	07/14/17	1,716,947
Nexstar Broadcasting, Inc. (BB/Ba2)
1,500,000	4.500	12/03/19	1,515,000
UPC Financing Partnership (B+/Ba3)
4,000,000	4.000	01/29/21	4,000,720
WaveDivision Holdings LLC (B+/B1)
2,500,000	5.500	08/09/19	2,523,375

			28,115,312

Media - Non Cable – 2.3%
Crown Castle Operating Co. (B+/Ba2)
5,445,000	4.000	01/31/19	5,469,938
Houghton Mifflin Harcourt Publishing Co. (B/B2)
4,466,250	7.250	06/01/18	4,471,833
Nielsen Finance LLC (BBB-/Ba2)
4,405,770	3.463	05/02/16	4,424,363
TWCC Holding Corp. (BB-/Ba3)
6,847,728	4.250	02/13/17	6,911,343

			21,277,477

Metals – 1.5%
Metaldyne Co. LLC (B+/B1)
3,000,000	6.000	12/18/18	3,017,490
Novelis, Inc. (BB-/Ba2)
11,318,386	4.000	03/10/17	11,414,135

			14,431,625

Metals & Mining – 1.2%
Arch Coal, Inc. (BB/Ba3)
2,388,911	5.750	05/16/18	2,410,196
FMG America Finance, Inc. (BB+/Ba1)
2,990,000	5.250	10/18/17	3,012,425
Kleopatra Acquisition Corp. (B/Ba3)
3,798,470	5.750	12/21/16	3,834,860
SunCoke Energy, Inc. (BB+/Ba1)
2,462,507	4.000	07/26/18	2,456,351

			11,713,832

Packaging – 1.2%
Consolidated Container Co. LLC (B/B1)
997,500	5.000	07/03/19	998,328
Reynolds Group Holdings, Inc. (B+/B1)
7,680,750	4.750	09/28/18	7,764,316
Sealed Air Corp. (BB-/Ba1)
2,468,750	4.000	10/03/18	2,502,251

			11,264,895

Restaurants – 2.1%
DineEquity, Inc. (BB-/Ba2)
3,054,496	4.250	10/19/17	3,076,458
Dunkin’ Brands, Inc. (B+/B2)
7,826,845	4.000	11/23/17	7,881,476
NPC International, Inc. (B/Ba3)
1,963,333	4.500	12/01/18	1,975,604
Wendy’s International, Inc. (BB-/B1)
7,132,125	4.750	05/15/19	7,201,235

			20,134,773

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Retailers – 8.6%
99 Cents Only Stores (B+/B2)
$2,879,494	5.250%	01/11/19	$2,910,679
Academy Ltd. (B/B2)
8,453,835	4.750	08/03/18	8,497,625
Ascena Retail Group, Inc. (BB+/Ba2)
930,833	4.750	06/14/18	936,260
Bass Pro Group LLC (BB-/B1)
3,500,000	4.000	11/30/19	3,502,170
BJ’s Wholesale Club, Inc. (B/B3)
6,150,000	5.750	09/26/19	6,222,632
BJ’s Wholesale Club, Inc. (CCC+/Caa1)
700,000	9.750	03/26/20	716,625
Burlington Coat Factory Warehouse Corp. (B/B3)
4,288,284	5.500	02/23/17	4,318,130
CDW LLC (B+/B1)
3,043,330	4.000	07/14/17	3,026,592
Collective Brands, Inc. (B/WR)
5,000,000	7.250	10/09/19	5,056,250
Dollar General Corp. (BBB/Ba1)
1,000,000	2.962	07/07/14	1,005,410
Fairway Group Acquisition Co. (B-/B2)
2,992,500	8.250	08/17/18	3,011,203
General Nutrition Centers, Inc. (BB/B1)
2,997,727	3.750	03/02/18	2,994,909
Grocery Outlet, Inc. (NR/NR)
4,000,000	7.000	11/26/18	3,993,320
2,725,000	10.500	05/24/19	2,679,574
Leslie’s Poolmart, Inc. (B/B2)
3,926,800	5.174	10/16/19	3,954,288
Michaels Stores, Inc. (BB-/B1)
6,239,496	4.813	07/29/16	6,289,787
Neiman-Marcus Group, Inc. (B+/B2)
9,375,000	4.750	05/16/18	9,377,344
Petco Animal Supplies, Inc. (B/Ba3)
5,444,444	4.500	11/24/17	5,480,432
Pilot Travel Centers LLC (BB/Ba2)
2,370,208	3.750	03/30/18	2,382,557
2,493,750	4.250	08/07/19	2,505,171
Roundy’s Supermarkets, Inc. (B+/B1)
2,481,250	5.750	02/13/19	2,328,504

			81,189,462

Services Cyclical - Business Services – 5.1%
ADS Waste Holdings, Inc. (B+/B1)
3,000,000	5.250	10/09/19	3,033,750
First Data Corp. (B+/B1)
9,035,076	4.211	03/23/18	8,582,328
262,146	2.961	09/24/14	261,782
First Data Corp. (B+/B3)
4,977,728	5.211	03/24/17	4,882,057
Genpact International LLC (BB+/Ba2)
3,990,000	4.250	08/30/19	4,017,451
Progressive Waste Solutions Ltd. (BBB-/Ba1)
583,339	3.500	10/24/19	586,985
Sabre, Inc. (B/B1)
2,957,210	5.962	12/29/17	2,974,628
Ship US Bidco, Inc. (BB/Ba2)
4,013,791	7.250	11/30/17	4,025,511
Transfirst Holdings, Inc. (B/B3)
1,000,000	6.250	12/05/17	1,000,000
TransUnion LLC (BB-/Ba2)
2,388,387	5.500	02/12/18	2,420,224

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Services Cyclical - Business Services – (continued)
Tribune Co. (NR/Ba3)
$5,000,000	4.000%	12/17/19	$4,987,500
Vantiv, LLC (BBB-/Ba2)
2,750,643	3.750	03/27/19	2,747,205
VeriFone Systems, Inc. (BB/Ba3)
728,356	4.250	12/28/18	727,992
Waste Industries USA, Inc. (B+/B1)
3,099,982	4.750	03/17/17	3,107,732
WCA Waste Systems, Inc. (B+/B1)
1,488,750	5.500	03/22/18	1,496,194
West Corp. (B+/Ba3)
3,547,894	5.500	07/15/16	3,595,933

			48,447,272

Services Cyclical - Consumer Services – 0.8%
Acosta, Inc. (B+/NR)
4,432,677	5.000	03/02/18	4,471,463
Altegrity, Inc. (B/B1)
2,000,000	2.961	02/21/15	1,850,000
Lonestar Intermediate Super Holdings LLC (B+/Ba3)
1,500,000	11.000	09/02/19	1,590,000

			7,911,463

Services Cyclical - Rental Equipment – 0.2%
BakerCorp International, Inc. (B/Ba3)
1,975,000	5.000	06/01/18	1,986,119

Technology - Software/Services – 3.7%
Aspect Software, Inc. (B/Ba3)
2,381,778	7.000	05/06/16	2,393,687
Autotrader.com, Inc. (BB+/Ba3)
6,879,962	4.000	12/15/16	6,933,695
Dealer Computer Services, Inc. (BBB-/Ba2)
2,462,857	3.750	04/20/18	2,469,014
Emdeon, Inc. (BB-/B2)
5,464,966	5.000	11/02/18	5,511,637
Lawson Software, Inc. (B+/Ba3)
4,963,211	5.250	04/05/18	5,003,959
SS&C Technologies, Inc. (BB-/Ba3)
2,738,569	5.000	06/07/19	2,772,801
Sungard Data Systems, Inc. (BB/Ba3)
5,711,939	3.866	02/26/16	5,722,106
Zayo Group LLC (B/B1)
3,731,250	7.125	07/02/19	3,772,070

			34,578,969

Telecommunications - Internet & Data – 1.1%
Level 3 Financing, Inc. (B+/Ba3)
7,500,000	4.750	08/01/19	7,531,275
2,500,000	5.250	08/01/19	2,521,100

			10,052,375

Textiles – 0.3%
Phillips-Van Heusen Corp. (BB+/Ba2)
2,500,000	0.000	12/19/19	2,511,800

Transportation Services – 0.2%
Swift Transportation Co., Inc. (BB/B1)
1,874,735	5.000	12/21/17	1,891,533

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Utilities - Electric – 1.2%
Calpine Corp. (BB-/B1)
	$1,905,536	4.500%	04/02/18	$1,921,886
	7,698,089	4.500	10/09/19	7,760,290
Covanta Energy Corp. (BB+/Baa3)
	1,240,625	4.000	03/28/19	1,252,262

				10,934,438

Wireless Telecommunications – 3.3%
Asurion Corp. (BB-/NR)
	2,976,190	5.500	05/24/18	3,003,720
BBHI Acquisition LLC (BB+/Ba3)
	7,809,437	4.500	12/14/17	7,840,363
Intelsat Jackson Holdings Ltd. (B/B3)
	2,000,000	3.210	02/03/14	1,995,420
Intelsat Jackson Holdings Ltd. (BB-/B1)
	15,827,424	4.500	04/02/18	15,949,454
NeuStar, Inc. (BB+/Ba2)
	2,192,598	5.000	11/08/18	2,202,201

				30,991,158

TOTAL SENIOR TERM LOANS				$770,648,279

Corporate Obligations – 8.9%
Airlines(b)(c) – 0.3%
Air Canada (B+/B2)
	$2,000,000	9.250%	08/01/15	$2,100,000
United Air Lines, Inc. (BB-/Ba3)
	1,099,000	9.875	08/01/13	1,104,495

				3,204,495

Beverages(c) – 0.0%
Constellation Brands, Inc. (BB+/Ba1)
	300,000	4.625	03/01/23	313,500

Building Materials(b)(c)(d) – 0.1%
Grohe Holding GmbH (NR/B3)
EUR	800,000	8.750	12/15/17	1,098,199

Commercial Services(b)(c) – 0.2%
Altegrity, Inc. (CCC/Caa1)
	$2,000,000	10.500	11/01/15	1,735,000

Consumer Products - Household & Leisure(c) – 0.2%
Spectrum Brands, Inc. (B/Ba3)
	1,550,000	9.500	06/15/18	1,755,375

Finance – 0.6%
Ally Financial, Inc. (B+/B1)
	1,250,000	4.625	06/26/15	1,300,000
CIT Group, Inc. (BB-/Ba3)(c)
	1,650,000	4.250	08/15/17	1,703,625
International Lease Finance Corp. (BBB-/Ba2)(b)(c)
	2,000,000	7.125	09/01/18	2,320,000

				5,323,625

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food and Beverage(b)(c) – 0.3%
Bumble Bee Acquisition Corp. (B/B2)
$1,947,000	9.000%	12/15/17	$2,097,893
Shearer’s Foods LLC/Chip Finance Corp. (B/B3)
900,000	9.000	11/01/19	945,000

			3,042,893

Gaming(b)(c) – 0.2%
Chester Downs & Marina LLC (B+/B3)
1,500,000	9.250	02/01/20	1,473,750

Health Care(c) – 1.2%
Community Health Systems, Inc. (BB/Ba3)
7,550,000	5.125	08/15/18	7,870,875
DaVita HealthCare Partners, Inc. (B/B2)
1,400,000	5.750	08/15/22	1,473,500
HCA, Inc. (BB/Ba3)
500,000	8.500	04/15/19	557,500
1,400,000	6.500	02/15/20	1,575,000

			11,476,875

Health Care - Pharmaceuticals(b)(c) – 0.2%
Valeant Pharmaceuticals International (BB-/B1)
2,000,000	6.500	07/15/16	2,102,500

Health Care - Services(c) – 0.4%
American Renal Holdings Co., Inc. (B/B1)
1,875,000	8.375	05/15/18	1,973,437
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba1)
2,000,000	6.375	02/15/22	2,115,000

			4,088,437

Media - Broadcasting & Radio(b)(c) – 1.0%
Univision Communications, Inc. (B+/B2)
2,400,000	6.875	05/15/19	2,496,000
7,100,000	6.750	09/15/22	7,330,750

			9,826,750

Media - Cable(c) – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
2,000,000	7.875	04/30/18	2,155,000
DISH DBS Corp. (BB-/Ba2)
1,550,000	6.625	10/01/14	1,666,250

			3,821,250

Packaging(c) – 0.8%
Ardagh Packaging Finance PLC (B+/Ba3)(b)
800,000	7.375	10/15/17	874,233
Berry Plastics Corp. (B+/B1)(d)
4,500,000	5.090	02/15/15	4,500,000
Reynolds Group Issuer, Inc. (B+/B1)(b)
2,300,000	5.750	10/15/20	2,371,875

			7,746,108

Paper(b)(c) – 0.1%
Longview Fibre Paper & Packaging, Inc. (B+/B2)
750,000	8.000	06/01/16	785,625

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Business Services(b)(c) – 0.5%
First Data Corp. (B+/B1)
	$4,500,000	6.750%	11/01/20	$ 4,556,250

Telecommunications(b)(c) – 0.3%
Sunrise Communications International SA (BB-/Ba3)
CHF	2,050,000	5.625	12/31/17	2,330,946

Telecommunications - Cellular(c) – 1.1%
Matterhorn Mobile SA (BB-/B1)(b)(d)
	750,000	5.405	05/15/19	834,336
Sprint Nextel Corp. (B+/B3)
	$2,500,000	6.000	12/01/16	2,712,500
Sprint Nextel Corp. (BB-/Ba3)(b)
	3,500,000	9.000	11/15/18	4,322,500
Wind Acquisition Finance SA (BB-/Ba3)(b)
	2,000,000	7.250	02/15/18	2,028,000

				9,897,336

Telecommunications-Wirelines(c) – 0.6%
Frontier Communications Corp. (BB/Ba2)
	3,000,000	7.875	04/15/15	3,360,000
PAETEC Holding Corp. (NR/WR)
	2,000,000	9.875	12/01/18	2,290,000

				5,650,000

Transportation(b)(c) – 0.2%
Aguila 3 SA (B/B2)
	1,650,000	7.875	01/31/18	1,749,000

Utilities - Electric(c) – 0.2%
DPL, Inc. (BB-/Ba1)
	2,000,000	6.500	10/15/16	2,115,000

TOTAL CORPORATE OBLIGATIONS				$ 84,092,914

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$ 854,741,193

Short-term Investment(e) – 18.2%
Repurchase Agreement – 18.2%
Joint Repurchase Agreement Account II
	$172,300,000	0.221%	01/02/13	$ 172,300,000

TOTAL INVESTMENTS – 108.7%				$ 1,027,041,193

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.7)%				(81,962,844)

NET ASSETS – 100.0%				$ 945,078,349

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2012. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $44,656,352, which represents approximately 4.7% of net assets as of December 31, 2012.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(e)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2012, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Leslie’s Pool Mart, Inc., due 10/16/19	$64,000	$64,448	$448
ROC Finance LLC, due 08/18/17	533,333	549,333	16,000

TOTAL	$597,333	$613,781	$16,448

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/CHF	01/04/13	$3,093,995	$(35,043)
Deutsche Bank AG (London)	USD/CHF	02/05/13	3,095,951	(2,488)
State Street Bank	USD/EUR	01/04/13	1,038,179	(12,180)

TOTAL				$(49,711)

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
JPMorgan Securities, Inc.	CDX North America High Yield Index 19	$20,000	5.000%	12/20/17	4.866%	$(19,557)	$163,445

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,016,476,426

Gross unrealized gain	12,034,576
Gross unrealized loss	(1,469,809)

Net unrealized security gain	$10,564,767

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 91.0%
Automotive – 1.6%
Ford Motor Credit Co. LLC
	$5,350,000	3.984%		06/15/16	$ 5,662,842
	2,400,000	8.000		12/15/16	2,892,504
	475,000	5.000		05/15/18	524,545

					9,079,891

Banks – 19.7%
Abbey National Treasury Services PLC
	2,700,000	2.875		04/25/14	2,739,239
GBP	600,000	2.123	(a)	02/16/15	994,670
ANZ Capital Trust II(b)(c)
	$4,200,000	5.360		12/15/49	4,284,000
Bank of America Corp.
	3,400,000	6.000		09/01/17	3,983,671
	1,600,000	5.625		07/01/20	1,886,447
	1,150,000	5.875		01/05/21	1,375,119
	6,025,000	5.000		05/13/21	6,864,190
	5,300,000	5.700		01/24/22	6,373,624
Bank of Scotland PLC(c)
	1,500,000	5.250		02/21/17	1,714,854
Barclays Bank PLC(c)
	2,150,000	6.050		12/04/17	2,378,734
Capital One Capital III(b)
	800,000	7.686		08/15/36	800,640
Capital One Capital IV(a)(b)
	6,400,000	6.745		02/17/37	6,405,120
Citigroup, Inc.
	2,750,000	5.375		08/09/20	3,222,328
	8,000,000	4.500		01/14/22	8,932,169
Discover Bank
	877,000	8.700		11/18/19	1,147,129
HSBC Capital Funding LP(a)(b)(c)
	1,050,000	4.610		12/29/49	1,048,007
ING Bank NV(c)
	5,400,000	2.375		06/09/14	5,470,497
	1,375,000	2.000		09/25/15	1,385,175
JPMorgan Chase & Co.
	7,200,000	4.350		08/15/21	8,022,029
	1,625,000	3.250		09/23/22	1,673,284
Merrill Lynch & Co., Inc.
	1,250,000	6.400		08/28/17	1,471,096
MUFG Capital Finance 1 Ltd.
	2,650,000	6.346		07/25/49	2,922,142
Northern Rock Asset Management PLC(c)
	1,400,000	5.625		06/22/17	1,631,126
Regions Financial Corp.
	3,850,000	5.750		06/15/15	4,158,000
Royal Bank of Scotland PLC
	4,250,000	2.550		09/18/15	4,345,072
Santander Holdings USA, Inc.
	3,000,000	3.000	(b)	09/24/15	3,057,283
	855,000	4.625		04/19/16	903,369
Sparebank 1 Boligkreditt AS(c)
	2,900,000	2.625		05/27/16	3,060,007
	3,100,000	1.750		11/15/19	3,062,180
Stadshypotek AB(c)
	2,100,000	1.875		10/02/19	2,099,160
Standard Chartered PLC(c)
	2,275,000	3.200		05/12/16	2,392,185

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
UBS AG
$875,000	7.625%		08/17/22	$ 958,291
Union Bank NA
6,600,000	2.125		06/16/17	6,772,472
Westpac Capital Trust III(a)(b)(c)
1,685,000	5.819		09/30/49	1,683,147

				109,216,456

Brokerage – 3.8%
Morgan Stanley, Inc.
10,700,000	6.250	(b)	08/28/17	12,318,114
1,500,000	5.950		12/28/17	1,709,948
600,000	6.625	(b)	04/01/18	704,361
1,400,000	5.500	(b)	07/24/20	1,565,201
1,900,000	5.500	(b)	07/28/21	2,157,206
2,275,000	4.875		11/01/22	2,351,714

				20,806,544

Chemicals(b) – 2.3%
CF Industries, Inc.
1,275,000	6.875		05/01/18	1,552,313
400,000	7.125		05/01/20	504,054
Ecolab, Inc.
4,550,000	1.450		12/08/17	4,546,423
2,225,000	4.350		12/08/21	2,489,051
Incitec Pivot Ltd.(c)
3,700,000	4.000		12/07/15	3,890,916

				12,982,757

Distributor(b)(c) – 0.2%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000		06/01/16	1,202,155

Diversified Manufacturing(b) – 1.2%
General Electric Co.
2,575,000	2.700		10/09/22	2,620,034
Xylem, Inc.
3,650,000	3.550		09/20/16	3,887,348

				6,507,382

Electric(b) – 2.9%
Arizona Public Service Co.
3,965,000	8.750		03/01/19	5,253,512
Nevada Power Co.
2,675,000	7.125		03/15/19	3,435,714
PPL WEM Holdings PLC(c)
3,700,000	5.375		05/01/21	4,161,379
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,281,342
Puget Sound Energy, Inc.(a)
2,000,000	6.974		06/01/67	2,122,500

				16,254,447

Energy – 12.1%
Anadarko Petroleum Corp.(b)
4,225,000	8.700		03/15/19	5,711,413
BG Energy Capital PLC(a)(b)
2,550,000	6.500		11/30/72	2,720,904
BP Capital Markets PLC(b)
8,600,000	4.500		10/01/20	9,917,979
3,850,000	3.245		05/06/22	4,039,467

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Corp Financiera de Desarrollo SA(b)(c)
$360,000	4.750%		02/08/22	$ 394,975
Dolphin Energy Ltd.(c)
415,965	5.888	(b)	06/15/19	467,961
600,000	5.500		12/15/21	687,046
Gaz Capital SA for Gazprom
990,000	9.250		04/23/19	1,303,087
810,000	4.950		07/19/22	867,713
Gazprom Neft OAO Via GPN Capital SA
450,000	4.375		09/19/22	459,563
Nexen, Inc.(b)
945,000	6.400		05/15/37	1,222,999
2,525,000	7.500		07/30/39	3,669,744
Pemex Project Funding Master Trust(b)
900,000	6.625		06/15/35	1,140,750
Petrobras International Finance Co.(b)
430,000	5.750		01/20/20	488,223
2,440,000	5.375		01/27/21	2,741,583
Petroleos Mexicanos(b)
1,130,000	5.500		01/21/21	1,319,275
PTTEP Canada International Finance Ltd.(c)
820,000	5.692		04/05/21	943,845
Rosneft Oil Co via Rosneft International Finance Ltd.(c)
3,850,000	4.199		03/06/22	3,922,187
Rowan Cos., Inc.(b)
2,425,000	4.875		06/01/22	2,635,598
TNK-BP Finance SA
470,000	7.500		07/18/16	544,025
Transocean, Inc.(b)
1,300,000	6.000		03/15/18	1,516,144
9,700,000	6.500		11/15/20	11,711,245
2,375,000	6.375		12/15/21	2,882,372
Transportadora de Gas Internacional SA(b)
310,000	5.700		03/20/22	342,623
Valero Logistics(b)
2,000,000	6.050		03/15/13	2,015,701
Weatherford International Ltd.(b)
2,685,000	9.625		03/01/19	3,503,426

				67,169,848

Food & Beverage – 5.7%
Anadolu Efes Biracilik ve Malt Sanayii AS(c)
1,575,000	3.375		11/01/22	1,553,344
Heineken NV(b)(c)
3,325,000	3.400		04/01/22	3,468,201
Kraft Foods Group, Inc.(c)
702,000	6.125		08/23/18	860,038
1,475,000	3.500		06/06/22	1,566,708
Mondelez International, Inc.
4,800,000	6.500		02/09/40	6,408,393
Pernod-Ricard SA(b)(c)
8,850,000	4.450		01/15/22	9,787,897
SABMiller Holdings, Inc.(b)(c)
2,850,000	2.450		01/15/17	2,970,826
4,775,000	3.750		01/15/22	5,156,193

				31,771,600

Health Care - Medical Products(b) – 1.3%
Humana, Inc.
2,765,000	7.200		06/15/18	3,397,479
PerkinElmer, Inc.
3,175,000	5.000		11/15/21	3,527,588

				6,925,067

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services(b) – 1.9%
Coventry Health Care, Inc.
$2,550,000	6.300%		08/15/14	$ 2,762,468
Express Scripts Holding Co.
3,825,000	3.125		05/15/16	4,039,410
3,575,000	3.500	(c)	11/15/16	3,826,707

				10,628,585

Life Insurance(b) – 3.3%
American International Group, Inc.
1,550,000	2.375		08/24/15	1,574,028
Hartford Financial Services Group, Inc.
2,900,000	6.000		01/15/19	3,395,229
MetLife Capital Trust X(c)
1,500,000	9.250		04/08/38	2,070,000
Nippon Life Insurance Co.(a)(c)
3,250,000	5.000		10/18/42	3,432,781
Principal Financial Group, Inc.
1,900,000	3.125		05/15/23	1,879,688
Prudential Financial, Inc.(a)
3,850,000	5.625		06/15/43	3,975,125
Reinsurance Group of America, Inc.
1,575,000	6.450		11/15/19	1,846,367

				18,173,218

Media - Cable(b) – 1.4%
Comcast Corp.
2,775,000	6.450		03/15/37	3,579,197
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3,925,000	3.800		03/15/22	4,049,006

				7,628,203

Media - Non Cable(b) – 2.5%
NBCUniversal Media LLC
3,700,000	2.875		04/01/16	3,900,985
News America, Inc.
650,000	6.650		11/15/37	831,712
4,700,000	6.150		02/15/41	5,950,852
WPP Finance UK
2,875,000	8.000		09/15/14	3,183,120

				13,866,669

Metals & Mining(b) – 1.7%
Freeport-McMoRan Copper & Gold, Inc.
1,600,000	3.550		03/01/22	1,581,801
Newcrest Finance Pty Ltd.(c)
2,400,000	4.450		11/15/21	2,526,379
Xstrata Finance Canada Ltd.(c)
5,090,000	2.450		10/25/17	5,139,342

				9,247,522

Noncaptive - Financial – 3.1%
Blackstone Holdings Finance Co. LLC(b)(c)
1,525,000	4.750		02/15/23	1,621,162
1,500,000	6.250		08/15/42	1,693,563
Discover Financial Services(b)(c)
2,823,000	3.850		11/21/22	2,893,748
GE Capital Trust I(a)(b)
3,280,000	6.375		11/15/67	3,444,000
General Electric Capital Corp.
2,650,000	2.300		04/27/17	2,742,149
1,325,000	5.875		01/14/38	1,602,279
International Lease Finance Corp.
3,225,000	5.750		05/15/16	3,394,312

				17,391,213

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals(b)(c) – 1.8%
AbbVie, Inc.
$8,125,000	1.750%	11/06/17	$ 8,220,893
Mylan, Inc.
1,300,000	7.875	07/15/20	1,536,289

			9,757,182

Pipelines(b) – 4.6%
Energy Transfer Partners LP
3,727,000	5.950	02/01/15	4,079,648
Enterprise Products Operating LLC(a)
2,300,000	8.375	08/01/66	2,624,875
1,300,000	7.000	06/01/67	1,394,250
2,995,000	7.034	01/15/68	3,433,019
ONEOK Partners LP
1,055,000	6.850	10/15/37	1,334,639
Tennessee Gas Pipeline Co.
1,460,000	7.000	10/15/28	1,999,185
2,125,000	8.375	06/15/32	3,066,691
TransCanada PipeLines Ltd.(a)
3,875,000	6.350	05/15/67	4,146,250
Western Gas Partners LP
586,000	5.375	06/01/21	668,070
2,575,000	4.000	07/01/22	2,708,074

			25,454,701

Property Insurance(b) – 0.3%
American International Group, Inc.
1,325,000	4.875	06/01/22	1,510,313

Property/Casualty Insurance(b) – 2.4%
Arch Capital Group Ltd.
1,245,000	7.350	05/01/34	1,601,464
Infinity Property & Casualty Corp.
4,050,000	5.000	09/19/22	4,224,879
QBE Capital Funding III Ltd.(a)(c)
3,175,000	7.250	05/24/41	3,286,125
QBE Insurance Group Ltd.(a)(c)
855,000	5.647	07/01/23	850,039
Transatlantic Holdings, Inc.
2,600,000	8.000	11/30/39	3,428,105

			13,390,612

Real Estate Investment Trusts(b) – 8.5%
Camden Property Trust
3,400,000	5.700	05/15/17	3,906,415
CubeSmart LP
1,625,000	4.800	07/15/22	1,727,622
Developers Diversified Realty Corp.
590,000	9.625	03/15/16	724,225
3,750,000	7.500	04/01/17	4,497,398
Duke Realty LP
2,200,000	4.375	06/15/22	2,315,541
Entertainment Properties Trust
2,975,000	5.750	08/15/22	3,062,432
ERP Operating LP
4,005,000	5.250	09/15/14	4,284,820

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts(b) – (continued)
HCP, Inc.
$2,975,000	6.300%	09/15/16	$ 3,433,451
2,475,000	2.625	02/01/20	2,452,745
Health Care REIT, Inc.
1,250,000	4.700	09/15/17	1,385,003
775,000	4.125	04/01/19	819,675
Kilroy Realty LP
2,300,000	5.000	11/03/15	2,514,536
1,125,000	6.625	06/01/20	1,356,487
National Retail Properties, Inc.
2,650,000	3.800	10/15/22	2,693,781
Pan Pacific Retail Properties, Inc.
1,350,000	5.950	06/01/14	1,438,438
ProLogis LP
2,075,000	6.125	12/01/16	2,344,286
UDR, Inc.
1,900,000	4.250	06/01/18	2,080,896
Ventas Realty LP
2,625,000	4.250	03/01/22	2,785,624
WEA Finance LLC(c)
3,250,000	3.375	10/03/22	3,340,061

			47,163,436

Retailers(b) – 2.0%
CVS Caremark Corp.
2,050,000	2.750	12/01/22	2,050,507
2,750,000	5.750	05/15/41	3,386,036
Walgreen Co.
2,700,000	1.800	09/15/17	2,718,663
2,850,000	3.100	09/15/22	2,874,490

			11,029,696

Technology - Hardware(b) – 1.8%
Hewlett-Packard Co.
1,400,000	3.000	09/15/16	1,399,156
4,325,000	2.600	09/15/17	4,209,310
1,396,000	4.300	06/01/21	1,367,287
NetApp, Inc.
2,825,000	2.000	12/15/17	2,816,174

			9,791,927

Tobacco – 0.3%
Altria Group, Inc.
1,650,000	2.850	08/09/22	1,629,861

Transportation(b) – 0.6%
Burlington Northern Santa Fe LLC
3,050,000	4.375	09/01/42	3,178,836

Trucking & Leasing(b)(c) – 1.7%
ERAC USA Finance LLC
3,650,000	5.625	03/15/42	4,043,777
Penske Truck Leasing Co. LP / PTL Finance Corp.
2,450,000	3.125	05/11/15	2,499,833
3,100,000	2.500	03/15/16	3,108,351

			9,651,961

Wirelines Telecommunications(b) – 2.3%
AT&T, Inc.
1,325,000	3.875	08/15/21	1,482,182
5,925,000	2.625	12/01/22	5,929,113
3,000,000	6.300	01/15/38	3,792,120

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications(b) – (continued)
Telefonica Emisiones SAU
	$625,000	6.221%	07/03/17	$ 691,406
	975,000	5.462	02/16/21	1,031,063

				12,925,884

TOTAL CORPORATE OBLIGATIONS				$ 504,335,966

Agency Debentures – 0.1%
Tennessee Valley Authority
	$500,000	4.625%	09/15/60	$ 594,462

Foreign Debt Obligations – 3.1%
Sovereign – 3.1%
Federal Republic of Brazil
	$1,175,000	7.125%	01/20/37	$ 1,800,687
Mexican Cetes(d)
MXN	48,288,060	0.000	06/27/13	3,657,241
Republic of Chile
	$1,660,000	3.625	10/30/42	1,626,800
Republic of Colombia
	230,000	7.375	09/18/37	356,500
	930,000	6.125	01/18/41	1,278,750
Republic of Indonesia
	710,000	8.500	10/12/35	1,141,325
Republic of Korea
	840,000	7.125	04/16/19	1,092,317
Republic of Slovenia(c)
	1,330,000	5.500	10/26/22	1,401,488
United Mexican States
	3,800,000	6.050	01/11/40	5,092,000

TOTAL FOREIGN DEBT OBLIGATIONS				$ 17,447,108

Municipal Debt Obligations – 3.1%
California – 1.7%
California State GO Bonds Build America Taxable Series 2009
	$1,450,000	7.500%	04/01/34	$ 2,016,587
	455,000	7.300	10/01/39	630,494
California State GO Bonds Build America Taxable Series 2010
	2,320,000	7.625	03/01/40	3,351,704
California State University RB Build America Bonds Series 2010
	2,825,000	6.484	11/01/41	3,345,873

				9,344,658

Illinois – 1.0%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Bonds Taxable Direct Payment Series 2009
	1,775,000	5.720	12/01/38	2,251,517
Illinois State GO Bonds Build America Series 2010
	3,225,000	6.630	02/01/35	3,655,473

				5,906,990

Louisiana(a) – 0.3%
Louisiana Public Facilities Authority Series 2011-A, Class A3
	1,500,000	1.265	04/25/35	1,486,561

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
$350,000	7.414%	01/01/40	$516,579

TOTAL MUNICIPAL DEBT OBLIGATIONS			$17,254,788

Shares	Rate	Value
Preferred Stocks – 0.5%
American General Capital II
1,325,000	8.500%	$1,656,250
CoBank ACB(a)(c)
9,188	6.250	956,988

TOTAL PREFERRED STOCKS – 0.5%		$2,613,238

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Interest Rate Swaptions
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
$5,700,000	2.200%	10/22/14	$227,353
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
5,700,000	2.200	10/22/14	48,090
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
6,600,000	1.233	10/21/13	83,617
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
6,600,000	1.233	10/21/13	49,304
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
5,500,000	2.200	10/22/14	219,375
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
5,500,000	2.200	10/22/14	46,402
Deutsche Bank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 1.270%
6,500,000	1.270	10/18/13	90,726
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.270%
6,500,000	1.270	10/18/13	44,482
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
16,000,000	2.030	10/26/15	71,446
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 1.950%
16,100,000	1.950	10/26/15	76,383
JPMorgan Chase Bank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.669%
5,200,000	1.669	10/23/14	107,575
JPMorgan Chase Bank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.669%
5,200,000	1.669	10/23/14	79,380
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
15,500,000	1.855	11/02/15	80,868

TOTAL OPTIONS PURCHASED – 0.2%			$1,225,001

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$543,470,563

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 0.7%
Repurchase Agreement – 0.7%
Joint Repurchase Agreement Account II
$3,900,000	0.221%	01/02/13	$ 3,900,000

TOTAL INVESTMENTS – 98.7%			$ 547,370,563

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			6,998,020

NET ASSETS – 100.0%			$ 554,368,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $123,690,269, which represents approximately 22.3% of net assets as of December 31, 2012.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
GBP	— British Pound
MXN	— Mexican Peso

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Securities, Inc.	USD/MXN	06/27/13	$3,592,835	$(9,752)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	292	March 2013	$47,477,375	$(820,158)
2 Year U.S. Treasury Notes	169	March 2013	37,259,219	12,902
5 Year U.S. Treasury Notes	542	March 2013	67,432,422	43,927
10 Year U.S. Treasury Notes	(374)	March 2013	(49,660,188)	106,835
30 Year U.S. Treasury Bonds	(238)	March 2013	(35,105,000)	342,922

TOTAL				$(313,572)

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	$10,700	02/28/17	3 month LIBOR	0.750%	$(25,035)	$(15,035)
Citibank NA	10,200	02/28/17	3 month LIBOR	0.750	(10,025)	(28,173)
	13,400	06/19/18	3 month LIBOR	1.000	(51,197)	46,293
Credit Suisse International (London)	35,800	02/28/17	0.750%	3 month LIBOR	213,761	(79,694)
	34,000	05/31/17	3 month LIBOR	0.700	(37,233)	80,385
	9,700	11/21/18	1.720	3 month LIBOR	—	(28,521)
	2,800	05/20/23	3 month LIBOR	1.758	—	43,482
Deutsche Bank Securities, Inc.	4,500	02/28/17	3 month LIBOR	0.750	(12,471)	(4,381)
	7,200	10/28/17	1.450	3 month LIBOR	—	25,509
	7,200	10/28/17	1.530	3 month LIBOR	—	36,859
	2,300	06/19/20	3 month LIBOR	1.250	13,109	16,212
JPMorgan Securities, Inc.	7,000	11/05/17	1.355	3 month LIBOR	—	10,080
Morgan Stanley Capital Services, Inc.	10,400	02/28/17	3 month LIBOR	0.750	(23,946)	(15,001)

TOTAL					$66,963	$88,015

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$2,175	(1.000)%	06/20/14	0.275%	$(11,728)	$(12,336)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,900	(1.000)	06/20/14	0.275	(22,250)	(20,899)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	10,400	(1.000)	06/20/14	0.275	(61,613)	(53,450)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	4,575	(1.000)	06/20/14	0.275	(22,992)	(27,624)
Protection Sold:
Credit Suisse International (London)	Prudential Financial, Inc. 4.50% 07/15/13	2,350	1.000	06/22/15	0.832	(58,871)	69,351
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.00% 06/15/15	1,825	1.000	03/20/15	0.797	(43,137)	51,958
	MetLife, Inc. 5.00% 06/15/15	5,200	1.000	09/21/15	0.991	(167,152)	170,196
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	9,825	1.000	06/20/16	0.655	9,295	110,135

TOTAL						$(378,448)	$287,331

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2012, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2012	$—	$—

Contracts Written	23,900	529,960
Contracts Bought to Close	(23,900)	(529,960)

Contracts Outstanding December 31, 2012	$—	$—

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$512,162,321

Gross unrealized gain	36,114,472
Gross unrealized loss	(906,230)

Net unrealized security gain	$35,208,242

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 64.0%
Brazil – 5.9%
Brazil Notas do Tesouro Nacional (NR/NR)
BRL	31,892,706	6.000%		08/15/16	$17,693,076
	40,570,000	10.000		01/01/18	20,926,247
	38,816,561	6.000		08/15/40	25,721,576
Brazil Notas do Tesouro Nacional (NR/Baa2)
	47,679,000	10.000		01/01/14	23,880,802
	28,527,278	6.000		05/15/17	15,963,534
	28,800,000	10.000		01/01/21	14,822,457
	63,743,000	10.000		01/01/23	32,762,837

					151,770,529

Chile – 0.6%
Bonos de la Tesoreria de la Republica (NR/NR)
CLP	1,975,724,875	3.000		01/01/15	4,139,888
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	3,885,000,000	6.000		01/01/22	8,400,312
Bonos del Banco Central de Chile en Pesos (NR/NR)
	1,270,000,000	6.000		02/01/21	2,739,983

					15,280,183

Colombia – 0.8%
Republic of Colombia (NR/Baa3)
COP	2,767,000,000	4.375		03/21/23	1,581,385
Republic of Colombia (BBB-/Baa3)
	2,399,000,000	12.000		10/22/15	1,653,875
	3,715,000,000	7.750		04/14/21	2,669,141
	15,205,000,000	9.850		06/28/27	13,509,248
	1,707,000,000	9.850		06/28/27	1,516,625

					20,930,274

Costa Rica – 0.3%
Republic of Costa Rica (NR/NR)
CRC	2,556,700,000	11.130		03/28/18	5,267,498
	1,278,300,000	9.200		03/27/19	2,427,888

					7,695,386

Dominican Republic – 0.7%
Dominican Republic (NR/NR)
DOP	104,390,000	14.000	(a)	10/18/19	2,641,130
	131,000,000	15.950		06/04/21	3,843,203
	390,100,000	16.950		02/04/22	11,915,092

					18,399,425

Hungary – 4.3%
Hungary Government Bond (BB/NR)
HUF	3,663,100,000	7.750		08/24/15	17,429,751
Hungary Government Bond (BB/Ba1)
	3,502,910,000	6.750		02/12/13	15,881,310
	2,285,200,000	8.000		02/12/15	10,858,441
	9,084,320,000	5.500		02/12/16	40,923,663
	1,531,700,000	6.750		02/24/17	7,140,712
	3,824,850,000	6.750		11/24/17	17,894,495

					110,128,372

Indonesia – 2.1%
Republic of Indonesia (NR/Baa3)
IDR	61,000,000,000	7.000		05/15/22	7,188,669
	249,662,000,000	10.500		08/15/30	37,909,158

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Indonesia – (continued)
Republic of Indonesia (BB+/Baa3)
IDR	63,600,000,000	11.000%	11/15/20	$9,092,758

				54,190,585

Ivory Coast – 0.8%
Republic of Ivory Coast (NR/NR)
	$22,221,000	3.750	12/31/32	20,387,767

Malaysia – 8.2%
Malaysia Government Bond (NR/NR)
MYR	46,200,000	3.197	10/15/15	15,177,452
	98,300,000	3.314	10/31/17	32,249,302
	77,450,000	3.580	09/28/18	25,599,276
Malaysia Government Bond (NR/A3)
	64,360,000	3.835	08/12/15	21,421,062
	46,000,000	4.262	09/15/16	15,606,606
	23,740,000	4.012	09/15/17	8,011,668
	106,025,000	4.378	11/29/19	36,708,296
	165,835,000	4.160	07/15/21	56,819,366

				211,593,028

Mexico – 10.7%
Mexican Cetes (NR/NR)(b)
MXN	396,718,920	0.000	03/21/13	30,404,058
	536,136,340	0.000	04/04/13	40,996,597
	634,593,620	0.000	06/27/13	48,062,846
United Mexican States (A-/Baa1)
	799,368,700	6.500	06/09/22	66,966,057
	55,912,400	7.500	06/03/27	5,043,638
	374,578,600	7.750	05/29/31	33,939,394
	16,299,200	10.000	11/20/36	1,826,255
	195,832,200	8.500	11/18/38	19,168,991
	307,363,400	7.750	11/13/42	28,012,787

				274,420,623

Nigeria(b) – 0.0%
Nigeria Government International Bond (NR/NR)
NGN	172,000,000	0.000	02/21/13	1,081,358

Peru – 3.6%
Peru Government Bond (NR/NR)
PEN	1,390,000	4.400	09/12/13	547,559
	12,000,000	5.200	09/12/23	5,077,409
Peru Government Bond (NR/Baa2)
	1,390,000	9.910	05/05/15	632,065
	5,831,000	6.950	08/12/31	2,886,377
	3,840,000	6.850	02/12/42	1,909,931
Peru Government Bond (BBB+/Baa2)
	1,971,000	9.910	05/05/15	896,260
	130,079,000	7.840	08/12/20	64,366,249
	21,704,000	8.200	08/12/26	11,932,244
	6,211,000	6.900	08/12/37	3,113,167

				91,361,261

Philippines – 1.5%
Republic of Philippines (BB+/Ba1)
PHP	468,000,000	4.950	01/15/21	12,597,234
	825,000,000	3.900	11/26/22	20,794,521
	166,000,000	6.250	01/14/36	4,867,208

				38,258,963

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Poland – 1.3% Poland Government Bond (A/A2)
PLN	69,740,568	3.000%		08/24/16	$24,278,456
	21,022,023	2.750		08/25/23	7,701,362

					31,979,818

Romania – 0.7%
Romania Government Bond (NR/NR)
RON	65,400,000	5.900		07/26/17	19,013,694

Slovenia – 0.5%
Republic of Slovenia (A/Baa2)
	$500,000	5.500		10/26/22	526,875
	7,560,000	5.500	(a)	10/26/22	7,966,350
EUR	3,130,000	4.625		09/09/24	3,719,109

					12,212,334

South Africa – 3.2%
Republic of South Africa (NR/NR)
ZAR	94,430,000	8.750		02/28/48	11,809,764
Republic of South Africa (NR/Baa1)
	50,000,000	7.000		02/28/31	5,461,115
	84,520,000	6.250		03/31/36	8,071,451
Republic of South Africa (A-/Baa1)
	371,593,342	10.500		12/21/26	56,137,701

					81,480,031

Thailand – 6.5%
Kingdom of Thailand (A-/Baa1)
THB	1,066,622,364	1.200		07/14/21	35,406,740
Thailand Government Bond (NR/Baa1)
	392,400,000	3.250		06/16/17	12,934,964
	270,100,000	3.580		12/17/27	8,554,388
Thailand Government Bond (A-/Baa1)
	116,300,000	5.250		05/12/14	3,923,039
	1,217,955,000	3.625		05/22/15	40,488,615
	385,300,000	3.125		12/11/15	12,675,175
	951,125,000	4.125		11/18/16	32,232,933
	261,000,000	2.800		10/10/17	8,423,946
	247,400,000	3.650		12/17/21	8,218,028
	157,400,000	3.625		06/16/23	5,199,485

					168,057,313

Turkey – 12.3%
Republic of Turkey (BBB-/NR)
TRY	64,200,000	9.500		01/12/22	43,135,929
Turkey Government Bond (NR/NR)
	3,200,000	8.500		09/14/22	2,041,668
Turkey Government Bond (BBB-/NR)
	85,300,000	0.000	(b)	07/17/13	46,285,928
	58,275,000	10.000		12/04/13	33,752,532
	20,025,000	11.000		08/06/14	12,036,480
	165,740,000	7.500		09/24/14	95,025,946
	25,150,000	9.000		01/27/16	15,163,910
	38,800,000	9.000		03/08/17	23,792,318
	16,800,000	10.500		01/15/20	11,522,491

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – (continued)
Turkey Government Bond (BBB-/Ba1)
TRY	58,750,000	9.000%		03/05/14	$34,001,811

					316,759,013

TOTAL SOVEREIGN DEBT OBLIGATIONS					$1,644,999,957

Structured Notes – 16.9%
Brazil – 1.1%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau) (NR/NR)
BRL	12,662,006	6.000%		08/19/40	$8,390,407
	21,991,905	6.000		08/19/40	14,572,812
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
	845,000	10.000		01/01/17	434,323
	6,975,210	6.000		08/15/40	4,622,084

					28,019,626

Colombia – 1.7%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	24,676,000,000	11.250	(a)	10/25/18	18,131,763
	15,491,000,000	11.250	(a)	10/25/18	11,382,685
	12,492,000,000	11.000		07/27/20	9,531,007
	4,226,000,000	11.000		07/25/24	3,249,746

					42,295,201

Ghana – 0.4%
Republic of Ghana (Issuer Standard Chartered Bank) (NR/NR)
GHS	20,700,000	21.000		10/28/15	11,029,176

Indonesia – 3.6%
Republic of Indonesia (Issuer Barclays Bank PLC) (NR/NR)
IDR	140,000,000,000	10.000		07/17/17	17,567,249
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)
	75,000,000,000	8.250		07/19/21	9,430,254
	187,600,000,000	7.000	(a)	05/17/22	22,108,104
	35,400,000,000	7.000	(a)	05/17/27	4,063,910
	29,500,000,000	8.250	(a)	06/17/32	3,723,305
Republic of Indonesia (Issuer HSBC Corp.) (NR/NR)
	46,000,000,000	10.000		07/15/17	5,772,096
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	80,000,000,000	11.000		11/17/20	11,437,432
	118,000,000,000	6.625	(a)	05/17/33	12,793,879
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (A/NR)
	50,100,000,000	10.000		07/17/17	6,286,566

					93,182,795

Nigeria(a) – 2.0%
Federal Republic of Nigeria (Issuer Citigroup Funding, Inc.) (NR/NR)
NGN	1,791,000,000	15.100		05/01/17	12,648,309
Federal Republic of Nigeria (Issuer Deutsche Bank AG (London) (NR/NR)(b)
	1,183,700,000	0.000		02/09/13	7,477,693
Nigeria Government International Bond (Issuer Deutsche Bank AG (London) (NR/NR)
	715,000,000	0.000	(b)	04/08/13	4,422,331
	351,800,000	0.000	(b)	07/01/13	2,124,043
	141,100,000	16.390		01/31/22	1,120,206
Nigeria Government International Bond (Issuer HSBC Corp.) (NR/NR)(b)
	2,444,000,000	0.000		08/12/13	14,541,033

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – (continued)
Nigeria(a) – (continued)
Nigeria Government International Bond (Issuer JPMorgan Chase Bank NA) (NR/NR)(b)
NGN	1,278,400,000	0.000%		02/25/13	$8,037,258

					50,370,873

Russia – 8.1%
Russian Federation (Issuer Citigroup Funding, Inc.) (NR/NR)(a)
RUB	1,201,800,000	7.600		07/22/22	41,539,042
Russian Federation (Issuer Credit Suisse Nassau) (NR/NR)
	1,981,000,000	7.500		02/27/19	68,216,272
	248,900,000	7.600		07/22/22	8,602,985
Russian Federation (Issuer Deutsche Bank AG (London) (NR/NR)
	85,000,000	7.350		01/22/16	2,864,506
	450,000,000	7.350	(a)	01/22/16	15,165,034
	250,000,000	7.350	(a)	01/22/16	8,425,019
	550,900,000	7.500	(a)	03/01/19	18,987,225
Russian Federation (Issuer HSBC Corp.) (NR/NR)(a)
	236,700,000	8.150		02/05/27	8,565,532
Russian Federation (Issuer JPMorgan Chase Bank NA) (NR/NR)
	283,030,000	7.350		01/22/16	9,538,132
	781,400,000	7.500		03/17/18	26,813,629

					208,717,376

TOTAL STRUCTURED NOTES					$433,615,047

Corporate Obligations – 9.4%
Colombia – 0.3%
Empresas Publicas de Medellin ESP (NR/Baa3)
COP	12,664,000,000	8.375%		02/01/21	$8,184,954

Hong Kong – 0.1%
Melco Crown Entertainment Ltd. (NR/NR)
CNY	21,750,000	3.750		05/09/13	3,472,671

Ireland(a) – 0.5%
Rosneft Oil Co. via Rosneft International Finance Ltd. (BBB-/Baa1)
	$9,960,000	3.149		03/06/17	10,136,914
	2,590,000	4.199		03/06/22	2,638,563

					12,775,477

Luxembourg – 0.5%
Gaz Capital SA for Gazprom (BBB/Baa1)
	5,570,000	6.510		03/07/22	6,628,300
GPN Capital SA for Gazprom (BBB-/Baa3)
	5,610,000	4.375		09/19/22	5,729,212

					12,357,512

Mexico – 2.5%
America Movil SAB de CV (A-/A2)
MXN	100,000,000	9.000		01/15/16	8,384,855
	61,720,000	6.450		12/05/22	4,923,108
	27,400,000	8.460		12/18/36	2,313,308
Petroleos Mexicanos (A-/Baa1)(a)
	571,621,400	7.650		11/24/21	47,358,980

					62,980,251

Netherlands(d) – 0.2%
Lukoil International Finance BV (BBB-/Baa2)
	$1,780,000	6.356		06/07/17	2,035,875
	3,240,000	7.250		11/05/19	3,960,900

					5,996,775

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Russia – 1.1%
RSHB Capital SA for OJSC Russian Agricultural Bank (NR/Baa1)
RUB	632,800,000	7.500%	03/25/13	$20,691,516
	188,000,000	8.700	03/17/16	6,261,129

				26,952,645

South Africa – 1.7%
Transnet Ltd. (NR/NR)
ZAR	8,000,000	9.250	11/14/17	1,038,544
	46,000,000	10.500	09/17/20	6,350,697
	18,000,000	10.800	11/06/23	2,563,292
	93,000,000	9.500	08/19/25	11,893,907
	181,000,000	8.900	11/14/27	22,181,515

				44,027,955

Thailand – 2.4%
Bank of Thailand (NR/NR)
THB	1,002,000,000	0.000 (b)	03/07/13	32,599,379
Bank of Thailand (NR/Baa1)
	533,700,000	3.420	08/18/13	17,510,701
	92,000,000	3.300	04/30/14	3,024,648
	290,200,000	3.220	03/01/16	9,517,989

				62,652,717

United States – 0.1%
Caterpillar Financial Services Corp. (NR/NR)
CNY	20,500,000	1.350	07/12/13	3,262,808

TOTAL CORPORATE OBLIGATIONS				$242,663,765

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$2,321,278,769

Short-term Investment(e) – 9.0%
Repurchase Agreement – 9.0%
Joint Repurchase Agreement Account II
	$232,200,000	0.221%	01/02/13	$232,200,000

TOTAL INVESTMENTS – 99.3%				$2,553,478,769

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%				19,216,746

NET ASSETS – 100.0%				$2,572,695,515

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 285,998,308, which represents approximately 11.1% of net assets as of December 31, 2012.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CRC	—	Costa Rican Colon
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EUR	—	Euro
GHS	—	Ghana Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	New Romanian Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

Investment Abbreviations:
BUBOR	—	Budapest Interbank Offered Rate
CLICP	—	Sinacofi Chile Interbank Rate
JIBAR	—	Johannesburg Interbank Agreed Rate
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
KWCDC	—	South Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
NR	—	Not Rated
TIIE	—	La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—	Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	EUR/CZK	03/20/13	$6,358,519	$1,618
	PLN/EUR	03/20/13	14,032,188	28,319
Barclays Bank PLC	BRL/USD	01/31/13	14,948,865	437,224
	CNY/USD	03/29/13	38,357,682	26,682
	COP/USD	01/17/13	10,386,961	420,961
	EUR/USD	03/20/13	6,144,830	11,950
	PLN/EUR	03/20/13	19,544,048	150,313
	TWD/USD	02/04/13	11,686,101	24,101
	USD/HUF	02/12/13	6,272,998	120,982
	USD/PLN	03/20/13	3,811,410	21,590
Citibank NA	CLP/USD	01/17/13	11,651,994	48,595
	EUR/USD	03/20/13	12,086,242	219,397
	IDR/USD	01/14/13	22,816,549	58,549
	KRW/USD	02/04/13	11,859,528	197,528
	MYR/USD	01/17/13	22,983,175	130,034
	RUB/USD	01/14/13	39,194,740	525,983
	RUB/USD	01/17/13	52,828,241	1,466,695
	USD/JPY	03/21/13	16,592,914	617,376
Credit Suisse International (London)	CLP/USD	01/07/13	23,721,342	135,342
	COP/USD	01/17/13	24,012,930	698,835
	RUB/USD	01/17/13	19,074,429	239,875
	RUB/USD	01/22/13	9,456,571	57,571
	USD/BRL	01/07/13	2,234,027	2,421
Deutsche Bank AG (London)	IDR/USD	01/14/13	9,900,462	7,462
	IDR/USD	01/17/13	10,010,426	65,426
	KRW/USD	02/04/13	35,447,568	410,718
	MYR/USD	01/29/13	11,089,020	19,186
	MYR/USD	01/31/13	22,223,022	71,713
	MYR/USD	02/04/13	24,001,713	40,163
	PEN/USD	01/18/13	23,063,505	336,174
	PLN/USD	03/20/13	181,528,933	5,826,213
	THB/USD	02/11/13	9,170,169	24,169
	USD/EUR	03/20/13	6,140,868	23,729
	USD/INR	01/22/13	11,952,873	13,127
	USD/MXN	03/21/13	30,148,213	498,325
	USD/PHP	02/04/13	2,073,127	84
	ZAR/USD	03/20/13	11,131,771	374,581
HSBC Bank PLC	BRL/USD	01/17/13	11,847,285	154,946
	CNY/USD	02/04/13	19,035,004	220,004
	MYR/USD	01/17/13	18,556,218	43,587
	RUB/USD	01/22/13	3,240,103	25,103
	USD/HUF	02/12/13	10,442,671	219,630
	USD/JPY	03/21/13	11,849,843	402,157
	USD/MXN	03/20/13	5,981,313	79,687
	USD/MXN	04/04/13	40,619,224	579,662
JPMorgan Securities, Inc.	BRL/USD	01/07/13	14,325,516	234,324
	MYR/USD	01/31/13	29,299,215	113,574
	TRY/USD	03/20/13	18,025,499	76,499
	USD/MXN	03/20/13	1,898,084	23,270
	USD/TRY	03/20/13	93,619,883	139,486
Morgan Stanley & Co.	EUR/USD	03/20/13	6,107,845	41,966
	MYR/USD	01/17/13	24,997,304	65,225
	TRY/USD	03/20/13	12,001,334	35,334
	USD/MXN	03/20/13	21,248,408	94,592

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Canada	USD/MXN	03/20/13	$6,048,676	$108,324
Royal Bank of Scotland PLC	INR/USD	01/29/13	5,945,563	135,563
	USD/INR	01/22/13	11,749,121	102,879
	ZAR/USD	03/20/13	103,941,445	3,311,543
Standard Chartered Bank	MYR/USD	02/04/13	10,842,632	45,632
	TRY/USD	03/20/13	7,446,921	59,921
	TWD/USD	02/04/13	9,966,242	21,242
	USD/INR	01/22/13	11,651,190	10,810
	ZAR/USD	03/20/13	12,660,791	158,791
State Street Bank	MXN/USD	03/20/13	12,417,726	29,726
	USD/JPY	03/21/13	17,761,784	616,216
UBS AG (London)	BRL/USD	01/03/13	11,870,632	294,632
	BRL/USD	01/31/13	11,909,171	290,171
	INR/USD	01/22/13	53,577,880	378,538
	INR/USD	01/29/13	11,849,228	208,228
	RUB/USD	01/10/13	12,081,657	198,657
	RUB/USD	01/18/13	6,231,958	105,958
	RUB/USD	01/22/13	22,507,581	193,581
	TWD/USD	01/14/13	32,929,277	76,787
	TWD/USD	02/04/13	22,371,886	68,496
Westpac Banking Corp.	PHP/USD	02/19/13	26,430,838	126,160

TOTAL				$22,443,912

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	CNY/USD	02/04/13	$13,311,668	$(18,532)
	CNY/USD	02/05/13	22,209,671	(22,329)
	EUR/CZK	03/20/13	24,664,187	(154,945)
	HUF/USD	03/20/13	7,993,508	(168,492)
Barclays Bank PLC	CNY/USD	02/05/13	44,381,494	(34,028)
	IDR/USD	02/20/13	21,913,655	(332,402)
	JPY/USD	03/21/13	6,220,487	(35,513)
	USD/INR	01/29/13	11,254,252	(86,252)
	USD/PHP	01/18/13	4,122,327	(5,327)
BNP Paribas SA	MYR/USD	02/04/13	11,621,685	(40,315)
Citibank NA	IDR/USD	01/17/13	1,334,428	(12,572)
	JPY/USD	03/21/13	18,028,459	(537,541)
	MXN/USD	03/20/13	6,009,873	(45,127)
	MYR/USD	01/29/13	26,746,919	(26,081)
	USD/MYR	01/31/13	20,554,938	(53,633)
	USD/PHP	02/04/13	24,845,748	(112,748)
	USD/RUB	01/10/13	6,538,402	(87,402)
	USD/RUB	01/14/13	12,463,609	(96,609)
	USD/RUB	01/17/13	41,517,569	(1,395,569)
Credit Suisse International (London)	BRL/USD	01/31/13	4,590,132	(4,805)
	MXN/USD	03/20/13	23,710,413	(222,587)
	USD/COP	01/17/13	14,718,817	(511,773)
	USD/RUB	01/18/13	6,221,617	(81,617)
Deutsche Bank AG (London)	CNY/USD	02/04/13	14,598,552	(15,662)
	EUR/USD	03/20/13	6,138,226	(7,896)
	HUF/EUR	03/20/13	18,429,207	(312,736)
	ILS/USD	03/20/13	6,407,719	(7,281)
	INR/USD	01/22/13	5,627,878	(28,373)
	JPY/USD	03/21/13	12,209,773	(203,227)
	PHP/USD	02/04/13	11,612,830	(49,170)
	USD/EUR	03/20/13	91,307,998	(790,850)
	USD/KRW	02/04/13	12,537,850	(128,850)
	USD/MXN	03/20/13	12,692,587	(75,486)
	USD/RON	03/20/13	9,690,462	(26,462)
	USD/THB	02/07/13	53,399,186	(513,319)
	USD/THB	02/11/13	13,135,920	(87,672)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

HSBC Bank PLC	CNY/USD	02/04/13	$16,429,876	$(11,124)
	CNY/USD	02/05/13	9,807,304	(42,696)
	MXN/USD	03/20/13	154,073,178	(1,830,888)
	USD/BRL	01/03/13	11,870,632	(155,760)
	USD/CLP	01/17/13	11,876,916	(24,941)
	USD/MYR	01/29/13	21,190,369	(95,369)
	USD/PEN	01/18/13	17,559,951	(273,951)
	USD/RON	03/20/13	9,935,649	(23,649)
JPMorgan Securities, Inc.	IDR/USD	01/17/13	57,648,686	(446,809)
	TRY/USD	03/20/13	12,254,751	(25,249)
	USD/CNY	02/04/13	7,684,957	(100,710)
	USD/MXN	06/27/13	55,601,057	(136,198)
Morgan Stanley & Co.	EUR/USD	03/20/13	6,171,248	(9,598)
	MYR/USD	01/17/13	7,013,553	(26,475)
Royal Bank of Canada	IDR/USD	01/17/13	6,301,531	(51,469)
Royal Bank of Scotland PLC	IDR/USD	01/17/13	11,098,185	(46,815)
	USD/TRY	03/20/13	23,603,982	(101,952)
Standard Chartered Bank	PHP/USD	01/18/13	22,390,565	(26,817)
	PLN/USD	03/20/13	7,353,323	(33,677)
State Street Bank	HUF/USD	03/20/13	10,859,329	(35,562)
	MXN/USD	03/20/13	5,968,534	(86,466)
	USD/MXN	03/20/13	6,301,562	(45,562)
UBS AG (London)	BRL/USD	01/17/13	17,588,027	(10,304)
	RUB/USD	01/31/13	12,766,570	(10,430)
	USD/BRL	01/07/13	12,091,489	(365,489)
	USD/BRL	01/31/13	1,246,177	(15,177)
	USD/RUB	01/14/13	12,520,137	(111,137)

TOTAL				$(10,477,457)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(81)	March 2013	$(13,170,094)	$23,288
5 Year U.S. Treasury Notes	52	March 2013	6,469,532	(4,572)
10 Year U.S. Treasury Notes	(260)	March 2013	(34,523,125)	90,752
30 Year U.S. Treasury Bonds	(123)	March 2013	(18,142,500)	(40,859)

TOTAL				$68,609

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	11,670		01/02/17	8.695%	1 month Brazilian Interbank Deposit Average	$—	$48,275
		31,000		01/02/17	9.025	1 month Brazilian Interbank Deposit Average	—	243,344
		49,400		01/02/17	8.360	1 month Brazilian Interbank Deposit Average	—	(32,880)
		67,280		01/02/17	8.700	1 month Brazilian Interbank Deposit Average	—	282,373
	CLP	1,959,710	(a)	07/05/22	6 month CLICP	5.160%	—	89,665
	KRW	48,420,000	(a)	08/13/22	3 month KWCDC	3.120	—	442,673
	MXN	435,070	(a)	04/22/27	9.300%	Mexico Interbank TIIE 28 Days	—	1,458,733
		158,630	(a)	09/03/27	8.590	Mexico Interbank TIIE 28 Days	—	232,255

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	HUF	6,390,000		09/29/13	6.420%	6 month BUBOR	$—	$106,051
	BRL	600		01/02/15	10.040	1 month Brazilian Interbank Deposit Average	—	14,252
	HUF	351,610		10/04/16	7.020	6 month BUBOR	—	99,048
		1,051,500		10/11/16	6.817	6 month BUBOR	—	271,128
		597,910		10/14/16	6.560	6 month BUBOR	—	129,771
		360,430		10/20/16	6.750	6 month BUBOR	—	90,149
		861,330		10/21/16	6.680	6 month BUBOR	—	205,807
	BRL	4,870		01/02/17	8.650	1 month Brazilian Interbank Deposit Average	—	17,500
		32,500		01/02/17	8.530	1 month Brazilian Interbank Deposit Average	—	55,538
		33,710		01/02/17	9.550	1 month Brazilian Interbank Deposit Average	—	597,202
		48,150		01/02/17	9.585	1 month Brazilian Interbank Deposit Average	—	876,477
	MYR	48,470		05/23/17	3 month KLIBOR	3.250%	44	91,810
	TWD	587,590		09/11/17	3 month TWD	1.030	—	51,869
	PLN	60,000		12/13/17	6 month WIBOR	3.460	—	(74,448)
	KRW	26,091,240	(a)	09/18/22	3 month KWCDC	3.300	—	67,938
		30,000,000	(a)	10/09/22	3 month KWCDC	3.120	—	284,545
		6,345,000	(a)	11/21/22	3 month KWCDC	3.150	—	54,685
		19,698,730	(a)	11/29/22	3 month KWCDC	3.225	—	115,681
		37,196,850	(a)	11/29/22	3 month KWCDC	3.230	—	211,517
		26,791,540	(a)	12/05/22	3 month KWCDC	3.275	—	108,494
		9,600,100	(a)	12/11/22	3 month KWCDC	3.270	—	41,045
	MXN	703,500	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	243,728
		301,660	(a)	07/30/27	8.650	Mexico Interbank TIIE 28 Days	—	505,420
		250,850		11/05/32	6.747	Mexico Interbank TIIE 28 Days	(3,068)	156,919
Citibank NA	BRL	54,430		01/02/15	8.450	1 month Brazilian Interbank Deposit Average	—	391,304
		25,950		01/02/17	9.260	1 month Brazilian Interbank Deposit Average	—	351,755
		38,380		01/02/17	8.350	1 month Brazilian Interbank Deposit Average	—	(30,625)
	MYR	50		07/02/17	3 month KLIBOR	3.265	—	90
		74,800		07/25/17	3 month KLIBOR	2.920	(329)	528,680
	ZAR	306,200		11/02/19	6.590	3 month JIBAR	—	895,560
		$99,900	(a)	06/19/23	3 month LIBOR	2.000	(1,638,127)	1,140,435
	MXN	94,190	(a)	09/03/27	8.520	Mexico Interbank TIIE 28 Days	—	123,631
Credit Suisse International (London)		$25,600		06/19/23	2.000	3 month LIBOR	24,222	103,314

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.	BRL	74,070		01/02/15	8.445%	1 month Brazilian Interbank Deposit Average	$—	$529,286
		130,000		01/02/15	9.960	1 month Brazilian Interbank Deposit Average	—	2,982,989
	MYR	75,300		12/19/16	3.280	3 month KLIBOR	(61)	(66,017)
	BRL	47,070		01/02/17	9.450	1 month Brazilian Interbank Deposit Average	—	231,468
		50,160		01/02/17	8.345	1 month Brazilian Interbank Deposit Average	—	(50,882)
	TWD	758,600		08/17/17	3 month TWD	0.990%	—	107,120
		501,620		09/12/17	3 month TWD	1.030	—	44,363
		247,000		10/11/17	3 month TWD	1.020	—	25,564
	ZAR	143,200		11/04/19	6.580	3 month JIBAR	—	409,373
	MXN	253,660		07/18/22	5.710	Mexico Interbank TIIE 28 Days	(474)	(116,972)
	KRW	22,865,240	(a)	09/14/22	3 month KWCDC	3.210	—	135,929
		26,091,240	(a)	09/18/22	3 month KWCDC	3.320	—	48,379
	MXN	159,380	(a)	04/22/27	9.290	Mexico Interbank TIIE 28 Days	—	530,850
		159,100	(a)	06/11/27	8.700	Mexico Interbank TIIE 28 Days	—	301,862
		94,990	(a)	09/22/27	7.940	Mexico Interbank TIIE 28 Days	—	2,139
JPMorgan Securities, Inc.	BRL	54,810		01/02/17	8.370	1 month Brazilian Interbank Deposit Average	—	(29,230)
	PLN	47,600		07/27/17	6 month WIBOR	4.410	—	(644,089)
	TWD	1,148,800		07/27/17	3 month TWD	0.925	—	269,344
		597,390		09/11/17	3 month TWD	1.020	—	62,279
	ZAR	125,000		12/20/21	7.760	3 month JIBAR	(1,624)	1,222,192
	PLN	100		07/26/22	6 month WIBOR	4.570	—	(2,548)
	KRW	23,074,380		11/29/22	3 month KWCDC	3.220	—	139,798
	TWD	140,720		12/06/22	3 month TWD	1.315	—	38,719
Morgan Stanley & Co.	BRL	13,820		01/02/15	10.025	1 month Brazilian Interbank Deposit Average	—	326,188
		20,570		01/02/15	9.270	1 month Brazilian Interbank Deposit Average	—	327,630
		47,980		01/02/17	9.550	1 month Brazilian Interbank Deposit Average	—	850,008

TOTAL							$(1,619,417)	$18,266,450

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

NON-DELIVERABLE BOND FORWARD CONTRACTS*

Counterparty	Notional Amount (000s)		Reference Obligation	Settlement Date	Unrealized Gain (Loss)

Bank of America Securities LLC	COP	7,444,820	Titulos de Tesoreia 10.000% 07/24/24	01/14/13	$38,436
		17,953,000	Titulos de Tesoreia 10.000% 07/24/24	01/16/13	416,094
Deutsche Bank Securities, Inc.		39,456,000	Titulos de Tesoreia 10.000% 07/24/24	01/10/13	931,009
		13,040,300	Titulos de Tesoreia 10.000% 07/24/24	01/14/13	326,478
		15,630	Titulos de Tesoreia 3.500% 03/10/21	01/15/13	(28)
		6,544,289	Titulos de Tesoreia 7.500% 08/26/26	01/16/13	13,958

TOTAL					$1,725,947

*	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,475,041,655

Gross unrealized gain	101,391,787
Gross unrealized loss	(22,954,673)

Net unrealized security gain	$78,437,114

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 112.9%
Collateralized Mortgage Obligations – 6.9%
Adjustable Rate Non-Agency(a) – 1.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$226,787	2.919%	04/25/35	$ 227,767
American Home Mortgage Investment Trust Series 2004-3, Class 1A
2,179	0.580	10/25/34	2,171
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
195,191	2.673	04/25/34	192,729
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,200,758	2.748	07/25/35	934,163
Countrywide Alternative Loan Trust Series 2005-16, Class A1
821,080	1.805	06/25/35	610,047
Countrywide Alternative Loan Trust Series 2005-38, Class A1
234,284	1.665	09/25/35	177,699
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
266,168	2.908	02/19/34	249,634
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
570,497	0.481	10/20/45	436,167
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
325,620	0.450	01/19/36	203,620
Impac CMB Trust Series 2004-08, Class 1A
87,354	0.930	10/25/34	71,411
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
933,350	3.056	07/25/35	905,960
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,079,417	2.824	10/25/34	1,022,329
Sequoia Mortgage Trust Series 2004-09, Class A2
309,425	0.869	10/20/34	283,042
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
196,399	2.773	09/25/34	197,181
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
455,195	2.804	05/25/34	469,418

			5,983,338

Interest Only – 0.9%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2(b)
4,027	5.500	06/25/33	98
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(b)(c)
57,196	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2(b)
19,371	5.250	07/25/33	1,514
FHLMC REMIC Series 4122, Class CI
2,311,122	3.500	10/15/42	284,235
FHLMC REMIC Series 4136, Class ES(a)(b)
6,126,270	6.041	11/15/42	1,177,593
FNMA REMIC Series 2008-18, Class SC(a)(b)
987,933	5.640	03/25/38	146,165
FNMA REMIC Series 2010-126, Class LS(a)(b)
1,652,717	4.787	11/25/40	147,056
FNMA REMIC Series 2012-114, Class NI
2,077,768	3.500	10/25/41	228,931
FNMA REMIC Series 2012-128, Class SB(a)(b)
3,088,945	5.940	11/25/42	568,004
FNMA REMIC Series 2012-140, Class PI
1,618,984	3.500	12/25/42	180,219

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
FNMA REMIC Series 2012-145, Class MI
$2,225,000	3.500%	09/25/42	$ 241,969
FNMA REMIC Series 2012-148, Class MI
2,225,000	3.500	11/25/42	251,714
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)(b)
23,478	0.120	08/25/33	92
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)(b)
6,822	0.320	07/25/33	45

			3,227,635

Inverse Floaters(a) – 0.0%
GNMA Series 2001-48, Class SA
10,086	25.808	10/16/31	15,870
GNMA Series 2001-51, Class SB
10,233	25.808	10/16/31	17,342

			33,212

Planned Amortization Class – 1.0%
FHLMC REMIC Series 3748
1,000,000	4.000	11/15/39	1,117,439
FHLMC REMIC Series 3906 , Class HG
2,538,187	4.000	08/15/26	2,693,328

			3,810,767

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 2042, Class N
229,296	6.500	03/15/28	259,831
FNMA REMIC Series 2000-16, Class ZG
420,505	8.500	06/25/30	487,684

			747,515

Sequential Floating Rate(a) – 3.1%
FHLMC REMIC Series 4103, Class BF
2,835,737	0.556	12/15/38	2,843,196
FNMA REMIC Series 2011-63, Class FG
739,299	0.660	07/25/41	740,748
FNMA REMIC Series 2012-68, Class AF
1,967,838	0.660	02/25/39	1,981,760
FNMA REMIC Series 2012-68, Class FB
5,404,881	0.660	04/25/39	5,442,071

			11,007,775

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 24,810,242

Commercial Mortgage-Backed Securities – 7.6%
Sequential Fixed Rate – 1.9%
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM
50,000	5.347	12/10/46	55,337
DBUBS Mortgage Trust Series 2011-LC2A, Class A4(d)
1,000,000	4.537	07/10/44	1,150,025
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
2,000,000	4.317	11/25/19	2,316,018
FHLMC Multifamily Structured Pass-Through Certificates Series K023, Class A2
300,000	2.307	08/25/22	302,026
UBS Barclays Commercial Mortgage Trust Series 2012-C3, Class A4
2,800,000	3.091	08/10/49	2,915,596

			6,739,002

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – 5.7%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
$150,000	5.635%	04/10/49	$ 168,710
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM
150,000	5.715	06/11/40	168,705
FREMF Mortgage Trust Series 2012-K17, Class B(d)
325,000	4.350	12/25/44	339,917
FREMF Mortgage Trust Series 2012-K706, Class B(d)
900,000	4.023	11/25/44	954,324
FREMF Mortgage Trust Series 2012-K706, Class C(d)
625,000	4.023	11/25/44	600,682
FREMF Mortgage Trust Series 2012-K707, Class C(d)
425,000	3.882	01/25/47	416,594
GS Mortgage Securities Trust Series 2007-GG10, Class A4
13,000,000	5.789	08/10/45	14,979,490
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
1,000,000	5.866	09/15/45	1,199,869
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	56,162
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	47,836
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(d)
1,300,000	4.869	02/15/44	1,534,596

			20,466,885

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 27,205,887

Federal Agencies – 98.4%
Adjustable Rate FHLMC(a) – 0.3%
184,368	2.375	04/01/33	195,806
78,265	2.409	09/01/33	83,137
35,054	2.280	10/01/34	37,069
66,256	2.378	11/01/34	70,476
65,735	2.372	02/01/35	69,938
232,149	2.381	06/01/35	246,898
233,863	2.381	08/01/35	248,759

			952,083

Adjustable Rate FNMA(a) – 0.6%
7,671	2.344	07/01/22	7,915
21,603	2.288	07/01/27	22,502
30,969	2.288	11/01/27	32,249
7,438	2.288	01/01/31	7,794
8,924	2.288	06/01/32	9,360
21,597	2.344	08/01/32	22,593
52,628	2.344	05/01/33	55,104
25,518	2.134	06/01/33	26,627
310,839	2.388	06/01/33	330,492
22,427	2.359	07/01/33	23,811
301,763	2.319	08/01/33	314,844
3,147	3.000	09/01/33	3,338
1,327	2.550	12/01/33	1,362
178,272	2.647	12/01/33	190,322
6,568	2.434	04/01/34	6,994
457,022	2.655	08/01/34	491,442
79,110	2.775	11/01/34	84,588
108,850	2.320	02/01/35	114,704
150,509	2.672	03/01/35	158,343
79,617	2.933	04/01/35	85,558
136,262	2.969	05/01/35	146,498

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$18,768	2.288%	11/01/35	$ 19,551
85,190	2.288	12/01/37	88,790
45,300	2.288	01/01/38	47,223
32,820	2.288	11/01/40	34,382

			2,326,386

Adjustable Rate GNMA(a) – 0.6%
44,429	1.750	06/20/23	45,838
21,388	1.750	07/20/23	22,076
22,372	1.750	08/20/23	23,096
57,677	1.750	09/20/23	59,554
16,174	1.625	03/20/24	16,708
146,507	1.750	04/20/24	151,437
17,887	1.750	05/20/24	18,490
119,380	1.750	06/20/24	123,432
29,525	2.000	06/20/24	30,904
41,681	1.750	07/20/24	43,114
43,506	2.000	07/20/24	45,630
74,241	1.750	08/20/24	76,806
39,412	2.000	08/20/24	41,347
36,289	1.750	09/20/24	37,549
43,144	2.000	11/20/24	45,293
16,409	2.000	12/20/24	17,231
23,803	2.500	12/20/24	25,283
28,504	2.000	01/20/25	29,939
15,192	2.000	02/20/25	15,962
51,243	2.000	05/20/25	53,877
42,155	2.000	07/20/25	44,344
20,577	1.625	02/20/26	21,339
1,100	1.750	07/20/26	1,142
26,285	1.625	01/20/27	27,302
29,370	2.000	01/20/27	31,020
20,600	1.625	02/20/27	21,400
153,433	1.750	04/20/27	159,508
16,923	1.750	05/20/27	17,596
16,711	1.750	06/20/27	17,377
6,270	1.625	11/20/27	6,522
24,435	1.625	12/20/27	25,421
50,048	1.625	01/20/28	52,073
17,449	1.625	02/20/28	18,158
18,400	1.625	03/20/28	19,150
95,845	1.750	07/20/29	100,027
41,167	1.750	08/20/29	42,968
12,233	1.750	09/20/29	12,770
47,879	1.625	10/20/29	49,951
54,817	1.625	11/20/29	57,197
14,346	1.625	12/20/29	14,970
17,847	1.625	01/20/30	18,626
9,566	1.625	02/20/30	9,967
43,134	1.625	03/20/30	45,025
53,023	1.750	04/20/30	55,383
83,355	1.750	05/20/30	87,067
56,247	2.000	05/20/30	59,745
13,178	1.750	06/20/30	13,766
116,276	2.000	07/20/30	123,508
22,446	2.000	09/20/30	23,842
40,345	1.625	10/20/30	42,152
182,513	1.625	12/20/34	191,311

			2,334,193

FHLMC – 31.4%
3,911	6.000	12/01/14	3,992
8,212	6.000	03/01/16	8,732
840	5.000	09/01/16	901

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$8,378	5.000%	11/01/16	$ 8,966
28,946	5.000	01/01/17	31,033
46,212	5.000	02/01/17	49,538
38,199	5.000	03/01/17	40,951
71,496	5.000	04/01/17	76,640
1,920	5.000	05/01/17	2,058
1,539	5.000	08/01/17	1,649
200,210	5.000	09/01/17	214,621
230,747	5.000	10/01/17	247,357
129,620	5.000	11/01/17	138,950
129,027	5.000	12/01/17	138,311
160,740	5.000	01/01/18	172,323
380,697	5.000	02/01/18	408,112
382,947	5.000	03/01/18	410,551
322,174	5.000	04/01/18	345,407
35,354	4.500	05/01/18	37,606
236,176	5.000	05/01/18	253,215
62,579	5.000	06/01/18	67,082
61,971	5.000	07/01/18	66,416
33,484	5.000	08/01/18	35,905
23,159	5.000	09/01/18	24,832
75,076	5.000	10/01/18	80,508
86,428	5.000	11/01/18	92,722
43,369	5.000	12/01/18	46,502
7,043	5.000	01/01/19	7,552
2,687	5.000	02/01/19	2,894
251,991	5.500	04/01/20	273,363
827,007	4.500	08/01/23	901,486
2,970,917	4.500	06/01/26	3,177,393
84,696	7.000	04/01/31	96,945
1,346,389	7.000	09/01/31	1,541,241
909,581	4.000	02/01/32	980,978
476,713	7.000	04/01/32	544,611
1,146,109	7.000	05/01/32	1,309,350
536,271	6.000	05/01/33	592,062
17,138	5.000	10/01/33	18,518
29,396	5.500	12/01/33	32,177
20,217	5.000	07/01/35	21,813
281,112	5.000	08/01/35	302,895
17,171	5.000	09/01/35	18,502
434,306	5.000	12/01/35	469,948
279,772	5.500	01/01/36	303,312
863	5.500	02/01/36	936
48,898	4.000	08/01/36	52,670
130,367	4.000	09/01/36	139,834
149,336	4.000	10/01/36	160,858
217,293	4.000	12/01/36	234,057
1,407,260	5.000	02/01/37	1,516,394
10,817	6.000	04/01/37	11,909
1,952,455	5.500	06/01/37	2,106,329
265,669	5.000	07/01/37	285,560
2,707	6.000	07/01/37	2,980
105,633	6.000	09/01/37	116,272
1,019,560	5.500	11/01/37	1,099,912
41,105	5.500	01/01/38	44,345
90,434	5.000	02/01/38	97,442
28,382	5.500	02/01/38	30,619
16,615	5.000	03/01/38	17,864
98,499	5.500	07/01/38	106,258
43,759	6.000	07/01/38	48,322
60,958	5.500	08/01/38	65,762
1,955,302	5.000	09/01/38	2,100,931
1,136,504	5.000	11/01/38	1,221,595
4,277,630	5.000	12/01/38	4,597,900
120,815	6.000	12/01/38	133,415
61,499	6.000	01/01/39	68,076

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$933,807	5.000%	02/01/39	$ 1,004,818
795,953	4.500	09/01/39	874,554
480,564	5.500	12/01/39	518,419
176,643	5.500	03/01/40	190,558
1,100,000	5.500	08/01/40	1,186,650
25,529	4.500	03/01/41	27,441
20,405	5.000	06/01/41	22,191
2,680,810	4.000	11/01/41	2,889,244
831,185	3.000	08/01/42	869,765
734,619	3.000	09/01/42	768,717
8,997,941	3.000	10/01/42	9,415,585
20,492,331	3.000	11/01/42	21,443,492
11,943,932	3.000	12/01/42	12,498,314
12,000,000	2.500	TBA - 15yr(e)	12,524,063
3,000,000	4.500	TBA - 30yr(e)	3,215,039
12,000,000	5.000	TBA - 30yr(e)	12,919,687
4,000,000	5.500	TBA - 30yr(e)	4,322,188

			112,550,885

FNMA – 61.4%
1,257	5.500	04/01/16	1,349
1,340	5.500	08/01/16	1,437
17,697	5.500	11/01/16	18,981
13,891	5.500	12/01/16	14,899
19,959	5.500	01/01/17	21,408
1,637	5.500	05/01/17	1,756
7,105	5.500	07/01/17	7,623
1,007	5.500	09/01/17	1,080
14,606	5.500	01/01/18	15,670
12,441	5.500	02/01/18	13,347
1,183	6.000	02/01/18	1,292
869,676	2.800	03/01/18	937,753
353,938	5.000	03/01/18	383,055
24,793	5.500	04/01/18	26,598
2,530,000	3.840	05/01/18	2,839,879
5,581	5.500	05/01/18	5,988
16,267	6.000	05/01/18	17,769
468,655	5.000	06/01/18	507,210
1,145,836	4.000	08/01/18	1,224,982
25,223	5.000	09/01/18	27,298
107,089	6.000	11/01/18	117,276
87,294	7.000	11/01/18	95,235
870,906	4.500	12/01/18	935,881
186,760	6.000	12/01/18	203,999
154,932	6.000	01/01/19	169,234
4,292	5.500	02/01/19	4,649
22,913	5.500	04/01/19	24,818
52,768	6.000	04/01/19	57,639
4,040	5.500	05/01/19	4,355
11,195	6.000	05/01/19	12,228
26,099	5.500	07/01/19	28,269
67,172	5.500	08/01/19	72,759
32,397	5.500	09/01/19	35,090
71,277	5.500	10/01/19	77,205
29,549	5.500	11/01/19	32,007
16,573	5.500	12/01/19	17,951
112,670	5.500	02/01/20	122,039
475,011	4.500	03/01/20	510,451
875,698	3.416	10/01/20	966,569
34,982	5.500	01/01/21	37,891
47,019	7.000	09/01/21	53,516

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$148,777	7.000%	06/01/22	$ 170,069
63,126	7.000	07/01/22	72,171
8,897	4.500	04/01/23	9,552
592	7.000	01/01/29	689
374	5.500	04/01/29	409
2,637	7.000	09/01/29	3,066
30	7.000	02/01/30	35
26,512	7.000	08/01/31	29,320
1,786	7.000	03/01/32	2,072
2,372	7.000	04/01/32	2,752
1,382	7.000	05/01/32	1,603
7,574	7.000	06/01/32	8,788
2,227	7.000	07/01/32	2,584
101,348	6.000	01/01/33	111,978
4,694	6.000	02/01/33	5,187
458,259	5.500	04/01/33	502,725
60,657	6.000	06/01/33	67,207
20,604	6.000	07/01/33	22,857
70,060	5.000	08/01/33	76,037
4,498	5.000	09/01/33	4,881
10,954	5.500	09/01/33	12,000
60,239	6.000	09/01/33	66,874
12,461	6.000	10/01/33	13,852
84,640	5.500	02/01/34	92,667
16,898	5.500	03/01/34	18,501
23,102	5.500	04/01/34	25,274
272	5.500	06/01/34	298
104,015	5.500	07/01/34	113,782
17,212	5.500	08/01/34	18,855
43,795	5.500	10/01/34	47,868
50,025	6.000	11/01/34	55,491
476,838	5.500	12/01/34	521,169
924,542	6.000	12/01/34	1,025,555
473,953	6.000	04/01/35	523,834
109,562	5.000	06/01/35	118,821
14,390	5.500	06/01/35	15,696
1,134,951	5.000	07/01/35	1,229,739
23,927	5.500	07/01/35	26,101
12,739	5.000	08/01/35	13,787
20,423	5.500	08/01/35	22,282
37,690	5.000	09/01/35	40,790
20,232	5.500	09/01/35	22,081
9,762,378	5.000	10/01/35	10,565,583
275,698	6.000	10/01/35	304,786
6,157	5.000	11/01/35	6,663
7,984	5.500	12/01/35	8,736
7,504	6.000	12/01/35	8,274
347	5.500	02/01/36	377
18,575	5.500	04/01/36	20,160
9,259	6.000	04/01/36	10,210
325,242	6.000	08/01/36	354,688
93,232	4.000	09/01/36	99,827
35,658	6.000	09/01/36	38,886
11,450,972	5.000	12/01/36	12,393,106
154,379	4.000	02/01/37	165,783
13,474	5.500	02/01/37	14,631
313,722	6.000	02/01/37	342,087
979,127	6.000	03/01/37	1,067,775
42,613	5.500	04/01/37	46,306
627,895	6.000	04/01/37	684,666
3,250	5.500	05/01/37	3,529
64,943	5.000	06/01/37	70,656
1,110	5.500	06/01/37	1,206
1,586,385	6.000	06/01/37	1,729,816
20,781	5.500	07/01/37	22,566

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,935,867	5.000%	08/01/37	$ 2,095,141
4,345	5.500	08/01/37	4,719
4,032,120	6.000	09/01/37	4,397,149
241,063	6.500	10/01/37	268,936
636	5.500	12/01/37	691
1,916,769	5.000	02/01/38	2,074,472
1,495	5.500	02/01/38	1,624
17,526	5.500	03/01/38	19,041
77,072	5.500	04/01/38	83,751
956,405	5.000	05/01/38	1,035,093
18,035	5.500	05/01/38	19,610
1,893,318	6.000	05/01/38	2,064,527
4,766	5.500	06/01/38	5,181
5,880	5.500	07/01/38	6,392
3,628	5.500	08/01/38	3,944
912,832	6.000	08/01/38	995,390
3,533	5.500	09/01/38	3,840
581,253	6.000	09/01/38	633,822
327,026	6.000	10/01/38	356,594
1,200,252	6.000	11/01/38	1,308,771
1,871	5.500	12/01/38	2,037
1,295,394	5.000	01/01/39	1,404,861
548,313	6.000	01/01/39	597,903
884,850	6.500	01/01/39	987,710
17,882	5.500	02/01/39	19,511
18,534	4.000	08/01/39	19,837
865,235	5.500	09/01/39	938,644
946,316	6.000	09/01/39	1,031,876
177,883	6.000	10/01/39	194,748
2,869,663	6.000	07/01/40	3,129,119
41,137	4.000	10/01/40	44,063
246,093	4.000	11/01/40	263,600
1,613,640	4.500	11/01/40	1,740,903
37,383	4.000	12/01/40	40,043
4,516,211	4.500	12/01/40	4,880,641
38,128	4.000	01/01/41	40,840
371,583	4.500	01/01/41	401,567
59,873	4.000	02/01/41	64,178
1,206,665	4.500	02/01/41	1,306,408
942,605	4.000	03/01/41	1,010,385
19,772	4.000	05/01/41	21,194
1,206,480	5.000	06/01/41	1,317,213
875,330	4.500	07/01/41	950,227
100,521	4.000	08/01/41	107,750
196,506	4.500	08/01/41	212,749
56,889	4.000	09/01/41	60,980
2,311,959	4.500	09/01/41	2,509,379
47,654	4.000	10/01/41	51,080
53,143	4.500	10/01/41	57,536
893,640	4.000	11/01/41	960,092
58,563	4.000	01/01/42	63,141
1,934,295	4.000	02/01/42	2,100,879
11,904,740	3.500	10/01/42	12,696,890
1,994,736	3.500	11/01/42	2,132,736
18,000,000	2.500	TBA - 15yr(e)	18,822,656
25,000,000	3.000	TBA - 30yr(e)	26,201,173
9,000,000	3.500	TBA - 30yr(e)	9,594,844
25,000,000	4.000	TBA - 30yr(e)	26,794,923
18,000,000	4.500	TBA - 30yr(e)	19,445,625

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)

FNMA – (continued)
$10,000,000	5.500%	TBA - 30yr(e)	$ 10,864,844
8,000,000	6.000	TBA - 30yr(e)	8,737,500

			219,929,024

GNMA – 4.1%
196,553	5.500	07/15/20	211,881
342,451	3.950	07/15/25	375,714
1,112	6.000	03/15/26	1,245
15,614	6.000	04/15/26	17,509
13,000,000	5.000	TBA – 30yr(e)	14,171,015

			14,777,364

TOTAL FEDERAL AGENCIES			$ 352,869,935

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 404,886,064

Asset-Backed Securities – 1.8%
Home Equity – 0.3%
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
$2,686	0.469%	10/15/28	$ 2,539
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
49,022	0.469	06/15/29	45,580
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
42,081	0.429	12/15/29	34,995
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
46,909	0.499	12/15/33	34,454
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
171,938	0.489	02/15/34	125,538
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
285,376	7.000	09/25/37	245,986
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
399,211	7.000	09/25/37	357,726
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
190,997	0.690	03/25/34	154,881

			1,001,699

Student Loan(a) – 1.5%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
1,721,685	0.470	06/27/22	1,718,889
College Loan Corp. Trust Series 2004-1, Class A3
242,865	0.475	04/25/21	236,775
Education Funding Capital Trust I Series 2004-1, Class A2
332,470	0.468	12/15/22	331,257
GCO Education Loan Funding Trust Series 2006-1, Class A11L
300,000	0.542	05/25/36	259,325
Louisiana Public Facilities Authority Series 2011-A, Class A3
1,200,000	1.265	04/25/35	1,189,249
Northstar Education Finance, Inc. Series 2004-1, Class A4
1,262,222	0.503	04/29/19	1,258,863
Northstar Education Finance, Inc. Series 2005-1, Class A1
141,378	0.413	10/28/26	140,875
US Education Loan Trust LLC Series 2006-1, Class A2(d)
185,496	0.441	03/01/25	184,386

			5,319,619

TOTAL ASSET-BACKED SECURITIES			$ 6,321,318

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Interest Rate Swaptions
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
$3,100,000	1.233%	10/21/13	$ 39,275
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
3,100,000	1.233	10/21/13	23,158
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,600,000	2.200	10/22/14	103,705
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,600,000	2.200	10/22/14	21,936
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,700,000	2.200	10/22/14	107,693
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,700,000	2.200	10/22/14	22,779
Deutsche Bank AG Put – OTC – 5 year Interest Rate Swap Strike Price 1.270%
3,100,000	1.270	10/18/13	43,269
Deutsche Bank AG Call – OTC – 5 year Interest Rate Swap Strike Price 1.270%
3,100,000	1.270	10/18/13	21,215
Deutsche Bank AG Call – OTC – 2 year Interest Rate Swap Strike Price 1.950%
7,600,000	1.950	10/26/15	36,057
Deutsche Bank AG Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
7,500,000	2.030	10/26/15	33,490
JPMorgan Chase Bank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.669%
2,400,000	1.669	10/23/14	49,650
JPMorgan Chase Bank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.669%
2,400,000	1.669	10/23/14	36,637
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
7,300,000	1.855	11/02/15	38,086

TOTAL OPTIONS PURCHASED – 0.2%			$ 576,950

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 411,784,332

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 32.2%
Repurchase Agreement – 32.2%
Joint Repurchase Agreement Account II
$ 115,400,000	0.221%	01/02/13	$ 115,400,000

TOTAL INVESTMENTS – 147.1%			$ 527,184,332

LIABILITIES IN EXCESS OF OTHER ASSETS – (47.1)%			(168,710,146)

NET ASSETS – 100.0%			$ 358,474,186

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

(c)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d)	Exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $5,180,524, which represents approximately 1.4% of net assets as of December 31, 2012.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $167,613,557 which represents approximately 46.8% of net assets as of December 31, 2012.

(f)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FHLMC	3.000%	TBA - 30yr	01/14/2013	$(7,000,000)	$(7,317,188)
FNMA	5.000	TBA - 30yr	01/12/2012	(27,000,000)	(29,246,484)
FNMA	3.000	TBA - 30yr	02/12/2013	(11,000,000)	(11,503,593)

TOTAL (Proceeds Receivable: $47,970,859)					$(48,067,265)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	55	March 2013	$13,708,750	$43,551
Eurodollars	38	June 2013	9,469,125	26,514
Ultra Long U.S. Treasury Bonds	51	March 2013	8,292,281	(71,581)
2 Year U.S. Treasury Notes	(36)	March 2013	(7,936,875)	(3,434)
5 Year U.S. Treasury Notes	247	March 2013	30,730,274	25,771
10 Year U.S. Treasury Notes	(79)	March 2013	(10,489,719)	7,396
30 Year U.S. Treasury Bonds	(93)	March 2013	(13,717,500)	150,730

TOTAL				$178,947

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	$1,600	02/28/17	3 month LIBOR	0.750%	$(3,744)	$(2,248)
	8,400	02/28/17	0.750%	3 month LIBOR	(10,207)	(21,251)
Citibank NA	8,800	06/19/18	3 month LIBOR	1.000	(33,622)	30,401
	1,100	06/19/20	3 month LIBOR	1.250	7,258	6,766
Credit Suisse International (London)	16,800	02/28/17	0.750	3 month LIBOR	100,312	(37,398)
	16,000	05/31/17	3 month LIBOR	0.700	(17,521)	37,828
Deutsche Bank Securities, Inc.	6,800	02/28/17	0.750	3 month LIBOR	(18,846)	(6,620)
	3,400	10/28/17	1.450	3 month LIBOR	—	12,046
	3,400	10/28/17	1.530	3 month LIBOR	—	17,406
	2,800	06/19/43	3 month LIBOR	2.750	(89,329)	133,738
JPMorgan Securities, Inc.	3,300	11/05/17	1.355	3 month LIBOR	—	4,752

TOTAL					$(65,699)	$175,420

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2012, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2012	$—	$—

Contracts Written	15,900	348,480
Contracts Bought to Close	(15,900)	(348,480)

Contracts Outstanding December 31, 2012	$—	$—

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$525,334,879

Gross unrealized gain	3,954,965
Gross unrealized loss	(2,105,512)

Net unrealized security gain	$1,849,453

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby the Funds sell mortgage-backed securities and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, the Funds will not be entitled to accrue interest and receive principal payments on the securities sold.

iii. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). Investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded Loan Commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Senior Term Loan. All Senior Term Loans and Unfunded Loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans including Unfunded Loan Commitments are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

iv. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Non-Deliverable Bond Forwards — A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract. The use of these instruments involves market risk, currency risk and counterparty risk. These instruments may be illiquid, and changes in their value may not directly correlate with changes in the value of the underlying bonds. These risks may decrease the effectiveness of a Fund’s strategies and result in losses. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these contracts.

iv. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

v. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2012:

EMERGING MARKETS DEBT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,032,963,743	$—
Foreign Debt Obligations	—	21,196,555	—
Corporate Obligations	—	471,040,982	—
Structured Notes	—	51,693,919	—
U.S. Treasury Obligations	19,088,159	—	—
Short-term Investments	—	64,500,000	—
Total	$19,088,159	$1,641,395,199	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,546,323	$—
Futures Contracts	320,532	—	—
Interest Rate Swap Contracts	—	445,208	—
Credit Default Swap Contracts	—	45,881	—
Total	$320,532	$4,037,412	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,914,038)	$—
Futures Contracts	(613,868)	—	—
Interest Rate Swap Contracts	—	(133,780)	—
Credit Default Swap Contracts	—	(26,031)	—
Total	$(613,868)	$(3,073,849)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$5,507,153,508	$—
Senior Term Loans	—	217,622,049	3,962,721
Common Stock and/or Other Equity Investments	15,032,383	10,451,628	39
Short-term Investments	—	42,900,000	—
Total	$15,032,383	$5,778,127,185	$3,962,760

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,383	$—
Credit Default Swap Contracts	—	1,261,858	—
Total	$—	$1,265,241	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,272,468)	$—
HIGH YIELD FLOATING RATE
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Senior Term Loans	$—	$770,648,279	$—
Corporate Obligations	—	84,092,914	—
Unfunded Loan Commitments(a)	—	16,448	—
Short-term Investments	—	172,300,000	—
Total	$—	$1,027,057,641	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Credit Default Swap Contracts	$—	$163,445	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(49,711)	$—
INVESTMENT GRADE CREDIT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$504,335,966	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	—	594,462	—
Foreign Debt Obligations	—	17,447,108	—
Municipal Debt Obligations	—	17,254,788	—
Common Stock and/or Other Equity Investments	—	2,613,238	—
Short-term Investments	—	3,900,000	—
Total	$—	$546,145,562	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$1,225,001	$—
Futures Contracts(a)	506,586	—	—
Interest Rate Swap Contracts(a)	—	258,820	—
Credit Default Swap Contracts(a)	—	401,640	—
Total	$506,586	$1,885,461	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(9,752)	$—
Futures Contracts	(820,158)	—	—
Interest Rate Swap Contracts	—	(170,805)	—
Credit Default Swap Contracts	—	(114,309)	—
Total	$(820,158)	$(294,866)	$—

LOCAL EMERGING MARKETS DEBT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,637,091,329	$7,908,628
Structured Notes	—	433,615,047	—
Corporate Obligations	—	242,663,765	—
Short-term Investments	—	232,200,000	—
Total	$—	$2,545,570,141	$7,908,628

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$22,443,912	$—
Futures Contracts	114,040	—	—
Interest Rate Swap Contracts	—	19,314,141	—
Non-Deliverable Bond Forward Contracts	—	1,725,975	—
Total	$114,040	$43,484,028	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(10,477,457)	$—
Futures Contracts	(45,431)	—	—
Interest Rate Swap Contracts	—	(1,047,691)	—
Non-Deliverable Bond Forward Contracts	—	(28)	—
Total	$(45,431)	$(11,525,176)	$—

U.S. MORTGAGES
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$404,634,350	$251,714
Asset-Backed Securities	—	6,321,318	—
Short-term Investments	—	115,400,000	—
Total	$—	$526,355,668	$251,714

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(48,067,265)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES (continued) Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$576,950	$—
Futures Contracts(a)	253,962	—	—
Interest Rate Swap Contracts(a)	—	242,937	—
Total	$253,962	$819,887	$—

Liabilities(a)
Futures Contracts	$(75,015)	$—	$—
Interest Rate Swap Contracts	—	(67,517)	—
Total	$(75,015)	$(67,517)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2012, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Emerging Markets Debt	$59,800,000	$59,800,734	$61,179,736
High Yield	42,900,000	42,900,527	43,889,811
High Yield Floating Rate	172,300,000	172,302,115	176,275,393
Investment Grade Credit	3,900,000	3,900,048	3,989,983
Local Emerging Markets Debt	232,200,000	232,202,851	237,557,436
U.S. Mortgages	115,400,000	115,401,417	118,062,567

REPURCHASE AGREEMENTS — At December 31, 2012, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit Fund	Local Emerging Markets Debt	U.S. Mortgages
BNP Paribas Securities Co.	0.220%	$29,059,051	$20,846,711	$83,727,000	$1,895,155	$112,834,644	$56,077,165
Credit Suisse Securities LLC	0.200	10,608,068	7,610,136	30,564,718	691,831	41,190,526	20,471,088
Deutsche Bank Securities, Inc.	0.250	1,781,671	1,278,155	5,133,476	116,196	6,918,127	3,438,208
JPMorgan Securities LLC	0.250	7,661,185	5,496,067	22,073,948	499,642	29,747,944	14,784,293
Wells Fargo Securities LLC	0.220	10,690,025	7,668,931	30,800,858	697,176	41,508,759	20,629,246
TOTAL		$59,800,000	$42,900,000	$172,300,000	$3,900,000	$232,200,000	$115,400,000

At December 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal National Mortgage Association	3.000 to 6.000%	11/01/25 to 01/01/43
Government National Mortgage Association	3.000 to 4.500	01/15/41 to 11/15/42
U.S. Treasury Notes	0.250 to 4.000	03/15/13 to 05/31/18

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — Emerging Markets Debt and Local Emerging Markets Debt Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than “diversified” mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds, may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds, to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date February 25, 2013

*	Print the name and title of each signing officer under his or her signature.